As filed with the Securities and Exchange Commission on or about February 28, 2013

Registration No. 33-17463 and 811-5344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 102	☒

and/or

REGISTRATION STATEMENT

Under the Investment Company Act of 1940

Amendment No. 103	☒

WILLIAM BLAIR FUNDS

(Exact Name of Registrant as Specified in Charter)

222 West Adams Street

Chicago, Illinois 60606

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 364-8000

(Name and Address of Agent for Service)	Copy to:

Michelle R. Seitz William Blair & Company, L.L.C. 222 West Adams Street Chicago, Illinois 60606	Maureen A. Miller Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or

☒	on March 1, 2013 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on (date) pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: March 1, 2013

March 1, 2013

William Blair Funds

CLASS N SHARES PROSPECTUS

William Blair Commodity Strategy Long/Short Fund (WCSNX)

William Blair Macro Allocation Fund (WMCNX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

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WILLIAM BLAIR COMMODITY STRATEGY LONG/SHORT FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Commodity Strategy Long/Short Fund (the “Fund” or the “Commodity Fund”) seeks long-term risk-adjusted total return.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.40%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses (includes a shareholder administration fee)	4.23%

Total Annual Fund Operating Expenses	5.88%	*
Fee Waiver and/or Expense Reimbursement	3.93%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.95%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.95% of average daily net assets until April 30, 2014. The Advisor may not terminate this arrangement prior to April 30, 2014 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on April 25, 2012 for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation.

The Fund currently seeks commodities exposure through a total return swap that subjects the Fund to additional fees not reflected in the Annual Fund Operating Expenses table. These fees, which are described in more detail on page 3 of this Summary section, will affect the Fund’s performance.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$198	$1,399	$2,579	$5,440

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in

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higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (April 25, 2012 through October 31, 2012), the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    The Fund’s investment strategies seek to provide broad exposure to commodities, provide attractive risk-adjusted returns with low correlations to traditional asset classes, maintain the inflation protection of commodities investing and profit in both up and down commodities markets. The Fund seeks to provide exposure to the commodity trading strategies of independent commodity trading advisors (“CTAs”) selected by William Blair & Company, L.L.C. (the “Advisor”) currently through derivative instruments (instruments whose values are based on, for example, indices, currencies or securities), and invests in fixed-income securities.

Commodity Investments.    The Fund may invest in commodities through derivative instruments that provide exposure to commodity trading strategies of CTAs selected by the Advisor and/or by investing in limited liability companies, limited partnerships, corporations and other pooled investment vehicles (collectively, “Underlying Vehicles”) managed by such CTAs. To a limited extent, the Fund may also invest in commodity-linked derivatives, such as futures, based on specific commodities or commodities indices and not tied to commodity trading strategies of CTAs. The derivative instruments in which the Fund invests, either directly or indirectly through investments in Underlying Vehicles, are used as a substitute for direct investments in commodities.

CTAs to whom the Fund will have exposure generally fall within one of the following three broad categories of managers:

Systematic:    The CTA seeks to exploit trending behavior of futures markets over various time frames by utilizing quantitative systems.

Fundamental:    The CTA conducts deep research into fundamental supply and demand factors that drive futures markets and uses specialized models, data sources and other tools to construct expectations of fundamental value.

Sector Specialist:    The CTA employs specialized knowledge, research and analysis systems to seek value from niche markets.

Within these three broad categories of managers, the CTAs may employ the following strategies: trend following, trend anticipation, reversion, breakout, pattern recognition, high-frequency trading, commodities trading, and fundamentally-based trading. Commodities to which the CTAs may seek exposure include, but are not limited to, grains, meats, energies, metals, and softs (e.g., cotton, sugar or coffee). The CTAs execute their commodity trading strategies primarily by taking long and short positions in commodity futures or options on commodity futures. The CTAs may also use other types of derivatives including financial futures, options, forwards and swap contracts.

While there is no limit on the number of CTAs that the Fund may seek exposure to, under normal market conditions, the Advisor anticipates that the Fund will have exposure to between 6 and 15 CTAs. In selecting the CTAs, the Advisor considers a number of factors, including, but not limited to:

•	Validity of strategy

•	Historical performance

•	Quality of investment process

•	Organizational depth and stability

•	Depth of professional resources

•	Asset capacity

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•	Risk profile

•	Vehicle quality

•	Risk management

The Advisor monitors the CTAs on an ongoing basis and may adjust the Fund’s exposures to the CTAs from time to time. The Advisor seeks CTAs with well-defined strategies that are expected to exhibit low correlation to traditional market indices. The Advisor also seeks CTAs that display deep knowledge of and experience with the markets in which they operate and an understanding of the risks associated with investing in those markets. The Advisor monitors the market exposures of each CTA in order to manage the Fund’s diversification in the commodities markets.

The Fund’s commodity investments include derivative instruments that provide exposure to trading strategies of CTAs selected by the Advisor and/or Underlying Vehicles managed by such CTAs. The Advisor currently seeks exposure to CTA trading strategies through a total return swap (the “Swap”), a type of derivative instrument, based on a customized index (the “Index”) designed to replicate the aggregate returns of the trading strategies of CTAs selected by the Advisor. The Swap is based on a notional amount agreed to by the Advisor and the counterparty, which may be adjusted from time to time. The notional amount of the Swap may exceed the net assets of the Fund. The Fund will request cash from the counterparty on a periodic basis representing the increase in the swap value and the Fund will pay cash to the counterparty or post collateral in an amount representing the decrease in the swap value during the five-year term of the Swap. Interim cash payments made by the counterparty to the Fund are subject to a fee. The Fund may terminate the Swap on one day’s notice to the counterparty and the counterparty may terminate the Swap in certain instances.

The Index is calculated by the counterparty to the Swap. In calculating the Index, the counterparty calculates the returns of the CTAs included in the Index based on a notional allocation to each CTA. The sum of the notional allocations for each CTA included in the Index may exceed the net assets of the Fund and may also exceed the notional amount of the Swap. The Advisor may add or remove CTAs from the Index or increase or decrease the weighting given to a CTA included in the Index. The weightings given to each CTA included in the Index may differ and the exposure to each CTA trading strategy may be based on a different notional allocation.

The calculation of the Index includes a deduction for fees of the counterparty as well as fixed and performance fees of the CTAs. Because the Index is designed to replicate the returns of CTAs selected by the Advisor, the performance of the Fund depends on the ability of the CTAs to generate returns in excess of the costs of the Index. The fees of the counterparty and the fixed fees of the CTAs are calculated based on the notional allocations to the CTAs included in the Index. To the extent the aggregate notional allocations to the CTAs included in the Index exceed the net assets of the Fund, the deduction from the Index for the fees of the counterparty and the fixed fees of the CTAs will be greater as a percentage of the Fund’s net assets than the deduction would be if the aggregate notional allocations to the CTAs included in the Index were equal to or less than the net assets of the Fund. The calculation of the Index also may include a deduction for the performance fees of the individual CTAs in an amount not to exceed 20%. The deduction for performance fees in the Index is based on the performance results of each individual CTA’s trading strategy represented in the Index. Accordingly, a performance fee for one or more CTA trading strategies represented in the Index may be deducted in calculating the Index even if the aggregate returns of the trading strategies of the CTAs are negative. During the period from April 25, 2012 (commencement of operations) through October 31, 2012 (the Fund’s fiscal year end), the total fees of the Fund’s Swap were $185,716, $89,660 of which were performance fees. The total fees of the Fund’s Swap will vary depending on the notional allocations to the CTAs included in the Index and the performance results of the CTA trading strategies.

The level of the Fund’s exposure to the commodities markets through the Swap will depend on the notional allocations to the CTAs included in the Index and the notional amount of the Swap. In addition to the Swap, the use of derivatives in Underlying Vehicles by the CTAs and any other commodity-linked derivative instruments

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invested in by the Fund, will also increase the Fund’s exposure to the commodities markets and, as a result, the Fund’s investment performance could be significantly impacted, both positively and negatively, by movements in the commodities markets.

The Fund’s investments in the Swap, any Underlying Vehicles and other commodity-linked derivative instruments are made through William Blair CLS Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Commodity Fund Subsidiary”). The Underlying Vehicles through which the Commodity Fund Subsidiary may invest may include one or more Underlying Vehicles that are wholly owned subsidiaries of the Commodity Fund Subsidiary. The Commodity Fund Subsidiary may also hold fixed income securities, some of which may serve as margin or collateral for the Commodity Fund Subsidiary’s derivative positions. In accordance with federal income tax laws applicable to regulated investment companies, the Fund may only invest up to 25% of the value of its total assets in the Commodity Fund Subsidiary. However, the Commodity Fund Subsidiary’s investments in the Swap, Underlying Vehicles, which use derivatives, and investments in commodity-linked derivatives will provide the Fund with leveraged exposure to the commodities markets in an amount greater than 25% of the value of its total assets. The Advisor, as part of its overall advisory services to the Fund, manages the investment and reinvestment of the assets of the Commodity Fund Subsidiary and administers the affairs of the Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Commodity Fund Subsidiary. In managing the assets of the Commodity Fund Subsidiary, the Advisor applies the Fund’s investment policies and restrictions and the Fund’s compliance policies and procedures generally as if such assets were held directly by the Fund.

Fixed Income Investments.    Assets not allocated to the Fund’s commodity investments are invested in fixed income securities. The Fund’s fixed income securities are U.S. dollar denominated and may include: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may invest in money market mutual funds to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder.

The Fund generally purchases investment grade fixed income securities rated in one of the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. However, the Fund may also purchase below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB.

In choosing fixed income securities for the Fund, the Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration. However, the Fund does not have limits on duration, and the Fund’s duration will change over time. Duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under an instrument are to be paid, rather than the instrument’s stated final maturity. When applied to the Fund, for example, a portfolio duration of five years means that if interest rates increased by 1%, the value of the portfolio would decrease by approximately 5%.

PRINCIPAL RISKS OF INVESTING:    The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through various instruments, including derivative instruments or Underlying Vehicles.

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The Fund involves a high level of risk and may not be appropriate for everyone.    You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The Fund is not intended to be a complete investment program. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Aggressive Investment Technique Risk.    The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to investments in the Swap and Underlying Vehicles and the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Commodities Market Risk.    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting commodities markets generally or particular segments of the commodities markets. The Advisor may favor commodities markets or asset classes that perform poorly relative to other commodities markets and asset classes. To the extent that the Commodity Fund Subsidiary’s assets are invested in commodities markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodity Risk.    Investing in the commodities markets and investing in commodity-linked derivative instruments, such as futures and swaps, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as weather, and world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply related events in such countries could have a significant impact on the value of such commodities.

Counterparty and Contractual Default Risk.    The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy.

Credit Risk.    The value of the Fund’s fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

Currency Risk.    The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk.    Risks associated with derivatives may include the risk that the derivative is not well correlated with the commodity, security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to

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the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of over-the-counter (“OTC”) derivatives subjects the Fund to credit risk of the counterparty. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Emerging Markets Risk.    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.

Foreign Investment Risk.    The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies.

Geographic Risk.    To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Leverage Risk.    The Fund’s investments in derivatives, including the Swap, or exposure to derivatives through Underlying Vehicles expose the Fund to leverage inherent in such instruments. Such leveraged investments can amplify the effects of market volatility on the Fund’s net asset value (i.e., relatively small market movements may result in large changes in the Fund’s net asset value) and make the Fund’s returns more volatile. At times, the Fund’s leveraged investments may cause the Fund’s investment exposure to exceed its net assets and could cause the Fund to experience substantial losses, including the risk of total loss, if the market moves against the Fund. The use of leveraged investments may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements. The use of leveraged investments may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

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Liquidity Risk.    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. The Fund’s investment in the Swap and Underlying Vehicle securities are subject to liquidity risk.

Mortgage-Backed/Asset-Backed Securities Risk.    The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

New Fund Risk.    Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversified Risk.    The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings may have a significant impact on the overall performance of the Fund.

Private Placement Risk.    Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Regulatory Risk.    Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions (for example, the so-called “Volcker Rule” prescribed by the Dodd-Frank Act) could also prevent the Fund from using certain instruments, including the Swap.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, sets forth a new regulatory framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. The Dodd-Frank Act grants significant new authority to the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”) to regulate OTC derivatives and market participants. The implementation of the provisions of the Dodd-Frank Act by the SEC and the CFTC could adversely affect the Fund’s ability to pursue its investment strategies.

Short Position Risk.    The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks. The Fund’s losses are potentially unlimited in a short position transaction.

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Subsidiary Risk.    The Commodity Fund Subsidiary is not registered under the 1940 Act and is not subject to the investor protections of the 1940 Act. By investing in the Commodity Fund Subsidiary, the Fund is exposed to the risks associated with the Commodity Fund Subsidiary’s investments. In addition, the Fund has agreed to guarantee the obligations of the Commodity Fund Subsidiary to the Swap counterparty. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Commodity Fund Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

Swap Risk.    Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. As described in the Principal Investment Strategies section, the Fund currently invests through the Commodity Fund Subsidiary in the Swap. The Fund’s investment in the Swap is subject to Leverage Risk as described above because the notional amount of the Swap and/or the aggregate notional allocations to the CTAs included in the Index may exceed the net assets of the Fund. The Fund’s returns are reduced or its losses increased by the costs associated with the Swap, which are the fees deducted by the counterparty in the calculation of the Index. The costs associated with the Swap, which may be significant, will vary depending on the notional allocations to the CTAs included in the Index and the performance of the CTA trading strategies and are separate from and in addition to the Fund’s operating expenses shown in the Annual Fund Operating Expenses table. In addition, there is the risk that the Swap may be terminated by the Fund or the counterparty in accordance with its terms or as a result of regulatory changes as described in Regulatory Risk above. If the Swap were to terminate, the Fund may be unable to implement its investment strategies with respect to commodities investments and the Fund may not be able to seek to achieve its investment objective.

Tax Risk.    In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income (“qualifying income”). The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not constitute qualifying income to the Fund. Receipt of such income could cause the Fund to fail to qualify as a regulated investment company and be subject to U.S. federal income tax on its taxable income at corporate rates. The Fund has applied for a private letter ruling from the Internal Revenue Service (the “IRS”) confirming that income derived from the Fund’s investment in the Commodity Fund Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary. If the IRS does not grant the private letter ruling request, there is a risk that the IRS could assert that income derived from the Fund’s investment in the Commodity Fund Subsidiary does not constitute qualifying income to the Fund, in which case, the Fund could fail to qualify as a regulated investment company and could be subject to federal income tax at the fund level. Should the IRS take action that adversely affects the tax treatment of income derived from the Fund’s investment in the Commodity Fund Subsidiary, the Fund could be limited in its ability to implement its current investment strategies and the Fund may need to significantly change its investment strategies, which could adversely affect the Fund. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Commodity Fund Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Underlying Vehicle Risk.    Each Underlying Vehicle is subject to specific risks, depending on the strategy and investment techniques employed by the CTA. These risks, as described herein, include Aggressive Investment Technique Risk, Commodities Market Risk, Commodity Risk, Derivatives Risk and Leverage Risk and may also include Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Liquidity Risk, Short Position Risk

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and Swap Risk. By investing in the Fund, shareholders of the Fund will indirectly bear the fees and expenses of any Underlying Vehicles, including fees paid to the CTAs, in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Vehicles and may be higher than other mutual funds that invest directly in the types of derivatives held by the Underlying Vehicles. CTAs will charge fees for the services they provide to the Underlying Vehicles. These fees may be fixed and/or performance-based. Fees charged by the CTAs typically are based on the leveraged account size and not the actual cash invested in the Underlying Vehicle. Fixed fees may range from 1% to 3% of the leveraged account size. To the extent the aggregate leveraged account sizes of the Underlying Vehicles exceed the net assets of the Fund, the fixed fees of the CTAs would exceed 3% as a percentage of the Fund’s net assets. Performance-based fees may range from 15% to 30% of each Underlying Vehicle’s returns and are computed for each Underlying Vehicle without regard to the performance of the Fund or other Underlying Vehicles. Accordingly, the Fund may pay a performance fee to a CTA with positive investment performance, even if the Fund’s overall returns are flat or negative.

FUND PERFORMANCE HISTORY:    The bar chart and table showing the Fund’s annual returns and average annual total returns are not included because the Fund does not have annual returns for a full calendar year.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    John Abunassar, an Associate of the Advisor, Peter Carl, an Associate of the Advisor, D. Trowbridge Elliman III, an Associate of the Advisor, Jason Moede, an Associate of the Advisor, Christopher Walvoord, an Associate of the Advisor and Brian Ziv, an Associate of the Advisor co-manage the Fund. Messrs. Abunassar, Carl, Elliman, Walvoord and Ziv have each co-managed the Fund since its inception in 2012. Mr. Moede has co-managed the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES:

Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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WILLIAM BLAIR MACRO ALLOCATION FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Macro Allocation Fund (the “Fund” or the “Macro Fund” seeks to maximize long-term risk-adjusted total return.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.80%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses
Shareholder Administration Fee	0.15%
Dividend Expenses on Short Sales	0.06%
Remainder of Other Expenses	1.69%
Total Other Expenses	1.90%
Acquired Fund Fees and Expenses	0.24%

Total Annual Fund Operating Expenses	3.19%	*,**
Fee Waiver and/or Expense Reimbursement	1.54%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.35% of average daily net assets until April 30, 2014. The Advisor may not terminate this arrangement prior to April 30, 2014 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on November 29, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation.
**	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table for the Fund which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$168	$839	$1,534	$3,386

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Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (November 29, 2011 through October 31, 2012), the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    In pursuing the Fund’s investment objective, the Advisor employs a dynamic global macro asset allocation strategy. This strategy attempts to exploit periodic market inefficiencies by taking long and short positions in various asset classes (e.g., equity and fixed income) and currencies with a view to profit from movements across and within such asset classes and currencies. The Advisor uses a top-down approach that focuses on general price movements in various asset classes and currencies rather than the performance of individual company securities. The Advisor’s macro asset allocation strategy is based primarily on the fundamental investment valuations of asset classes and currencies. The Advisor believes that investment fundamentals determine future cash flows which will ultimately drive the value of asset classes and currencies. The Advisor’s goal is to identify and exploit periodic discrepancies between fundamental values and market prices. These perceived value/price discrepancies are the foundation for the Fund’s portfolio construction.

The Fund may invest in or seek exposure to a wide range of asset classes including, without limitation, equity and fixed income (including asset-backed securities, mortgage-backed securities and other collateralized obligations and all grades and maturities of domestic and foreign credit, including high yield (junk bonds)), commodities and real estate, and currencies. The Fund has no geographic or other limits on the allocation of its assets among asset classes. The Fund may invest its assets in any markets, including emerging markets, or asset classes that the Advisor believes to be appropriate for meeting the Fund’s investment objective. The Fund may also seek exposure to broad-based market indices, more narrowly focused customized trades or economic variables such as inflation rates. The Fund may seek long exposure to asset classes and currencies that the Advisor perceives will provide relatively attractive risk-adjusted returns and short exposure to asset classes and currencies that the Advisor perceives will provide relatively unattractive risk-adjusted returns, consistent with the Fund’s investment objective of maximizing long-term risk adjusted total return. The Fund may also use long and short exposures to manage risk.

There are many ways in which the Fund may obtain a desired long exposure. The Fund may take long positions indirectly through exchange-traded funds (“ETFs”), including leveraged ETFs, exchange-traded notes and derivative instruments such as, but not limited to, futures, swaps, options and currency forward contracts. Futures would typically be on, though are not limited to, equity indexes and government bonds. Swaps would typically be on, though are not limited to, government bonds, credit default indexes, equity indexes, inflation, equity index volatility/variance, commodities and commodity indexes. The Fund may also enter into credit default swaps, including as the seller of a credit default swap. Options would typically be on, though are not limited to, equity indexes, equity index futures, government bonds, government bond futures and currencies. The Fund may also invest in individual stocks, real estate investment trusts, closed-end funds, preferred stock, publicly traded partnerships, royalty income trusts, repurchase agreements and other equity securities, fixed income securities and currencies for the purpose of effecting macro strategies. Long positions may be intended to enhance expected return, reduce expected risk or both.

There are many ways in which the Fund may obtain a desired short exposure. The Fund may take short positions indirectly through ETFs, including inverse and leveraged ETFs, and derivative instruments (listed above) that are intended to provide inverse exposure to a particular asset class or currency. The Fund may also engage in short sales on individual securities. Short positions may be intended to enhance expected return, reduce expected risk or both.

The Fund may increase or decrease its market and non-market risk exposures by increasing and decreasing leverage, or by increasing and decreasing cash and cash equivalents. Leverage may be used to achieve potentially

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higher returns through proportionally higher ex-ante risk exposures. Ex-ante risk exposure is the Advisor’s forward-looking, best estimate, of the Fund’s standard deviation from an expected return. Leverage would increase the expected return when opportunities are anticipated to be greater than normal, but will also increase risk.

To the extent the Fund seeks to invest in commodities, the Fund may gain exposure to the commodities markets by investing a portion of its assets in William Blair MAS Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Macro Fund Subsidiary”), which is expected to invest mainly in commodity-linked derivative instruments, such as futures or swaps, and fixed income securities, some of which may serve as margin or collateral for the Macro Fund Subsidiary’s derivatives positions. In accordance with federal income tax laws applicable to regulated investment companies, the Fund may only invest up to 25% of the value of its total assets in the Macro Fund Subsidiary. The Advisor, as part of its overall advisory services to the Fund, manages the investment and reinvestment of the assets of the Macro Fund Subsidiary and administers the affairs of the Macro Fund Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Subsidiary. In managing the assets of the Macro Fund Subsidiary, the Advisor applies the Fund’s investment policies and restrictions and the Fund’s compliance policies and procedures generally as if such assets were held directly by the Fund.

PRINCIPAL RISKS OF INVESTING:    The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through various instruments, including ETFs, exchange-traded notes or derivative instruments.

The Fund involves a high level of risk and may not be appropriate for everyone.    You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The Fund is not intended to be a complete investment program. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Aggressive Investment Technique Risk.    The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include short sales, taking short positions or other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Asset Allocation Risk.    In allocating the Fund’s assets, the Advisor may favor markets or asset classes that perform poorly relative to other markets and asset classes. To the extent that the Fund’s assets are invested in markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodity Risk.    Investing in commodities may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as weather, and world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply related events in such countries could have a significant impact on the value of such commodities.

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Counterparty and Contractual Default Risk.    The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy.

Credit Default Swap Risk.    Credit default swaps are subject to the credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Credit Risk.    The value of the Fund’s fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

The Fund’s investments in below investment grade securities (e.g., high yield or junk bonds) may have additional credit risk. Securities rated BBB or below by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default.

Currency Risk.    The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk.    Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index, currency or commodity to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter (“OTC”) derivatives subjects the Fund to credit risk of the counterparty. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Emerging Markets Risk.    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.

Exchange-Traded and Closed-End Fund Risk.    The risks of investment in other investment companies typically reflect the risk of the types of securities in which the other investment companies invest. Investments in

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ETFs and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted and ETF and closed-end fund shares may be delisted by the listing exchange.

Exchange-Traded Note Risk.    The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted and ETNs may be delisted by the listing exchange.

Foreign Investment Risk.    The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies.

Geographic Risk.    To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Inverse ETF Risk.    An inverse ETF is a fund that is constructed by using various derivative instruments to profit from a decline in the underlying benchmark. Investing in these ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. Short sale risk involves the risk that the inverse ETF may incur a loss by subsequently buying a security at a higher price than the price at which it previously sold the security short. Because a loss incurred by an inverse ETF on a short sale results from increases in the value of the security, such losses are theoretically unlimited, an investment in an inverse ETF could result in a loss of the entire investment in that particular ETF. To the extent the inverse ETF uses derivatives to achieve short exposure, it is subject to derivatives risk including the risk of leverage.

Leverage Risk.    The Fund’s investments in derivatives or exposure to derivatives through other investment vehicles expose the Fund to leverage inherent in such instruments. Such leveraged investments can amplify the effects of market volatility on the Fund’s net asset value (i.e., relatively small market movements may result in large changes in the Fund’s net asset value) and make the Fund’s returns more volatile. At times, the Fund’s

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leveraged investments may cause the Fund’s investment exposure to exceed its net assets and could cause the Fund to experience substantial losses, including the risk of total loss, if the market moves against the Fund. The use of leveraged investments may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements. The use of leveraged investments may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

Leveraged ETF Risk.    ETFs in which the Fund invests may borrow money for investment purposes, a practice commonly referred to as “leveraging.” An ETF may also seek to employ leverage through the use of derivatives, such as futures, options or swaps. The use of leverage by ETFs is limited by law and regulation. Nevertheless, the use of leverage by the ETFs may increase exposure to fluctuations in the prices of the leveraged ETF’s assets thereby making any change in the leveraged ETF’s net asset value greater than without the use of leverage. Leverage could result in increased volatility of returns. Additionally, the interest and additional costs which the leveraged ETF pays to borrow money or engage in derivative transactions could reduce or eliminate the leveraged ETF’s net investment profits. A leveraged ETF will also be expected to comply with asset coverage requirements which could force the leveraged ETF to sell certain portfolio holdings or reduce its derivatives positions at a time which may be disadvantageous to the leveraged ETF.

Liquidity Risk.    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Mortgage-Backed/Asset-Backed Securities Risk.    The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

Private Placement Risk.    Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Real Estate Risk.    Exposure to real estate markets, through securities of real estate investment trusts (“REITs”) or other instruments, will be subject to risks of the specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income tax purposes.

Regulatory Risk.    Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps

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to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions (for example, the so-called “Volcker Rule” prescribed by the Dodd-Frank Act) could also prevent the Fund from using certain instruments.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, sets forth a new regulatory framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. The Dodd-Frank Act grants significant new authority to the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”) to regulate OTC derivatives and market participants. The implementation of the provisions of the Dodd-Frank Act by the SEC and the CFTC could adversely affect the Fund’s ability to pursue its investment strategies.

Securities Market Risk.    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of an investment may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Short Position Risk.    The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks. The Fund’s losses are potentially unlimited in a short position transaction.

Short Sales Risk.    Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If the Fund takes both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, the Fund’s potential losses could exceed those of mutual funds that hold only long positions.

Smaller Company Risk.    Securities of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Fund may invest in the equity securities of very small cap companies, often referred to as “micro-cap” companies. For purposes of the Fund, “micro-cap” companies are those with market capitalizations of $300 million or less at the time of the Fund’s investment. The considerations noted above are generally intensified for these investments.

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Subsidiary Risk.    The Macro Fund Subsidiary is not registered under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), and is not subject to the investor protections of the 1940 Act. By investing in the Macro Fund Subsidiary, the Fund is exposed to the risks associated with the Macro Fund Subsidiary’s investments. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Macro Fund Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

Swap Risk.    Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

Tax Risk.    In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income (“qualifying income”). The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not constitute qualifying income to the Fund. Receipt of such income could cause the Fund to fail to qualify as a regulated investment company and be subject to U.S. federal income tax on its taxable income at corporate rates. The Fund has applied for a private letter ruling from the Internal Revenue Service (“IRS”) confirming that income derived from the Fund’s investment in the Macro Fund Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Macro Fund Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance in the calendar year since the Fund started.

Highest Quarterly Return 10.70% (1Q12)	Lowest Quarterly Return (5.32)% (2Q12)

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital

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gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund (November 29, 2011)
Return Before Taxes	14.15%	15.63%
Return After Taxes on Distributions	13.15%	14.44%
Return After Taxes on Distributions and Sale of Fund Shares	9.27%	12.64%
Bank of America/Merrill Lynch 3-month US Treasury Bill Index*	0.10%	0.09%
Barclays Capital U.S. 1-3 Month Treasury Bill Index	0.08%	0.07%
Long-Term Comparative Index**	6.56%	7.40%

*	Effective March 1, 2013, the Fund will use the Bank of America/Merrill Lynch 3-month US Treasury Bill Index as the broad-based index because it is included as part of the Long-Term Comparative Index.
**	The Long-Term Comparative Index return is comprised of the following indices: 40% Barclays Capital U.S. Aggregate Index, 30% MSCI All Country World Index (net), and 30% Bank of America/Merrill Lynch 3-month US Treasury Bill Index.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Brian D. Singer, a Partner of the Advisor, Edwin Denson, an Associate of the Advisor and Thomas Clarke, an Associate of the Advisor, co-manage the Fund. Messrs. Singer, Denson and Clarke have each co-managed the Fund since its inception in 2011.

PURCHASE AND SALE OF FUND SHARES:

Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVES AND STRATEGIES

Investment Objectives and Strategies

The Commodity Fund seeks long-term risk-adjusted total return.

The Macro Fund seeks to maximize long-term risk-adjusted total return.

The Summary Sections describe each Fund’s principal investment policies and strategies intended to achieve each Fund’s investment objective. The investment types discussed in the Summary Sections are further described in the Investment Glossary contained herein and in the Statement of Additional Information.

Temporary Defensive Position.    Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. For temporary defensive purposes, each Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. When a Fund is invested defensively, it may not meet its investment objective.

Portfolio Turnover.    Each Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by a Fund. In addition, each Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors that may be greater than those made by other funds. Tax and transaction costs may lower each Fund’s effective return for investors.

Portfolio Holdings.    A description on the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Statement of Additional Information.

Use of Subsidiary.    A Fund will seek exposure to the commodities markets by investing a portion of its assets in its Subsidiary. The Advisor, as part of its overall advisory services to each Fund, manages the investment and reinvestment of the assets of the Fund’s Subsidiary and administers the affairs of the Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Subsidiary. In managing the assets of a Fund’s Subsidiary, the Advisor applies the Fund’s investment policies and restrictions and the Fund’s compliance policies and procedures generally as if such assets were held directly by the Fund. The financial statements of a Fund’s Subsidiary will be consolidated with the financial statements of the Fund and the consolidated financial statements will be included in the Fund’s annual and semi-annual reports to shareholders. As of the date of this Prospectus, the Macro Fund Subsidiary is not operational and the Macro Fund is not currently investing in the Macro Fund Subsidiary.

Investments by a Fund in its Subsidiary are expected to provide exposure to the commodities markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders under the Code, a Fund must, among other things, satisfy certain diversification requirements, including the requirement that not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Therefore, so long as a Fund is subject to this limit, the Fund may not invest any more than 25% of the value of its total assets in its Subsidiary. In addition, in order to qualify for the special tax treatment accorded regulated investment companies and their shareholders under the Code, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (qualifying income). Income from certain commodity-linked derivatives does not

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constitute qualifying income to a Fund. If a Fund treats income from a particular instrument as qualifying income and the income is later determined not to constitute qualifying income, and, together with any other non-qualifying income, causes the Fund’s non-qualifying income to exceed 10% of its gross income in any taxable year, the Fund will fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level. The Funds have applied for a private letter ruling from the IRS confirming that income derived from a Fund’s investment in its respective Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Funds.

Special Considerations for the Commodity Fund.    The Fund’s investment strategies seek to provide broad exposure to commodities, provide attractive risk-adjusted returns with low correlations to traditional asset classes, maintain the inflation protection of commodities investing and profit in both up and down commodities markets. The Fund seeks to provide exposure to the commodity trading strategies of CTAs selected by the Advisor currently through derivative instruments (instruments whose values are based on, for example, indices, currencies or securities), and invests in fixed-income securities.

Commodity Investments.    The Fund may invest in commodities through derivative instruments that provide exposure to commodity trading strategies of CTAs selected by the Advisor and/or by investing in limited liability companies, limited partnerships, corporations and other pooled investment vehicles (collectively, “Underlying Vehicles”) managed by such CTAs. To a limited extent, the Fund may also invest in commodity-linked derivatives, such as futures, based on specific commodities or commodities indices and not tied to commodity trading strategies of CTAs. The derivative instruments in which the Fund invests, either directly or indirectly through investments in Underlying Vehicles, are used as a substitute for direct investments in commodities.

CTAs to whom the Fund will have exposure generally fall within one of the following three broad categories of managers:

Systematic:    The CTA seeks to exploit trending behavior of futures markets over various time frames by utilizing quantitative systems.

Fundamental:    The CTA conducts deep research into fundamental supply and demand factors that drive futures markets and uses specialized models, data sources and other tools to construct expectations of fundamental value.

Sector Specialist:    The CTA employs specialized knowledge, research and analysis systems to seek value from niche markets.

Within these three broad categories of managers, the CTAs may employ the following strategies: trend following, trend anticipation, reversion, breakout, pattern recognition, high-frequency trading, commodities trading, and fundamentally-based trading. Commodities to which the CTAs may seek exposure include, but are not limited to, grains, meats, energies, metals, and softs (e.g., cotton, sugar or coffee). The CTAs execute their commodity trading strategies primarily by taking long and short positions in commodity futures or options on commodity futures. The CTAs may also use other types of derivatives including financial futures, options, forwards and swap contracts.

While there is no limit on the number of CTAs that the Fund may seek exposure to, under normal market conditions, the Advisor anticipates that the Fund will have exposure to between 6 and 15 CTAs. In selecting the CTAs, the Advisor considers a number of factors, including, but not limited to:

•	Validity of strategy

•	Historical performance

•	Quality of investment process

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•	Organizational depth and stability

•	Depth of professional resources

•	Asset capacity

•	Risk profile

•	Vehicle quality

•	Risk management

The Advisor monitors the CTAs on an ongoing basis and may adjust the Fund’s exposures to the CTAs from time to time. The Advisor seeks CTAs with well-defined strategies that are expected to exhibit low correlation to traditional market indices. The Advisor also seeks CTAs that display deep knowledge of and experience with the markets in which they operate and an understanding of the risks associated with investing in those markets. The Advisor monitors the market exposures of each CTA in order to manage the Fund’s diversification in the commodities markets.

The Fund’s commodity investments include derivative instruments that provide exposure to trading strategies of CTAs selected by the Advisor and/or Underlying Vehicles managed by such CTAs. The Advisor currently seeks exposure to CTA trading strategies through a total return swap (the “Swap”), a type of derivative instrument, based on a customized index (the “Index”) designed to replicate the aggregate returns of the trading strategies of CTAs selected by the Advisor. The Swap is based on a notional amount agreed to by the Advisor and the counterparty, which may be adjusted from time to time. The notional amount of the Swap may exceed the net assets of the Fund. The Fund will request cash from the counterparty on a periodic basis representing the increase in the swap value and the Fund will pay cash to the counterparty or post collateral in an amount representing the decrease in the swap value during the five-year term of the Swap. Interim cash payments made by the counterparty to the Fund are subject to a fee. The Fund may terminate the Swap on one day’s notice to the counterparty and the counterparty may terminate the Swap in certain instances.

The Index is calculated by the counterparty to the Swap. In calculating the Index, the counterparty calculates the returns of the CTAs included in the Index based on a notional allocation to each CTA. The sum of the notional allocations for each CTA included in the Index may exceed the net assets of the Fund and may also exceed the notional amount of the Swap. The Advisor may add or remove CTAs from the Index or increase or decrease the weighting given to a CTA included in the Index. The weightings given to each CTA included in the Index may differ and the exposure to each CTA trading strategy may be based on a different notional allocation.

The calculation of the Index includes a deduction for fees of the counterparty as well as fixed and performance fees of the CTAs. Because the Index is designed to replicate the returns of CTAs selected by the Advisor, the performance of the Fund depends on the ability of the CTAs to generate returns in excess of the costs of the Index. The fees of the counterparty and the fixed fees of the CTAs are calculated based on the notional allocations to the CTAs included in the Index. To the extent the aggregate notional allocations to the CTAs included in the Index exceed the net assets of the Fund, the deduction from the Index for the fees of the counterparty and the fixed fees of the CTAs will be greater as a percentage of the Fund’s net assets than the deduction would be if the aggregate notional allocations to the CTAs included in the Index were equal to or less than the net assets of the Fund. The calculation of the Index also may include a deduction for the performance fees of the individual CTAs in an amount not to exceed 20%. The deduction for performance fees in the Index is based on the performance results of each individual CTA’s trading strategy represented in the Index. Accordingly, a performance fee for one or more CTA trading strategies represented in the Index may be deducted in calculating the Index even if the aggregate returns of the trading strategies of the CTAs are negative. During the period from April 25, 2012 (commencement of operations) through October 31, 2012 (the Fund’s fiscal year end), the total fees of the Fund’s Swap were $185,716, $89,660 of which were performance fees. The total fees of the Fund’s Swap will vary depending on the notional allocations to the CTAs included in the Index and the performance results of the CTA trading strategies.

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The level of the Fund’s exposure to the commodities markets through the Swap will depend on the notional allocations to the CTAs included in the Index and the notional amount of the Swap. In addition to the Swap, the use of derivatives in Underlying Vehicles by the CTAs and any other commodity-linked derivative instruments invested in by the Fund, will also increase the Fund’s exposure to the commodities markets and, as a result, the Fund’s investment performance could be significantly impacted, both positively and negatively, by movements in the commodities markets.

The Fund’s investments in the Swap, any Underlying Vehicles and other commodity-linked derivative instruments are made through the Commodity Fund Subsidiary. The Commodity Fund Subsidiary may also hold fixed income securities, some of which may serve as margin or collateral for the Commodity Fund Subsidiary’s derivative positions. The Commodity Fund Subsidiary has engaged the same service providers as the Fund. The Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary.

Fixed Income Investments.    Assets not allocated to the Fund’s commodity investments are invested in fixed income securities. The Fund’s fixed income securities are U.S. dollar denominated and may include: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may invest in money market mutual funds to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder.

The Fund generally purchases investment grade fixed income securities rated in one of the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. However, the Fund may also purchase below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB.

In choosing fixed income securities for the Fund, the Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration. However, the Fund does not have limits on duration, and the Fund’s duration will change over time. Duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under an instrument are to be paid, rather than the instrument’s stated final maturity. When applied to the Fund, for example, a portfolio duration of five years means that if interest rates increased by 1%, the value of the portfolio would decrease by approximately 5%.

Additional Information About the Funds.    Each Fund is a series of William Blair Funds, an open-end management investment company. The Advisor provides management and investment advisory services to each Fund. This prospectus doesn’t tell you about every policy or risk of investing in each Fund. If you want more information on each Fund’s allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

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PRINCIPAL INVESTMENT RISKS

The following is a description of the principal risks of investing in the Funds. The Funds may be subject to the following risks directly through investment in individual securities or indirectly through various instruments in which the Funds may invest.

Aggressive Investment Technique Risk (Commodity Fund and Macro Fund).    The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to the use of swap agreements, futures contracts, options on futures contracts, securities and indices, forward contracts and similar instruments. Such techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Asset Allocation Risk (Macro Fund).    In allocating the Fund’s assets, the Advisor may favor markets or asset classes that perform poorly relative to other markets and asset classes. To the extent that the Fund’s assets are invested in markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodities Market Risk (Commodity Fund).    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting commodities markets generally or particular segments of the commodities markets. The Advisor may favor commodities markets or asset classes that perform poorly relative to other commodities markets and asset classes. To the extent that the Commodity Fund Subsidiary’s assets are invested in commodities markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodity Risk (Commodity Fund and Macro Fund).    Investing in commodities may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply related events in such countries could have a significant impact on the value of such commodities.

Counterparty and Contractual Default Risk (Commodity Fund and Macro Fund).    The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.

Credit Default Swap Risk (Macro Fund).    Credit default swaps are subject to the credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

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Credit Risk (Commodity Fund and Macro Fund).    The value of the Fund’s fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the issuer itself. While the U.S. Government may provide financial support to such agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

The Fund’s investments in below investment grade securities (e.g., high yield or junk bonds) may have additional credit risk. Securities rated BBB or below by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default.

Currency Risk (Commodity Fund and Macro Fund).    The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk (Commodity Fund and Macro Fund).    Risks associated with derivatives may include the risk that the derivative is not well correlated with the commodity, security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Macro Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter (“OTC”) derivatives subjects the Fund to credit risk of the counterparty. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Emerging Markets Risk (Commodity Fund and Macro Fund).    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Political, social and economic structures in many emerging market countries may be less established than in developed countries and may change rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. Unanticipated political, social or economic developments may affect the values of the Fund’s investments in emerging market countries and the availability to the Fund of additional investments in these countries.

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The currencies of certain emerging market countries have from time to time experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

The small size, limited trading volume and relative inexperience of the financial markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The system of share registration and custody in some emerging market countries may create certain risks of loss (including in some cases the risk of total loss) and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates or unauthorized trading, or other fraudulent activity.

Prior governmental approval of non-domestic investments may be required and foreign investment in domestic companies may be subject to limitation in some emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

The economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Exchange-Traded and Closed-End Fund Risk (Macro Fund).    The risks of investment in other investment companies typically reflect the risk of the types of securities in which the other investment companies invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted and ETF and closed-end fund shares may be delisted by the listing exchange.

Exchange-Traded Note Risk (Macro Fund).    The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted and ETNs may be delisted by the listing exchange.

Foreign Investment Risk (Commodity Fund and Macro Fund).    The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock

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exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in certain foreign markets generally is longer than for domestic markets. Foreign investments may be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the Fund’s foreign investments either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Geographic Risk (Commodity Fund and Macro Fund).    To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Interest Rate Risk (Commodity Fund and Macro Fund).    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations. The Fund’s investment in variable rate securities will generally be less sensitive to interest rate changes, but such securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Inverse ETF Risk (Macro Fund).    An inverse ETF is a fund that is constructed by using various derivative instruments to profit from a decline in the underlying benchmark. Investing in these ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. Short sale risk involves the risk that the inverse ETF may incur a loss by subsequently buying a security at a higher price than the price at which it previously sold the security short. Because a loss incurred by an inverse ETF on a short sale results from increases in the value of the security, such losses are theoretically unlimited, an investment in an inverse ETF could result in a loss of the entire investment in that particular ETF. To the extent the inverse ETF uses derivatives to achieve short exposure, it is subject to derivatives risk including the risk of leverage.

Leverage Risk (Commodity Fund and Macro Fund).    The Fund’s investments in derivatives (including the Swap for the Commodity Fund) or exposure to derivatives through other investment vehicles expose the Fund to leverage inherent in such instruments. Such leveraged investments can amplify the effects of market volatility on the Fund’s net asset value (i.e., relatively small market movements may result in large changes in the Fund’s net asset value) and make the Fund’s returns more volatile. At times, the Fund’s leveraged investments may cause the Fund’s investment exposure to exceed its net assets and could cause the Fund to experience substantial losses, including the risk of total loss, if the market moves against the Fund. The use of leveraged investments may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements. The use of leveraged investments may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

Leveraged ETF Risk (Macro Fund).    ETFs in which the Fund invests may borrow money for investment purposes, a practice commonly referred to as “leveraging.” An ETF may also seek to employ leverage through the use of derivatives, such as futures, options or swaps. The use of leverage by ETFs is limited by law and

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regulation. Nevertheless, the use of leverage by the ETFs may increase exposure to fluctuations in the prices of the leveraged ETF’s assets thereby making any change in the leveraged ETF’s net asset value greater than without the use of leverage. Leverage could result in increased volatility of returns. Additionally, the interest and additional costs which the leveraged ETF pays to borrow money or engage in derivative transactions could reduce or eliminate the leveraged ETF’s net investment profits. A leveraged ETF will also be expected to comply with asset coverage requirements which could force the leveraged ETF to sell certain portfolio holdings or reduce its derivatives positions at a time which may be disadvantageous to the leveraged ETF.

Liquidity Risk (Commodity Fund and Macro Fund).    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. Securities subject to liquidity risk in which the Fund may invest include emerging markets securities, private placements, Rule 144A securities, below investment grade securities and other securities without an established market. The Commodity Fund’s investment in the Swap and Underlying Vehicle securities and the Macro Fund’s investment in securities of smaller companies are also subject to liquidity risk.

Mortgage-Backed/Asset-Backed Securities Risk (Commodity Fund and Macro Fund).    The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and may reduce its value. When interest rates decline, property owners may prepay their mortgages more quickly than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to similar extension and prepayment risks as those described above for mortgage-backed securities.

New Fund Risk (Commodity Fund).    Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversified Risk (Commodity Fund).    The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings may have a significant impact on the overall performance of the Fund.

Private Placement Risk (Commodity Fund and Macro Fund).    Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Real Estate Risk (Macro Fund).    Exposure to real estate markets, through securities of real estate investment trusts (“REITs”) or other instruments, will be subject to risks of the specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain

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construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income tax purposes.

Regulatory Risk (Commodity Fund and Macro Fund).    Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions (for example, the so-called “Volcker Rule” prescribed by the Dodd-Frank Act) could also prevent the Fund from using certain instruments (including the Swap for the Commodity Fund).

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, sets forth a new regulatory framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. The Dodd-Frank Act grants significant new authority to the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”) to regulate OTC derivatives and market participants. The implementation of the provisions of the Dodd-Frank Act by the SEC and the CFTC could adversely affect the Fund’s ability to pursue its investment strategies.

The Advisor is currently registered with the National Futures Association as a “commodity pool operator” and the Advisor will act as such with respect to the operation of the Fund and its Subsidiary as a result of CFTC regulations. CFTC-mandated disclosure, reporting and recordkeeping requirements will apply with respect to the Fund once the CFTC proposal that seeks to “harmonize” these requirements with overlapping SEC regulations is finalized. The impact on the Fund of these requirements is uncertain at this time and when these requirements become effective, the Fund may incur additional compliance and other expenses.

Securities Market Risk (Macro Fund).    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of an investment may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Short Position Risk (Commodity Fund and Macro Fund).    The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks. The Fund’s losses are potentially unlimited in a short position transaction.

Short Sales Risk (Macro Fund).    Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss

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will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If the Fund takes both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, the Fund’s potential losses could exceed those of mutual funds that hold only long positions.

Smaller Company Risk (Macro Fund).    Securities of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Fund may invest in the equity securities of very small cap companies, often referred to as “micro-cap” companies. For purposes of the Fund, “micro-cap” companies are those with market capitalizations of $300 million or less at the time of the Fund’s investment. The considerations noted above are generally intensified for these investments.

Subsidiary Risk (Commodity Fund and Macro Fund).    The Subsidiary is not registered under the 1940 Act and is not subject to the investor protections of the 1940 Act. By investing in the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments. In addition, the Commodity Fund has agreed to guarantee the obligations of the Commodity Fund Subsidiary to the Swap counterparty. As described in Tax Risk below, the Fund has applied for a private letter ruling from the IRS with respect to income derived from its investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

Swap Risk (Commodity Fund and Macro Fund).    Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

The Commodity Fund currently invests through the Commodity Fund Subsidiary in the Swap. The Commodity Fund’s investment in the Swap is subject to Leverage Risk as described above because the notional amount of the Swap and/or the aggregate notional allocations to the CTAs included in the Index may exceed the net assets of the Commodity Fund. The Commodity Fund’s returns are reduced or its losses increased by the costs associated with the Swap, which are the fees deducted by the counterparty in the calculation of the Index. The costs associated with the Swap, which may be significant, will vary depending on the notional allocations to the CTAs included in the Index and the performance of the CTA trading strategies and are separate from and in addition to the Commodity Fund’s operating expenses shown in the Annual Fund Operating Expenses table. In addition, there is the risk that the Swap may be terminated by the Commodity Fund or the counterparty in accordance with its terms or as a result of regulatory changes as described in Regulatory Risk above. If the Swap were to terminate, the Commodity Fund may be unable to implement its investment strategies with respect to commodities investments and the Commodity Fund may not be able to seek to achieve its investment objective.

Tax Risk (Commodity Fund and Macro Fund).    In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income (“qualifying income”). The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation,

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investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not constitute qualifying income to the Fund. Receipt of such income could cause the Fund to fail to qualify as a regulated investment company and be subject to U.S. federal income tax on its taxable income at corporate rates. The Fund has applied for a private letter ruling from the IRS confirming that income derived from the Fund’s investment in the Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

The Commodity Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary. If the IRS does not grant the private letter ruling request, there is a risk that the IRS could assert that income derived from the Commodity Fund’s investment in the Commodity Fund Subsidiary does not constitute qualifying income to the Commodity Fund, in which case, the Commodity Fund could fail to qualify as a regulated investment company and could be subject to federal income tax at the fund level. Should the IRS take action that adversely affects the tax treatment of income derived from the Commodity Fund’s investment in the Commodity Fund Subsidiary, the Commodity Fund could be limited in its ability to implement its current investment strategies and the Commodity Fund may need to significantly change its investment strategies, which could adversely affect the Commodity Fund.

Underlying Vehicle Risk (Commodity Fund).    The Underlying Vehicles in which the Fund may invest are subject to specific risks, depending on the strategy and investment techniques employed by the CTA. These risks, as described herein, include Aggressive Investment Technique Risk, Commodities Market Risk, Commodity Risk, Derivatives Risk and Leverage Risk and may also include Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Liquidity Risk, Short Position Risk and Swap Risk. By investing in the Fund, shareholders of the Fund will indirectly bear the fees and expenses of any Underlying Vehicles, including fees paid to the CTAs, in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Vehicles and may be higher than other mutual funds that invest directly in the types of derivatives held by the Underlying Vehicles. CTAs will charge fees for the services they provide to the Underlying Vehicles. These fees may be fixed and/or performance-based. Fees charged by the CTAs typically are based on the leveraged account size and not the actual cash invested in the Underlying Vehicle. Fixed fees may range from 1% to 3% of the leveraged account size. To the extent the aggregate leveraged account sizes of the Underlying Vehicles exceed the net assets of the Fund, the fixed fees of the CTAs would exceed 3% as a percentage of the Fund’s net assets. Performance-based fees may range from 15% to 30% of each Underlying Vehicle’s returns and are computed for each Underlying Vehicle without regard to the performance of the Fund or other Underlying Vehicles. Accordingly, the Fund may pay a performance fee to a CTA with positive investment performance, even if the Fund’s overall returns are flat or negative.

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MANAGEMENT OF THE FUNDS

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include overseeing the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the oversight of the Board of Trustees, the Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to each Fund, including making decisions regarding Fund portfolio transactions. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded over 75 years ago by William McCormick Blair. Today, the firm has over 1,000 employees, including approximately 170 principals.

The Investment Management Department oversees the assets of the Trust, along with corporate pension plans, endowments and foundations and individual accounts. As of December 31, 2012, the department managed over $49 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of 46 portfolio managers, supported by a team of analysts. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

For the fiscal year ended October 31, 2012, each Fund was contractually obligated to pay the Advisor an investment management fee based upon the percentage of the Fund’s average daily net assets as shown below:

Fund	Fee as a % of Average Daily Net Assets
Commodity Fund	1.40%
Macro Fund	0.80%

The Advisor has entered into a contractual agreement with each Fund to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to the levels reflected in the table below until April 30, 2014. The agreement terminates upon the earlier of April 30, 2014 or the termination of the investment advisory agreement.

Class N
Commodity Fund	1.95%
Macro Fund	1.35%

Because of the expense limitation agreement, each Fund may pay the Advisor less than the contractual management fee. For the Commodity Fund and the Macro Fund, the Advisor is entitled for a period of three years subsequent to each Fund’s Commencement of Operations to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the operating expense limitation.

Board Considerations of Investment Management Agreement.    The Semi-Annual Report for the period ending April 30, 2013 will contain a discussion regarding the factors the Board of Trustees considered for the renewal of the Investment Management Agreement for each Fund.

Portfolio Management.    Additional information is provided below on each Fund’s portfolio managers. The Statement of Additional Information provides additional information about the portfolio managers including the structure of their compensation, other accounts they manage and their ownership of securities in the Fund.

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The Commodity Fund is co-managed by John Abunassar, Peter Carl, D. Trowbridge Elliman III, Jason Moede, Christopher Walvoord and Brian Ziv. Messrs. Abunassar, Carl, Elliman, Moede, Walvoord and Ziv are responsible for investment strategy, manager research, asset allocation, and portfolio construction. The Commodity Fund’s fixed income investments are selected by members of the Advisor’s fixed income group.

John Abunassar, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, he was a principal of Guidance Capital LLC and a member of its investment committee. Prior to joining Guidance Capital in November 2009, he was President and CEO of Allegiant Asset Management and was also President and CEO of the Allegiant Funds. Prior to joining Allegiant, Mr. Abunassar spent 11 years with Banc One Investment Advisors, where he was senior managing director of institutional asset management, a member of the Board of Directors, and a member of the investment management policy committee. Earlier in his career, Mr. Abunassar was an investment consultant with The Capital Control Group. He began his career as a pension consultant at Hewitt Associates. Education: B.A., Lake Forest College; M.B.A., Keller Graduate School of Management.

Peter Carl, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, Mr. Carl was a portfolio manager responsible for hedge fund manager research at Guidance Capital LLC and a member of its investment committee. Prior to joining Guidance Capital in August 2006, Mr. Carl was Chief Operating Officer of Explorer Fund Advisors, where he developed and launched a quantitative global macro hedge fund. While at Explorer, he was responsible for portfolio and risk management, and infrastructure development. Before starting at Explorer in 2002, Mr. Carl was an Executive Director at Union Bank of Switzerland (“UBS”), where he developed risk management services for hedge funds. While at UBS he also managed an exclusive relationship with Prediction Company, an independent research and development firm, to create an equity market-neutral proprietary trading business. Prior to joining UBS, Mr. Carl worked for O’Connor and Associates, a boutique options-trading firm, from 1986 to 1992. Education: B.S., Northwestern University; M.B.A., University of Chicago.

D. Trowbridge Elliman III, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, Mr. Elliman was a co-founder, principal and portfolio manager responsible for hedge fund manager research at Guidance Capital LLC and a member of its investment committee. Prior to the formation of Guidance Capital in July 2001, he was a Senior Vice President and Financial Advisor with Morgan Stanley. At Morgan Stanley he worked with several major financial institutions developing and marketing alternative investment products. He also worked closely with Oxford Advisors Ltd. in developing and marketing a family of offshore hedge fund products, including the Oxford Strategic Income Fund and the Oxford Strategic Market Neutral Fund. Mr. Elliman has been in the investment management industry since 1980. Education: B.A., Hampshire College.

Jason Moede, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since 2013. He joined the firm in 2011. Prior to joining the firm, Mr. Moede was a portfolio manager and quantitative strategist with TradeLink, LLC where he managed both proprietary and hedge fund portfolios in the systematic futures space. Prior to joining TradeLink, he co-founded and acted as Managing Director of Constellation Investment Group, LLC (a JV partner of TradeLink). At Constellation, he was responsible for the research, development, and management of the company’s equity market neutral hedge fund. Before launching Constellation in June 2003, Mr. Moede was a Director at BCG ValueScience, a subsidiary of the Boston Consulting Group, which focused on shareholder value creation and management strategies for Fortune 500 companies. Prior to joining BCG ValueScience in May 2000, he served as Business Development Manager at a subsidiary of Bechtel Enterprises from March 1997 to May 2000 and was an economist at Skadden, Arps, Slate, Meagher & Flom from September 1994 to March 1997. Mr. Moede has been in the investment industry since 1994. Education: B.A., Carleton College.

Christopher Walvoord, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, Mr. Walvoord was a

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principal and portfolio manager responsible for hedge fund manager research at Guidance Capital LLC and a member of its investment committee. Prior to joining Guidance Capital in August 2002, he was Director of Hedge Fund Investments at The Northern Trust Company. At Northern Trust, Mr. Walvoord oversaw all aspects of the investment process for the firm’s fund of hedge funds program. Prior to joining Northern Trust in August 1996, Mr. Walvoord was an associate in John Nuveen and Company’s Capital Markets Group, where he modeled municipal derivative transactions for investment banking clients. Education: B.S., University of Illinois; M.S., University of California Berkeley; M.B.A., University of Chicago.

Brian Ziv, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, Mr. Ziv was a co-founder, principal and portfolio manager responsible for hedge fund manager research at Guidance Capital LLC and a member of its investment committee. Prior to the formation of Guidance Capital in July 2001, he was Chief Investment Officer of Graystone Wealth Management Services, a division of Morgan Stanley. He has continuous investment experience dating back to 1980. Mr. Ziv has published articles on a wide range of investment topics, including portfolio strategy, use of hedge funds and investment manager selection. Prior to joining Graystone in 1994, he founded and managed Ziv Asset Management, a value-oriented equity management firm. The firm also provided a range of specialized investment services to several national investment firms. He has the Chartered Financial Analyst designation and is a member of the CFA Society of Chicago and the CFA Institute. Education: B.A., Princeton University.

The Macro Fund is co-managed by Brian D. Singer, Edwin Denson and Thomas Clarke. Messrs. Singer, Denson and Clarke are responsible for investment strategy, asset and currency allocation, and portfolio construction.

Brian D. Singer, a Partner with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, he was a Managing Partner and Head of Investment Strategies at Singer Partners, LLC from 2009 to 2011. Prior to that, he was the head of UBS Global Investment Solutions Group and Americas’ Chief Investment Officer, UBS Global Asset Management (Americas) Inc., from 2003 to 2007. He serves on the Exeter College at Oxford University Endowment Investment Committee and is the chairman of the Milton Friedman inspired organization “Free To Choose Network.” He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Economics, Northwestern University; M.B.A., University of Chicago.

Edwin Denson, an Associate with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, he was a Managing Partner at Singer Partners, LLC from 2009 to 2011. Prior to that, he was with UBS Global Asset Management (Americas) Inc. from 2001 to 2009. During his time at UBS Global Asset Management (Americas) Inc., he served as the head of asset allocation for UBS Global Investment Solutions Group from 2008 to 2009. Education: AB, Economics, Cornell University; PhD, Economics, Northwestern University.

Thomas Clarke, an Associate with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, he was a Managing Partner at Singer Partners, LLC from 2009 to 2011. Prior to that, he was with UBS Global Asset Management (Americas) Inc. from 2000 to 2009. During his time at UBS Global Asset Management (Americas) Inc., he served as the head of currency analysis and strategy for UBS Global Investment Solutions Group from 2000 to 2009. Education: BSc, University of Manchester (UK).

Custodian.    The Custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of each Fund’s net asset value. State Street Bank and Trust Company may serve as the Custodian for Individual Retirement Accounts (“IRAs”).

Transfer Agent and Dividend Paying Agent.    The Transfer Agent and Dividend Paying Agent is Boston Financial Data Services, Inc. (“BFDS”), 2000 Crown Colony Drive, Quincy, MA 02169.

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YOUR ACCOUNT

CLASS N SHARES

The Class N shares offered herein are offered only to investors who acquire the shares directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to sell Class N shares.

The Trust has adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee at the annual rate of 0.25% of the average daily net assets of each Fund’s Class N shares to compensate the Distributor for distribution and other services provided to shareholders of Class N. Because 12b-1 fees are paid out of Class N assets on an ongoing basis, they will, over time, increase the cost of investment in Class N shares and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by FINRA.

In addition to 12b-1 fees, the Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, or other group accounts or 401(k) plans. These fees may be platform access fees, fees based on the number of subaccounts serviced or fees based on average net assets held in the Funds.

The Distributor, out of its own resources and without additional cost to the Funds or their shareholders, provides additional cash payments to certain intermediaries (“revenue sharing”). Such revenue sharing payments are in addition to distribution fees, fees paid pursuant to the Shareholder Administration Agreement or fees paid for sub-administration, sub-transfer agency or other services by the Funds. The Distributor may pay firms for administrative, sub-accounting, or shareholder processing services and/or for providing the Funds with “shelf space” or access to a third party platform, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other sales programs, allowing the Distributor access to an intermediary’s conferences and meetings and other forms of marketing support. The level of revenue sharing payments made may be a fixed fee or based on one or more of the following factors: current assets and/or number of accounts attributable to the intermediary or fund type or other measure agreed to by the Distributor and the intermediary. The amount of revenue sharing payments is different for different intermediaries.

The Distributor currently makes revenue sharing payments in amounts that range from 0.10% to 0.35% of the assets of each Fund serviced and maintained by the intermediary. These amounts are subject to change. Receipt of, or the prospect of receiving, this compensation may influence the intermediary’s recommendation of a Fund or availability of a Fund through the intermediary. Further information on payments to third parties is included in the Statement of Additional Information.

Shareholder Administration Agreement.    Each Fund has entered into a Shareholder Administration Agreement with the Advisor that provides for a fee at the annual rate of 0.15% of the average daily net assets of the Fund’s Class N shares to compensate the Advisor for shareholder administration services provided to the Fund in connection with Class N shares.

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Minimum Investments.    To open an account, the minimum initial investment for a regular account or an Individual Retirement Account (“IRA”) is $2,500. To add to an account, the minimum subsequent investment is $1,000. The Funds may accept smaller amounts under a group payroll deduction or similar plan. Investors investing through certain tax-qualified retirement plans and wrap fee programs may be subject to different, lower or no minimums. The minimum investment amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor. For omnibus accounts that meet the minimum investment requirement, the Trust does not impose any minimum investment amounts for sub-accounts, although the firm holding the omnibus account may impose its own minimum investment requirements.

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Purchase Price.    Class N shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to a Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, a Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchase in Kind.    You may, subject to the approval of a Fund, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Fund’s valuation policies. Call the Funds at 1-800-742-7272 if you would like to purchase shares of a Fund with other securities. Such purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to a Fund.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; refuse an investment in the Funds or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

Short-Term and Excessive Trading.    The Trust and the Funds are designed for long-term investors. The Funds discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact a Fund’s net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact a Fund’s long-term performance by requiring the Fund to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Macro Fund because of its investment in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures that seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

•

Each Fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices that may

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disrupt portfolio management strategies and harm Fund performance. Each Fund also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

•	To deter short-term and excessive trading, each Fund imposes a 2.00% redemption fee on shares redeemed (or exchanged) within 60 days of purchase.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Advisor uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders.

Some Fund shares are held through omnibus account arrangements, whereby a broker-dealer, investment adviser, retirement plan sponsor or other financial intermediary maintains an omnibus account with the Fund for trading on behalf of its customers. For such accounts, the Funds generally seek to monitor trading activity at the omnibus level in an attempt to identify disruptive trades using certain thresholds. However, shareholders seeking to engage in short-term or excessive trading may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent short-term or excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. Also, the ability of the Funds and their agents to detect and curtail short-term and excessive trading practices may be limited by operational systems and technological limitations. In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect short-term or excessive trading that may be facilitated by these intermediaries or by the use of omnibus account arrangements.

Under agreements that the Funds have entered into with intermediaries, the Funds may request transaction information from intermediaries at any time to determine whether there has been short-term trading by the intermediaries’ customers. The Funds will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the Fund at its request. If short-term trading is detected at the individual account or participant level, the Funds will request that the intermediary a) continue to monitor the individual or participant, b) issue the individual or participant a warning, or c) ban the individual or participant from making further purchases of Fund shares. An intermediary may apply its own short-term trading policies and procedures, which may be more or less restrictive than the Funds’ policies and procedures. There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

By Mail

Opening an Account.    To open a new account for Class N shares of a Fund by mail, make out a check for the amount of your investment, payable to “William Blair Funds.” Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

Adding to an Account.    To purchase additional Class N shares, make out a check for the amount of your investment, payable to “William Blair Funds” and mail the check, together with a letter that specifies the Fund name, the account number and name(s) in which the account is registered to Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

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By Wire

Opening an Account.    First, call BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include the name of the Fund in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by BFDS and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To add to your account by wire, instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

In your request, specify the name of the Fund in which you are investing, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account.    See “By Wire.”

Adding to an Account.    For Class N shares, call BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem Class N shares by mail, send a written redemption request signed by all account owners to Boston Financial Data Services, Inc., P. O. Box 8506, Boston, Massachusetts 02266-8506.

Written redemption requests must include:

—	a letter that contains your name, your assigned account number, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by BFDS or the Distributor.

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By Wire

To redeem some or all of your shares by wire, you may contact BFDS, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application.    For Class N shares, contact BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Signature Guarantees.    Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of FINRA or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	You wish to redeem shares having a value of $75,000 or more in a single transaction;

—	Your account registration has changed; or

—	You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price.    The redemption price is the net asset value next calculated (less any applicable redemption fee) after receipt of your redemption request in proper order by the Distributor, Transfer Agent or a designated agent thereof. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them.

Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by BFDS of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Redemption Fees.    The Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term or excessive traders who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create significant additional transaction costs that are borne by all shareholders. For these reasons, each Fund assesses a 2.00% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 60 days of purchase.

Redemption fees are paid to the Funds to help offset transaction costs and to protect the Funds’ long-term shareholders. The Funds will use the “first-in, first-out” (FIFO) method to determine the holding period for purposes of calculating a redemption fee. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

Redemption fees are intended to deter short-term and excessive trading, and thus may be waived in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to death or financial hardship; inadvertent purchase of the wrong Fund or share class (e.g., purchasing a retail fund when the shareholder intended to purchase an institutional fund); transactions to pay account fees funded by share redemptions; systematic transactions with pre-defined trade dates for purchases,

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exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; non-participant initiated transfers, termination distributions, contributions and rollovers associated with shares held in a 401(k) plan; model realignments; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Funds to allow the Funds to impose a redemption fee; and in other instances when a waiver is believed to be appropriate.

The redemption fee is applicable to shares held directly with a Fund and shares held through intermediaries, such as broker-dealers or plan administrators. Transactions through financial intermediaries typically are placed with a Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchases and sale transactions are generally netted against one another and placed on an aggregate basis; consequently, the identities of the individuals on whose behalf the transactions are placed generally are not known to a Fund. For this reason, each Fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Fund. However, there can be no assurance that intermediaries will properly track, calculate or remit the fee in accordance with the Funds’ requirements.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the net asset value for the Funds’ shares. Shareholders receiving securities or other financial assets will realize a gain or loss for federal income tax purposes as a result of the redemption in the same manner as when cash is received, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

Automatic Redemption of Small Accounts.    Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $2,500 per account for regular accounts and IRAs. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange Class N shares of each Fund for Class N shares of another William Blair Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges into a closed William Blair Fund are precluded unless the shareholder already has an open account in that William Blair Fund. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”). Exchanges within 60 days of a purchase from a Fund will be subject to the applicable redemption fee (see “How to Sell Shares—Redemption Fees” above). Each Fund reserves the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading practices that may disrupt portfolio management. Exchanges will result in the recognition for federal income tax purposes of gain or loss on the shares exchanged. You should obtain and carefully read the prospectus of the William Blair Fund you want to exchange into prior to making an exchange. You may obtain a prospectus by calling 1-800-635-2886 or by going to the Trust’s website at williamblairfunds.com.

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By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to William Blair Funds, Attention: Exchange Department, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, BFDS will honor your requests to exchange shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor BFDS will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or BFDS reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    The Funds may earn dividends from stocks and interest from bond, money market and other investments, as well as net short-term capital gains from sales of securities, all of which are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    The Funds may realize capital gains whenever it sells securities for a higher price than it paid for them, which then will generally be passed through to shareholders as capital gain distributions to the extent that a Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers available from prior years.

As a shareholder, you are entitled to your portion of a Fund’s net income and gains on its investments. Each Fund passes its earnings along to you as dividends and distributions. Each Fund’s policy is to distribute substantially all net investment income, if any, and all realized net capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent shortly following the reinvestment date.

When Dividends are Paid.    All income dividends, if any, and capital gain distributions, if any, generally will be paid annually in December and/or January. A Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions made by a Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Federal Income Taxes”).

FEDERAL INCOME TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, the federal income tax implications of your investment in a Fund include the following:

Taxes on Distributions.    Each Fund’s distributions from current and accumulated earnings and profits are subject to federal income tax and may also be subject to state or local taxes. Distributions may be taxable at

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different tax rates depending upon the type of security and the length of time the Fund holds the security generating the income or gain that is distributed. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for federal income tax purposes. After the close of each calendar year, the Funds will inform you of the amount and nature of distributions paid.

Under the federal income tax laws, net investment income, including interest and dividends (other than “qualified dividend income”), and net short-term capital gains are taxed as ordinary income. Distributions of qualified dividend income will generally be taxed to individuals and other non-corporate shareholders at rates applicable to long-term capital gains, provided the Fund and the shareholder each satisfy certain holding period and other requirements. Net capital gain distributions are taxed at long-term capital gain rates regardless of how long you have held your shares. For the Macro Fund, a portion of the Fund’s dividends may be eligible for treatment as “qualified dividend income.” The Commodity Fund’s dividends are not expected to be eligible for treatment as “qualified dividend income.”

Taxes on Transactions.    Redemptions of Fund shares and exchanges for shares of other William Blair Funds are generally treated as a sale of such shares subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then you will recognize, subject to the discussion below, a capital gain or loss measured by the difference between your basis in your shares and the price that you receive when you sell (or exchange) such shares. The capital gain or loss upon a sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Long-term capital gains are generally taxable to individuals and other non-corporate shareholders at a maximum federal income tax rate of 15%, or for certain high income individuals, 20%. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. If you realize a loss on the redemption or exchange of Fund shares and acquire within 30 days before or after such redemption or exchange shares of the same Fund (including through reinvestment of dividends) or substantially identical stock or securities, the two transactions may be subject to the “wash sale” rules of the Internal Revenue Code of 1986, as amended (the “Code”), resulting in a postponement of the recognition of such loss for federal income tax purposes. Capital losses may be subject to limitations on their use by a shareholder.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund’s distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, each Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable.

“Buying a Dividend.”    If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which may be subject to federal income tax as described above. In addition, a Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when a Fund has a negative return. See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

Tax Withholding.    The Funds may be required to withhold U.S. federal income tax at a rate of 28% on all distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications or who have been notified (or when the Fund is notified) by the IRS that they are subject to backup withholding.

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Investment in the Subsidiary.    Each Fund intends to qualify and be treated each year as a “regulated investment company” (“RIC”) under the Code, such that the Fund will not be subject to federal income tax on income and capital gains distributed to shareholders. In order to qualify for the special tax treatment accorded RICs and their shareholders under the Code, a fund must, among other things, derive at least 90% of its gross income from certain specified sources (such income, “qualifying income”). Income from direct investments in commodities and certain commodity-linked derivatives is not qualifying income. Thus, a Fund’s ability to pursue its investment strategy and achieve its investment objectives may be limited by its intention to qualify as a RIC. The Commodity Fund’s investments in Underlying Vehicles and any direct investments by the Commodity Fund and the Macro Fund in commodity-linked derivative instruments will be made through the Commodity Fund Subsidiary and the Macro Fund Subsidiary, respectively. The Funds have applied for a private letter ruling from the IRS confirming that income derived from their investment in their respective Subsidiaries will constitute qualifying income to the Fund. However, the IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The Commodity Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary.

Another requirement for qualifying for the special tax treatment accorded RICs and their shareholders under the Code is that a fund must satisfy certain diversification requirements, including the requirement that not more than 25% of the value of the fund’s total assets may be invested in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses. Therefore, so long as the Funds are subject to this limit, each Fund may not invest more than 25% of the value of its total assets in its respective Subsidiary. If a Fund were to fail to meet the income or diversification test described above, a Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, its taxable income and gains would be subject to tax at the fund level, and distributions from its earnings and profits would be taxable to shareholders as dividend income.

The foregoing is only intended as a brief summary of certain federal income tax issues relating to investment in a Fund by shareholders subject to federal income tax. Shareholders should consult their tax advisor about the application of the provisions of the tax laws, including state and local tax laws, in light of their particular situation before investing in the Fund.

For a more detailed discussion of federal income taxes, see the Statement of Additional Information.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Funds provides a variety of services to help you manage your account.

Automatic Sweep Program.    You can purchase shares of the William Blair Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to BFDS. Dividends and distributions are treated the same for federal income tax purposes whether reinvested in additional shares or received in cash.

1. Automatic Dividend Reinvestment Plan.    The Funds automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan.    On your account application, you may authorize BFDS to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to BFDS.

Systematic Withdrawal Plan.    You may establish this plan with shares presently held or through a new investment, which should be at least $2,500. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans.    The Funds offer a variety of qualified retirement plans, including several types of Individual Retirement Accounts (“IRAs”) (e.g., traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans (“SEPs”) and other qualified retirement plans. Additional information concerning such plans is available from the Funds.

The minimum initial retirement plan investment is $2,500, and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

—	participation is voluntary;

—	you may terminate or change a plan at any time without penalty or charge from the Funds;

—	the Funds will pay any additional expenses that they incur in connection with such plans;

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—	on your account application, you may select a plan or plans in which to invest;

—	additional forms and further information may be obtained by writing or calling the Funds;

—	the Funds reserve the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

—	the Funds reserve the right to waive investment minimums at the discretion of the Distributor; and

—	the Funds require a copy of the trust agreement when shares are to be held in trust.

Written Confirmations.    Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution (each, an “intermediary”), that intermediary may impose charges for its services in addition to the fees charged by a Fund. These charges could reduce your yield or return. In addition, when you place orders with an intermediary, you are not placing your orders directly with a Fund, and you must follow the intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the Funds on purchases, redemptions and exchanges of Fund shares. These differences may include different minimum initial (and subsequent) investment amounts, exchange policies, fund choices, cut-off times for investment and other trading restrictions. You should consult your intermediary directly for information regarding its conditions and fees. The Funds are not responsible for the failure of your intermediary to carry out its responsibilities.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to BFDS, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering or Rejection of Purchase Orders.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and/or the Trust or the Distributor may reject purchase orders from an investor or an intermediary. From time to time, the Trust may suspend the offering of shares of a Fund to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights.    All shares of each Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by a William Blair Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

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DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

A Fund’s net asset value is the value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. A Fund does not price its shares on days when the Exchange is closed for trading.

Quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by State Street Bank and Trust Company, the Funds’ custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by a Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Value of Fund Securities is Determined

Domestic Equity Securities.    The market value of domestic equity securities, including exchange-traded funds, is determined by valuing those traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Investments in mutual funds, which are not traded on an exchange, are valued at their respective net asset value per share.

Foreign Equity Securities.    The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when a Fund computes its net asset value could cause the value of foreign equity securities to no longer be representative or accurate, and as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, a Fund may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or the latest bid price).

Domestic and Foreign Fixed-Income Securities.    Fixed-income securities are valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Derivative Instruments.    Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Futures contracts (and options thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

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Subsidiary.    A Fund’s shares of its respective Subsidiary are valued at the net asset value per share of the Subsidiary, which is calculated using the same valuation procedures as the Fund. In addition, for the Commodity Fund, the Commodity Fund Subsidiary’s investment in the Swap is fair valued based on the calculation of the Index by the counterparty. The fair value is based on inputs that are not readily available in the marketplace and which primarily are the underlying baskets of commodity investments on which the Swap is valued. The counterparty calculates the Index on each day the commercial banks and foreign exchange markets settle payments and are open for general business (including dealings in foreign exchange and foreign currency deposits) in London and New York City and on which TARGET (the Trans-European Automated Real-time Gross settlement Express Transfer system) is open.

Other Valuation Factors.    Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Additional Information Regarding Investment Objectives and Strategies, and Principal Investment Risks as well as the Statement of Additional Information.

Asset-Backed Securities.    Asset-backed securities are similar in structure to mortgage-backed securities but represent interests in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Mortgage-Backed Securities.    Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the mortgage-backed security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-backed security, the volatility of such mortgage-backed security can be expected to increase.

Corporate Debt Securities.    Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. Each Fund may also purchase interests in bank loans made to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Derivatives.    Each Fund may engage in derivatives for hedging purposes, to maintain liquidity or to seek total return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Options.    An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the

47

premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

Futures.    A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument, index, security or commodity for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, security or commodity or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.

Forward Foreign Currency Contracts.    A forward foreign currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Macro Fund may enter into forward currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Macro Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Advisor. The use of currency transactions can result in the Macro Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

Swaps.    Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Credit Default Swaps.    The Macro Fund may enter into credit default swaps, including as the seller of a credit default swap. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. The terms of the instrument are generally negotiated by the Macro Fund and the swap counterparty. A credit default swap may be embedded within another derivative instrument. Generally, if the Macro Fund buys credit protection using a credit default swap, the Macro Fund will make fixed payments to the counterparty, and if a credit event occurs with respect to the applicable issuer, the Macro Fund will deliver the issuer’s defaulted bonds underlying the swap to the swap counterparty and the counterparty will pay the Macro Fund par for the bonds. If the Macro Fund sells credit protection using a credit default swap, generally the Macro Fund will receive fixed payments from the counterparty, and if a credit event occurs with respect to the applicable issuer, the Macro Fund will pay the swap counterparty par for the issuer’s defaulted bonds and the swap counterparty will deliver the bonds to the Macro Fund.

Exchange-Traded Funds (“ETFs”).    The Macro Fund may invest in ETFs. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a

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securities exchange based on their market value. When the Macro Fund invests in another investment company, shareholders of the Macro Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Macro Fund’s fees and expenses. The Macro Fund may not purchase more than 3% of an ETF’s outstanding shares unless the ETF and/or the Macro Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”) and the ETF and the Macro Fund take appropriate steps to comply with any conditions in such order.

Exchange-Traded Notes (“ETNs”).    The Macro Fund may invest in ETNs. An ETN is a security that combines aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or a specific strategy and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. ETNs are subject to the additional risk that they may trade at a premium or discount to value attributable to their reference index. When the Macro Fund invests in an ETN, shareholders of the Macro Fund bear their proportionate share of the ETN’s fees and expenses, as well as their share of the Macro Fund’s fees and expenses.

Short Sales.    The Macro Fund may sell securities short. Selling securities short involves selling securities the seller (e.g., the Macro Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale may be retained by the broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

Initial Public Offerings (“IPOs”).    The Macro Fund may participate in IPOs. IPOs are subject to high volatility and are of limited availability. The Macro Fund’s ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Advisor among its clients. When the Macro Fund is small in size, the Macro Fund’s participation in IPOs may have a magnified impact on the Macro Fund’s performance.

Preferred Stock.    The Macro Fund may invest in preferred stock. Preferred stock has a preference over common stock in liquidation, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may offer the opportunity for capital appreciation as well as periodic income.

Private Placements.    Each Fund may purchase securities in private placement transactions. Investments in private placements may be difficult to sell at the time and at the price desired by a Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of a Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Publicly Traded Partnerships (“PTPs”).    The Macro Fund may invest in PTPs. PTPs include master limited partnerships and certain other partnerships that meet conditions contained in the Code. A PTP is generally taxed as a corporation for federal income tax purposes. However, if a PTP derives a substantial amount of its income and gains from certain sources, including from the exploration, development, mining or production, processing, refining, transportation or marketing of minerals or natural resources, it may be treated as a partnership for federal income tax purposes. Other PTPs may be treated as partnerships for federal income tax purposes if certain other limited exceptions under the Code apply. PTPs are typically organized as either limited partnerships or limited liability companies and are listed and traded on a U.S. securities exchange.

Real Estate Investment Trusts (“REITs”).    The Macro Fund may invest in REITs. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from

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rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter. Exposure to real estate markets, through securities of REITs or other instruments, will be subject to risks of the specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income tax purposes.

Repurchase Agreements.    Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during a Fund’s holding period. Each Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, a Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income.

Royalty Income Trusts.    Royalty income trusts can be organized in a variety of ways in the United States, Canada and other countries. Beneficial units in royalty income trusts generally represent a profits interest in the production of oil or other minerals.

Rule 144A Securities.    Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933, as amended. Investing in Rule 144A securities may increase the illiquidity of a Fund’s investments in the event that an adequate trading market does not exist for these securities.

U.S. Government Securities.    These are fixed income obligations of the U.S. Government and its various agencies. U.S. Government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the U.S. Government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury, and some are backed only by the credit of the issuing organization. All U.S. Government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

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FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand each Fund’s financial performance for past years. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request (see back cover). Net investment income (loss) per share is based on the average shares outstanding during the year.

William Blair Commodity Strategy Long/Short Fund

Period Ended October 31,
2012(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.09)

Total from investment operations	(0.11)
Less distributions from:
Net investment income	—
Net realized gain	—

Total distributions	—

Net asset value, end of period	$9.89

Total return (%)*	(1.10)
Ratios to average daily net assets (%)**:
Expenses, net of waivers and reimbursements	1.95
Expenses, before waivers and reimbursements	5.88
Net investment income (loss), net of waivers and reimbursements	(0.30)
Net investment income (loss), before waivers and reimbursements	(4.23)
Class N net assets at end of period	$1,146,277
Portfolio turnover rate (%)*	5

(a)	For the period from April 25, 2012 (Commencement of Operations) to October 31, 2012.
*	Rates not annualized for periods that are less than a year.
**	Ratios are annualized for periods that are less than a year.

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William Blair Macro Allocation Fund

Period Ended October 31,
2012(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11
Net realized and unrealized gain (loss) on investments	1.24

Total from investment operations	1.35
Less distributions from:
Net investment income	0.07
Net realized gain	—

Total distributions	0.07

Net asset value, end of period	$11.28

Total return (%)*	13.61
Ratios to average daily net assets (%)**:
Expenses (excluding short dividend expense), net of waivers and reimbursement	1.35
Expenses, net of waivers and reimbursements	1.41
Expenses, before waivers and reimbursements	2.95
Net investment income (loss), net of waivers and reimbursements	1.18
Net investment income (loss), before waivers and reimbursements	(0.36)
Class N net assets at end of period	$10,045,079
Portfolio turnover rate (%)*	40

(a)	For the period from November 29, 2011 (Commencement of Operations) to October 31, 2012.
*	Rates not annualized for periods that are less than a year.
**	Ratios are annualized for periods that are less than a year.

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FOR MORE INFORMATION

More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected each Fund’s performance in its last fiscal year. Financial Statements and the report of independent registered public accounting firm, included in the Annual Report, are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-635-2886

(In Massachusetts 1-800-635-2840)

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

Boston Financial Data Services, Inc.

(the Funds’ Transfer Agent)

P.O. Box 8506

Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-551-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-1520.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. The Prospectus does not constitute an offering by the Trust or the Distributor in any jurisdiction in which such offering may not lawfully be made.

The Trust’s information, including but not limited to the Prospectus, SAI, Semi-Annual and Annual Reports and Application, can be viewed online at www.williamblairfunds.com.

William Blair Funds	March 1, 2013

Investment Company Act File No.: 811-5344

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March 1, 2013

William Blair Funds

CLASS I SHARES PROSPECTUS

William Blair Commodity Strategy Long/Short Fund (WCSIX)

William Blair Macro Allocation Fund (WMCIX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

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WILLIAM BLAIR COMMODITY STRATEGY LONG/SHORT FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Commodity Strategy Long/Short Fund (the “Fund” or the “Commodity Fund”) seeks long-term risk-adjusted total return.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.40%
Distribution (Rule 12b-1) Fee	None
Other Expenses (includes a shareholder administration fee)	4.15%

Total Annual Fund Operating Expenses	5.55%	*
Fee Waiver and/or Expense Reimbursement	3.85%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.70%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.70% of average daily net assets until April 30, 2014. The Advisor may not terminate this arrangement prior to April 30, 2014 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on April 25, 2012 for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation.

The Fund currently seeks commodities exposure through a total return swap that subjects the Fund to additional fees not reflected in the Annual Fund Operating Expenses table. These fees, which are described in more detail on page 3 of this Summary section, will affect the Fund’s performance.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$173	$1,313	$2,441	$5,207

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in

1

higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (April 25, 2012 through October 31, 2012), the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    The Fund’s investment strategies seek to provide broad exposure to commodities, provide attractive risk-adjusted returns with low correlations to traditional asset classes, maintain the inflation protection of commodities investing and profit in both up and down commodities markets. The Fund seeks to provide exposure to the commodity trading strategies of independent commodity trading advisors (“CTAs”) selected by William Blair & Company, L.L.C. (the “Advisor”) currently through derivative instruments (instruments whose values are based on, for example, indices, currencies or securities), and invests in fixed-income securities.

Commodity Investments.    The Fund may invest in commodities through derivative instruments that provide exposure to commodity trading strategies of CTAs selected by the Advisor and/or by investing in limited liability companies, limited partnerships, corporations and other pooled investment vehicles (collectively, “Underlying Vehicles”) managed by such CTAs. To a limited extent, the Fund may also invest in commodity-linked derivatives, such as futures, based on specific commodities or commodities indices and not tied to commodity trading strategies of CTAs. The derivative instruments in which the Fund invests, either directly or indirectly through investments in Underlying Vehicles, are used as a substitute for direct investments in commodities.

CTAs to whom the Fund will have exposure generally fall within one of the following three broad categories of managers:

Systematic:    The CTA seeks to exploit trending behavior of futures markets over various time frames by utilizing quantitative systems.

Fundamental:    The CTA conducts deep research into fundamental supply and demand factors that drive futures markets and uses specialized models, data sources and other tools to construct expectations of fundamental value.

Sector Specialist:    The CTA employs specialized knowledge, research and analysis systems to seek value from niche markets.

Within these three broad categories of managers, the CTAs may employ the following strategies: trend following, trend anticipation, reversion, breakout, pattern recognition, high-frequency trading, commodities trading, and fundamentally-based trading. Commodities to which the CTAs may seek exposure include, but are not limited to, grains, meats, energies, metals, and softs (e.g., cotton, sugar or coffee). The CTAs execute their commodity trading strategies primarily by taking long and short positions in commodity futures or options on commodity futures. The CTAs may also use other types of derivatives including financial futures, options, forwards and swap contracts.

While there is no limit on the number of CTAs that the Fund may seek exposure to, under normal market conditions, the Advisor anticipates that the Fund will have exposure to between 6 and 15 CTAs. In selecting the CTAs, the Advisor considers a number of factors, including, but not limited to:

•	Validity of strategy

•	Historical performance

•	Quality of investment process

•	Organizational depth and stability

•	Depth of professional resources

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•	Asset capacity

•	Risk profile

•	Vehicle quality

•	Risk management

The Advisor monitors the CTAs on an ongoing basis and may adjust the Fund’s exposures to the CTAs from time to time. The Advisor seeks CTAs with well-defined strategies that are expected to exhibit low correlation to traditional market indices. The Advisor also seeks CTAs that display deep knowledge of and experience with the markets in which they operate and an understanding of the risks associated with investing in those markets. The Advisor monitors the market exposures of each CTA in order to manage the Fund’s diversification in the commodities markets.

The Fund’s commodity investments include derivative instruments that provide exposure to trading strategies of CTAs selected by the Advisor and/or Underlying Vehicles managed by such CTAs. The Advisor currently seeks exposure to CTA trading strategies through a total return swap (the “Swap”), a type of derivative instrument, based on a customized index (the “Index”) designed to replicate the aggregate returns of the trading strategies of CTAs selected by the Advisor. The Swap is based on a notional amount agreed to by the Advisor and the counterparty, which may be adjusted from time to time. The notional amount of the Swap may exceed the net assets of the Fund. The Fund will request cash from the counterparty on a periodic basis representing the increase in the swap value and the Fund will pay cash to the counterparty or post collateral in an amount representing the decrease in the swap value during the five-year term of the Swap. Interim cash payments made by the counterparty to the Fund are subject to a fee. The Fund may terminate the Swap on one day’s notice to the counterparty and the counterparty may terminate the Swap in certain instances.

The Index is calculated by the counterparty to the Swap. In calculating the Index, the counterparty calculates the returns of the CTAs included in the Index based on a notional allocation to each CTA. The sum of the notional allocations for each CTA included in the Index may exceed the net assets of the Fund and may also exceed the notional amount of the Swap. The Advisor may add or remove CTAs from the Index or increase or decrease the weighting given to a CTA included in the Index. The weightings given to each CTA included in the Index may differ and the exposure to each CTA trading strategy may be based on a different notional allocation.

The calculation of the Index includes a deduction for fees of the counterparty as well as fixed and performance fees of the CTAs. Because the Index is designed to replicate the returns of CTAs selected by the Advisor, the performance of the Fund depends on the ability of the CTAs to generate returns in excess of the costs of the Index. The fees of the counterparty and the fixed fees of the CTAs are calculated based on the notional allocations to the CTAs included in the Index. To the extent the aggregate notional allocations to the CTAs included in the Index exceed the net assets of the Fund, the deduction from the Index for the fees of the counterparty and the fixed fees of the CTAs will be greater as a percentage of the Fund’s net assets than the deduction would be if the aggregate notional allocations to the CTAs included in the Index were equal to or less than the net assets of the Fund. The calculation of the Index also may include a deduction for the performance fees of the individual CTAs in an amount not to exceed 20%. The deduction for performance fees in the Index is based on the performance results of each individual CTA’s trading strategy represented in the Index. Accordingly, a performance fee for one or more CTA trading strategies represented in the Index may be deducted in calculating the Index even if the aggregate returns of the trading strategies of the CTAs are negative. During the period from April 25, 2012 (commencement of operations) through October 31, 2012 (the Fund’s fiscal year end), the total fees of the Fund’s Swap were $185,716, $89,660 of which were performance fees. The total fees of the Fund’s Swap will vary depending on the notional allocations to the CTAs included in the Index and the performance results of the CTA trading strategies.

The level of the Fund’s exposure to the commodities markets through the Swap will depend on the notional allocations to the CTAs included in the Index and the notional amount of the Swap. In addition to the Swap, the

3

use of derivatives in Underlying Vehicles by the CTAs and any other commodity-linked derivative instruments invested in by the Fund, will also increase the Fund’s exposure to the commodities markets and, as a result, the Fund’s investment performance could be significantly impacted, both positively and negatively, by movements in the commodities markets.

The Fund’s investments in the Swap, any Underlying Vehicles and other commodity-linked derivative instruments are made through William Blair CLS Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Commodity Fund Subsidiary”). The Underlying Vehicles through which the Commodity Fund Subsidiary may invest may include one or more Underlying Vehicles that are wholly owned subsidiaries of the Commodity Fund Subsidiary. The Commodity Fund Subsidiary may also hold fixed income securities, some of which may serve as margin or collateral for the Commodity Fund Subsidiary’s derivative positions. In accordance with federal income tax laws applicable to regulated investment companies, the Fund may only invest up to 25% of the value of its total assets in the Commodity Fund Subsidiary. However, the Commodity Fund Subsidiary’s investments in the Swap, Underlying Vehicles, which use derivatives, and investments in commodity-linked derivatives will provide the Fund with leveraged exposure to the commodities markets in an amount greater than 25% of the value of its total assets. The Advisor, as part of its overall advisory services to the Fund, manages the investment and reinvestment of the assets of the Commodity Fund Subsidiary and administers the affairs of the Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Commodity Fund Subsidiary. In managing the assets of the Commodity Fund Subsidiary, the Advisor applies the Fund’s investment policies and restrictions and the Fund’s compliance policies and procedures generally as if such assets were held directly by the Fund.

Fixed Income Investments.    Assets not allocated to the Fund’s commodity investments are invested in fixed income securities. The Fund’s fixed income securities are U.S. dollar denominated and may include: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may invest in money market mutual funds to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder.

The Fund generally purchases investment grade fixed income securities rated in one of the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. However, the Fund may also purchase below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB.

In choosing fixed income securities for the Fund, the Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration. However, the Fund does not have limits on duration, and the Fund’s duration will change over time. Duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under an instrument are to be paid, rather than the instrument’s stated final maturity. When applied to the Fund, for example, a portfolio duration of five years means that if interest rates increased by 1%, the value of the portfolio would decrease by approximately 5%.

PRINCIPAL RISKS OF INVESTING:    The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through various instruments, including derivative instruments or Underlying Vehicles.

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The Fund involves a high level of risk and may not be appropriate for everyone.    You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The Fund is not intended to be a complete investment program. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Aggressive Investment Technique Risk.    The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to investments in the Swap and Underlying Vehicles and the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Commodities Market Risk.    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting commodities markets generally or particular segments of the commodities markets. The Advisor may favor commodities markets or asset classes that perform poorly relative to other commodities markets and asset classes. To the extent that the Commodity Fund Subsidiary’s assets are invested in commodities markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodity Risk.    Investing in the commodities markets and investing in commodity-linked derivative instruments, such as futures and swaps, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as weather, and world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply related events in such countries could have a significant impact on the value of such commodities.

Counterparty and Contractual Default Risk.    The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy.

Credit Risk.    The value of the Fund’s fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

Currency Risk.    The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk.    Risks associated with derivatives may include the risk that the derivative is not well correlated with the commodity, security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to

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the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of over-the-counter (“OTC”) derivatives subjects the Fund to credit risk of the counterparty. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Emerging Markets Risk.    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.

Foreign Investment Risk.    The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies.

Geographic Risk.    To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Leverage Risk.    The Fund’s investments in derivatives, including the Swap, or exposure to derivatives through Underlying Vehicles expose the Fund to leverage inherent in such instruments. Such leveraged investments can amplify the effects of market volatility on the Fund’s net asset value (i.e., relatively small market movements may result in large changes in the Fund’s net asset value) and make the Fund’s returns more volatile. At times, the Fund’s leveraged investments may cause the Fund’s investment exposure to exceed its net assets and could cause the Fund to experience substantial losses, including the risk of total loss, if the market moves against the Fund. The use of leveraged investments may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements. The use of leveraged investments may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

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Liquidity Risk.    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. The Fund’s investment in the Swap and Underlying Vehicle securities are subject to liquidity risk.

Mortgage-Backed/Asset-Backed Securities Risk.    The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

New Fund Risk.    Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversified Risk.    The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings may have a significant impact on the overall performance of the Fund.

Private Placement Risk.    Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Regulatory Risk.    Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions (for example, the so-called “Volcker Rule” prescribed by the Dodd-Frank Act) could also prevent the Fund from using certain instruments, including the Swap.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, sets forth a new regulatory framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. The Dodd-Frank Act grants significant new authority to the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”) to regulate OTC derivatives and market participants. The implementation of the provisions of the Dodd-Frank Act by the SEC and the CFTC could adversely affect the Fund’s ability to pursue its investment strategies.

Short Position Risk.    The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks. The Fund’s losses are potentially unlimited in a short position transaction.

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Subsidiary Risk.    The Commodity Fund Subsidiary is not registered under the 1940 Act and is not subject to the investor protections of the 1940 Act. By investing in the Commodity Fund Subsidiary, the Fund is exposed to the risks associated with the Commodity Fund Subsidiary’s investments. In addition, the Fund has agreed to guarantee the obligations of the Commodity Fund Subsidiary to the Swap counterparty. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Commodity Fund Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

Swap Risk.    Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. As described in the Principal Investment Strategies section, the Fund currently invests through the Commodity Fund Subsidiary in the Swap. The Fund’s investment in the Swap is subject to Leverage Risk as described above because the notional amount of the Swap and/or the aggregate notional allocations to the CTAs included in the Index may exceed the net assets of the Fund. The Fund’s returns are reduced or its losses increased by the costs associated with the Swap, which are the fees deducted by the counterparty in the calculation of the Index. The costs associated with the Swap, which may be significant, will vary depending on the notional allocations to the CTAs included in the Index and the performance of the CTA trading strategies and are separate from and in addition to the Fund’s operating expenses shown in the Annual Fund Operating Expenses table. In addition, there is the risk that the Swap may be terminated by the Fund or the counterparty in accordance with its terms or as a result of regulatory changes as described in Regulatory Risk above. If the Swap were to terminate, the Fund may be unable to implement its investment strategies with respect to commodities investments and the Fund may not be able to seek to achieve its investment objective.

Tax Risk.    In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income (“qualifying income”). The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not constitute qualifying income to the Fund. Receipt of such income could cause the Fund to fail to qualify as a regulated investment company and be subject to U.S. federal income tax on its taxable income at corporate rates. The Fund has applied for a private letter ruling from the Internal Revenue Service (the “IRS”) confirming that income derived from the Fund’s investment in the Commodity Fund Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary. If the IRS does not grant the private letter ruling request, there is a risk that the IRS could assert that income derived from the Fund’s investment in the Commodity Fund Subsidiary does not constitute qualifying income to the Fund, in which case, the Fund could fail to qualify as a regulated investment company and could be subject to federal income tax at the fund level. Should the IRS take action that adversely affects the tax treatment of income derived from the Fund’s investment in the Commodity Fund Subsidiary, the Fund could be limited in its ability to implement its current investment strategies and the Fund may need to significantly change its investment strategies, which could adversely affect the Fund. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Commodity Fund Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Underlying Vehicle Risk.    Each Underlying Vehicle is subject to specific risks, depending on the strategy and investment techniques employed by the CTA. These risks, as described herein, include Aggressive Investment Technique Risk, Commodities Market Risk, Commodity Risk, Derivatives Risk and Leverage Risk and may also include Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Liquidity Risk, Short Position Risk

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and Swap Risk. By investing in the Fund, shareholders of the Fund will indirectly bear the fees and expenses of any Underlying Vehicles, including fees paid to the CTAs, in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Vehicles and may be higher than other mutual funds that invest directly in the types of derivatives held by the Underlying Vehicles. CTAs will charge fees for the services they provide to the Underlying Vehicles. These fees may be fixed and/or performance-based. Fees charged by the CTAs typically are based on the leveraged account size and not the actual cash invested in the Underlying Vehicle. Fixed fees may range from 1% to 3% of the leveraged account size. To the extent the aggregate leveraged account sizes of the Underlying Vehicles exceed the net assets of the Fund, the fixed fees of the CTAs would exceed 3% as a percentage of the Fund’s net assets. Performance-based fees may range from 15% to 30% of each Underlying Vehicle’s returns and are computed for each Underlying Vehicle without regard to the performance of the Fund or other Underlying Vehicles. Accordingly, the Fund may pay a performance fee to a CTA with positive investment performance, even if the Fund’s overall returns are flat or negative.

FUND PERFORMANCE HISTORY:    The bar chart and table showing the Fund’s annual returns and average annual total returns are not included because the Fund does not have annual returns for a full calendar year.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    John Abunassar, an Associate of the Advisor, Peter Carl, an Associate of the Advisor, D. Trowbridge Elliman III, an Associate of the Advisor, Jason Moede, an Associate of the Advisor, Christopher Walvoord, an Associate of the Advisor and Brian Ziv, an Associate of the Advisor co-manage the Fund. Messrs. Abunassar, Carl, Elliman, Walvoord and Ziv have each co-managed the Fund since its inception in 2012. Mr. Moede has co-managed the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES:

Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Advisor reserves the right to offer Fund shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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WILLIAM BLAIR MACRO ALLOCATION FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Macro Allocation Fund (the “Fund” or the “Macro Fund” seeks to maximize long-term risk-adjusted total return.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.80%
Distribution (Rule 12b-1) Fee	None
Other Expenses
Shareholder Administration Fee	0.15%
Dividend Expenses on Short Sales	0.08%
Remainder of Other Expenses	1.91%

Total Other Expenses	2.14%
Acquired Fund Fees and Expenses	0.24%

Total Annual Fund Operating Expenses	3.18%	*, **
Fee Waiver and/or Expense Reimbursement	1.76%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.42%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.10% of average daily net assets until April 30, 2014. The Advisor may not terminate this arrangement prior to April 30, 2014 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on November 29, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation.
**	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table for the Fund which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$145	$815	$1,511	$3,363

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Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (November 29, 2011 through October 31, 2012), the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    In pursuing the Fund’s investment objective, the Advisor employs a dynamic global macro asset allocation strategy. This strategy attempts to exploit periodic market inefficiencies by taking long and short positions in various asset classes (e.g., equity and fixed income) and currencies with a view to profit from movements across and within such asset classes and currencies. The Advisor uses a top-down approach that focuses on general price movements in various asset classes and currencies rather than the performance of individual company securities. The Advisor’s macro asset allocation strategy is based primarily on the fundamental investment valuations of asset classes and currencies. The Advisor believes that investment fundamentals determine future cash flows which will ultimately drive the value of asset classes and currencies. The Advisor’s goal is to identify and exploit periodic discrepancies between fundamental values and market prices. These perceived value/price discrepancies are the foundation for the Fund’s portfolio construction.

The Fund may invest in or seek exposure to a wide range of asset classes including, without limitation, equity and fixed income (including asset-backed securities, mortgage-backed securities and other collateralized obligations and all grades and maturities of domestic and foreign credit, including high yield (junk bonds)), commodities and real estate, and currencies. The Fund has no geographic or other limits on the allocation of its assets among asset classes. The Fund may invest its assets in any markets, including emerging markets, or asset classes that the Advisor believes to be appropriate for meeting the Fund’s investment objective. The Fund may also seek exposure to broad-based market indices, more narrowly focused customized trades or economic variables such as inflation rates. The Fund may seek long exposure to asset classes and currencies that the Advisor perceives will provide relatively attractive risk-adjusted returns and short exposure to asset classes and currencies that the Advisor perceives will provide relatively unattractive risk-adjusted returns, consistent with the Fund’s investment objective of maximizing long-term risk adjusted total return. The Fund may also use long and short exposures to manage risk.

There are many ways in which the Fund may obtain a desired long exposure. The Fund may take long positions indirectly through exchange-traded funds (“ETFs”), including leveraged ETFs, exchange-traded notes and derivative instruments such as, but not limited to, futures, swaps, options and currency forward contracts. Futures would typically be on, though are not limited to, equity indexes and government bonds. Swaps would typically be on, though are not limited to, government bonds, credit default indexes, equity indexes, inflation, equity index volatility/variance, commodities and commodity indexes. The Fund may also enter into credit default swaps, including as the seller of a credit default swap. Options would typically be on, though are not limited to, equity indexes, equity index futures, government bonds, government bond futures and currencies. The Fund may also invest in individual stocks, real estate investment trusts, closed-end funds, preferred stock, publicly traded partnerships, royalty income trusts, repurchase agreements and other equity securities, fixed income securities and currencies for the purpose of effecting macro strategies. Long positions may be intended to enhance expected return, reduce expected risk or both.

There are many ways in which the Fund may obtain a desired short exposure. The Fund may take short positions indirectly through ETFs, including inverse and leveraged ETFs, and derivative instruments (listed above) that are intended to provide inverse exposure to a particular asset class or currency. The Fund may also engage in short sales on individual securities. Short positions may be intended to enhance expected return, reduce expected risk or both.

The Fund may increase or decrease its market and non-market risk exposures by increasing and decreasing leverage, or by increasing and decreasing cash and cash equivalents. Leverage may be used to achieve potentially

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higher returns through proportionally higher ex-ante risk exposures. Ex-ante risk exposure is the Advisor’s forward-looking, best estimate, of the Fund’s standard deviation from an expected return. Leverage would increase the expected return when opportunities are anticipated to be greater than normal, but will also increase risk.

To the extent the Fund seeks to invest in commodities, the Fund may gain exposure to the commodities markets by investing a portion of its assets in William Blair MAS Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Macro Fund Subsidiary”), which is expected to invest mainly in commodity-linked derivative instruments, such as futures or swaps, and fixed income securities, some of which may serve as margin or collateral for the Macro Fund Subsidiary’s derivatives positions. In accordance with federal income tax laws applicable to regulated investment companies, the Fund may only invest up to 25% of the value of its total assets in the Macro Fund Subsidiary. The Advisor, as part of its overall advisory services to the Fund, manages the investment and reinvestment of the assets of the Macro Fund Subsidiary and administers the affairs of the Macro Fund Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Subsidiary. In managing the assets of the Macro Fund Subsidiary, the Advisor applies the Fund’s investment policies and restrictions and the Fund’s compliance policies and procedures generally as if such assets were held directly by the Fund.

PRINCIPAL RISKS OF INVESTING:    The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through various instruments, including ETFs, exchange-traded notes or derivative instruments.

The Fund involves a high level of risk and may not be appropriate for everyone.    You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The Fund is not intended to be a complete investment program. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Aggressive Investment Technique Risk.    The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include short sales, taking short positions or other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Asset Allocation Risk.    In allocating the Fund’s assets, the Advisor may favor markets or asset classes that perform poorly relative to other markets and asset classes. To the extent that the Fund’s assets are invested in markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodity Risk.    Investing in commodities may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as weather, and world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply related events in such countries could have a significant impact on the value of such commodities.

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Counterparty and Contractual Default Risk.    The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy.

Credit Default Swap Risk.    Credit default swaps are subject to the credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Credit Risk.    The value of the Fund’s fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

The Fund’s investments in below investment grade securities (e.g., high yield or junk bonds) may have additional credit risk. Securities rated BBB or below by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default.

Currency Risk.    The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk.    Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index, currency or commodity to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter (“OTC”) derivatives subjects the Fund to credit risk of the counterparty. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Emerging Markets Risk.    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.

Exchange-Traded and Closed-End Fund Risk.    The risks of investment in other investment companies typically reflect the risk of the types of securities in which the other investment companies invest. Investments in

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ETFs and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted and ETF and closed-end fund shares may be delisted by the listing exchange.

Exchange-Traded Note Risk.    The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted and ETNs may be delisted by the listing exchange.

Foreign Investment Risk.    The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies.

Geographic Risk.    To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Inverse ETF Risk.    An inverse ETF is a fund that is constructed by using various derivative instruments to profit from a decline in the underlying benchmark. Investing in these ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. Short sale risk involves the risk that the inverse ETF may incur a loss by subsequently buying a security at a higher price than the price at which it previously sold the security short. Because a loss incurred by an inverse ETF on a short sale results from increases in the value of the security, such losses are theoretically unlimited, an investment in an inverse ETF could result in a loss of the entire investment in that particular ETF. To the extent the inverse ETF uses derivatives to achieve short exposure, it is subject to derivatives risk including the risk of leverage.

Leverage Risk.    The Fund’s investments in derivatives or exposure to derivatives through other investment vehicles expose the Fund to leverage inherent in such instruments. Such leveraged investments can amplify the effects of market volatility on the Fund’s net asset value (i.e., relatively small market movements may result in large changes in the Fund’s net asset value) and make the Fund’s returns more volatile. At times, the Fund’s

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leveraged investments may cause the Fund’s investment exposure to exceed its net assets and could cause the Fund to experience substantial losses, including the risk of total loss, if the market moves against the Fund. The use of leveraged investments may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements. The use of leveraged investments may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

Leveraged ETF Risk.    ETFs in which the Fund invests may borrow money for investment purposes, a practice commonly referred to as “leveraging.” An ETF may also seek to employ leverage through the use of derivatives, such as futures, options or swaps. The use of leverage by ETFs is limited by law and regulation. Nevertheless, the use of leverage by the ETFs may increase exposure to fluctuations in the prices of the leveraged ETF’s assets thereby making any change in the leveraged ETF’s net asset value greater than without the use of leverage. Leverage could result in increased volatility of returns. Additionally, the interest and additional costs which the leveraged ETF pays to borrow money or engage in derivative transactions could reduce or eliminate the leveraged ETF’s net investment profits. A leveraged ETF will also be expected to comply with asset coverage requirements which could force the leveraged ETF to sell certain portfolio holdings or reduce its derivatives positions at a time which may be disadvantageous to the leveraged ETF.

Liquidity Risk.    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Mortgage-Backed/Asset-Backed Securities Risk.    The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

Private Placement Risk.    Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Real Estate Risk.    Exposure to real estate markets, through securities of real estate investment trusts (“REITs”) or other instruments, will be subject to risks of the specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income tax purposes.

Regulatory Risk.    Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps

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to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions (for example, the so-called “Volcker Rule” prescribed by the Dodd-Frank Act) could also prevent the Fund from using certain instruments.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, sets forth a new regulatory framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. The Dodd-Frank Act grants significant new authority to the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”) to regulate OTC derivatives and market participants. The implementation of the provisions of the Dodd-Frank Act by the SEC and the CFTC could adversely affect the Fund’s ability to pursue its investment strategies.

Securities Market Risk.    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of an investment may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Short Position Risk.    The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks. The Fund’s losses are potentially unlimited in a short position transaction.

Short Sales Risk.    Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If the Fund takes both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, the Fund’s potential losses could exceed those of mutual funds that hold only long positions.

Smaller Company Risk.    Securities of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Fund may invest in the equity securities of very small cap companies, often referred to as “micro-cap” companies. For purposes of the Fund, “micro-cap” companies are those with market capitalizations of $300 million or less at the time of the Fund’s investment. The considerations noted above are generally intensified for these investments.

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Subsidiary Risk.    The Macro Fund Subsidiary is not registered under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), and is not subject to the investor protections of the 1940 Act. By investing in the Macro Fund Subsidiary, the Fund is exposed to the risks associated with the Macro Fund Subsidiary’s investments. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Macro Fund Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

Swap Risk.    Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

Tax Risk.    In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income (“qualifying income”). The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not constitute qualifying income to the Fund. Receipt of such income could cause the Fund to fail to qualify as a regulated investment company and be subject to U.S. federal income tax on its taxable income at corporate rates. The Fund has applied for a private letter ruling from the Internal Revenue Service (“IRS”) confirming that income derived from the Fund’s investment in the Macro Fund Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Macro Fund Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance in the calendar year since the Fund started.

Highest Quarterly Return 10.79% (1Q12)	Lowest Quarterly Return (5.31)% (2Q12)

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital

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gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund (November 29, 2011)
Return Before Taxes	14.49%	15.95%
Return After Taxes on Distributions	13.48%	14.74%
Return After Taxes on Distributions and Sale of Fund Shares	9.50%	12.90%
Bank of America/Merrill Lynch 3-month US Treasury Bill Index*	0.10%	0.09%
Barclays Capital U.S. 1-3 Month Treasury Bill Index	0.08%	0.07%
Long-Term Comparative Index**	6.56%	7.40%

*	Effective March 1, 2013, the Fund will use the Bank of America/Merrill Lynch 3-month US Treasury Bill Index as the broad-based index because it is included as part of the Long-Term Comparative Index.
**	The Long-Term Comparative Index return is comprised of the following indices: 40% Barclays Capital U.S. Aggregate Index, 30% MSCI All Country World Index (net), and 30% Bank of America/Merrill Lynch 3-month US Treasury Bill Index.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Brian D. Singer, a Partner of the Advisor, Edwin Denson, an Associate of the Advisor and Thomas Clarke, an Associate of the Advisor, co-manage the Fund. Messrs. Singer, Denson and Clarke have each co-managed the Fund since its inception in 2011.

PURCHASE AND SALE OF FUND SHARES:

Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Advisor reserves the right to offer Fund shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVES AND STRATEGIES

Investment Objectives and Strategies

The Commodity Fund seeks long-term risk-adjusted total return.

The Macro Fund seeks to maximize long-term risk-adjusted total return.

The Summary Sections describe each Fund’s principal investment policies and strategies intended to achieve each Fund’s investment objective. The investment types discussed in the Summary Sections are further described in the Investment Glossary contained herein and in the Statement of Additional Information.

Temporary Defensive Position.    Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. For temporary defensive purposes, each Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. When a Fund is invested defensively, it may not meet its investment objective.

Portfolio Turnover.    Each Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by a Fund. In addition, each Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors that may be greater than those made by other funds. Tax and transaction costs may lower each Fund’s effective return for investors.

Portfolio Holdings.    A description on the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Statement of Additional Information.

Use of Subsidiary.    A Fund will seek exposure to the commodities markets by investing a portion of its assets in its Subsidiary. The Advisor, as part of its overall advisory services to each Fund, manages the investment and reinvestment of the assets of the Fund’s Subsidiary and administers the affairs of the Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Subsidiary. In managing the assets of a Fund’s Subsidiary, the Advisor applies the Fund’s investment policies and restrictions and the Fund’s compliance policies and procedures generally as if such assets were held directly by the Fund. The financial statements of a Fund’s Subsidiary will be consolidated with the financial statements of the Fund and the consolidated financial statements will be included in the Fund’s annual and semi-annual reports to shareholders. As of the date of this Prospectus, the Macro Fund Subsidiary is not operational and the Macro Fund is not currently investing in the Macro Fund Subsidiary.

Investments by a Fund in its Subsidiary are expected to provide exposure to the commodities markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders under the Code, a Fund must, among other things, satisfy certain diversification requirements, including the requirement that not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Therefore, so long as a Fund is subject to this limit, the Fund may not invest any more than 25% of the value of its total assets in its Subsidiary. In addition, in order to qualify for the special tax treatment accorded regulated investment companies and their shareholders under the Code, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (qualifying income). Income from certain commodity-linked derivatives does not

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constitute qualifying income to a Fund. If a Fund treats income from a particular instrument as qualifying income and the income is later determined not to constitute qualifying income, and, together with any other non-qualifying income, causes the Fund’s non-qualifying income to exceed 10% of its gross income in any taxable year, the Fund will fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level. The Funds have applied for a private letter ruling from the IRS confirming that income derived from a Fund’s investment in its respective Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Funds.

Special Considerations for the Commodity Fund.    The Fund’s investment strategies seek to provide broad exposure to commodities, provide attractive risk-adjusted returns with low correlations to traditional asset classes, maintain the inflation protection of commodities investing and profit in both up and down commodities markets. The Fund seeks to provide exposure to the commodity trading strategies of CTAs selected by the Advisor currently through derivative instruments (instruments whose values are based on, for example, indices, currencies or securities), and invests in fixed-income securities.

Commodity Investments.    The Fund may invest in commodities through derivative instruments that provide exposure to commodity trading strategies of CTAs selected by the Advisor and/or by investing in limited liability companies, limited partnerships, corporations and other pooled investment vehicles (collectively, “Underlying Vehicles”) managed by such CTAs. To a limited extent, the Fund may also invest in commodity-linked derivatives, such as futures, based on specific commodities or commodities indices and not tied to commodity trading strategies of CTAs. The derivative instruments in which the Fund invests, either directly or indirectly through investments in Underlying Vehicles, are used as a substitute for direct investments in commodities.

CTAs to whom the Fund will have exposure generally fall within one of the following three broad categories of managers:

Systematic:    The CTA seeks to exploit trending behavior of futures markets over various time frames by utilizing quantitative systems.

Fundamental:    The CTA conducts deep research into fundamental supply and demand factors that drive futures markets and uses specialized models, data sources and other tools to construct expectations of fundamental value.

Sector Specialist:    The CTA employs specialized knowledge, research and analysis systems to seek value from niche markets.

Within these three broad categories of managers, the CTAs may employ the following strategies: trend following, trend anticipation, reversion, breakout, pattern recognition, high-frequency trading, commodities trading, and fundamentally-based trading. Commodities to which the CTAs may seek exposure include, but are not limited to, grains, meats, energies, metals, and softs (e.g., cotton, sugar or coffee). The CTAs execute their commodity trading strategies primarily by taking long and short positions in commodity futures or options on commodity futures. The CTAs may also use other types of derivatives including financial futures, options, forwards and swap contracts.

While there is no limit on the number of CTAs that the Fund may seek exposure to, under normal market conditions, the Advisor anticipates that the Fund will have exposure to between 6 and 15 CTAs. In selecting the CTAs, the Advisor considers a number of factors, including, but not limited to:

•	Validity of strategy

•	Historical performance

•	Quality of investment process

•	Organizational depth and stability

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•	Depth of professional resources

•	Asset capacity

•	Risk profile

•	Vehicle quality

•	Risk management

The Advisor monitors the CTAs on an ongoing basis and may adjust the Fund’s exposures to the CTAs from time to time. The Advisor seeks CTAs with well-defined strategies that are expected to exhibit low correlation to traditional market indices. The Advisor also seeks CTAs that display deep knowledge of and experience with the markets in which they operate and an understanding of the risks associated with investing in those markets. The Advisor monitors the market exposures of each CTA in order to manage the Fund’s diversification in the commodities markets.

The Fund’s commodity investments include derivative instruments that provide exposure to trading strategies of CTAs selected by the Advisor and/or Underlying Vehicles managed by such CTAs. The Advisor currently seeks exposure to CTA trading strategies through a total return swap (the “Swap”), a type of derivative instrument, based on a customized index (the “Index”) designed to replicate the aggregate returns of the trading strategies of CTAs selected by the Advisor. The Swap is based on a notional amount agreed to by the Advisor and the counterparty, which may be adjusted from time to time. The notional amount of the Swap may exceed the net assets of the Fund. The Fund will request cash from the counterparty on a periodic basis representing the increase in the swap value and the Fund will pay cash to the counterparty or post collateral in an amount representing the decrease in the swap value during the five-year term of the Swap. Interim cash payments made by the counterparty to the Fund are subject to a fee. The Fund may terminate the Swap on one day’s notice to the counterparty and the counterparty may terminate the Swap in certain instances.

The Index is calculated by the counterparty to the Swap. In calculating the Index, the counterparty calculates the returns of the CTAs included in the Index based on a notional allocation to each CTA. The sum of the notional allocations for each CTA included in the Index may exceed the net assets of the Fund and may also exceed the notional amount of the Swap. The Advisor may add or remove CTAs from the Index or increase or decrease the weighting given to a CTA included in the Index. The weightings given to each CTA included in the Index may differ and the exposure to each CTA trading strategy may be based on a different notional allocation.

The calculation of the Index includes a deduction for fees of the counterparty as well as fixed and performance fees of the CTAs. Because the Index is designed to replicate the returns of CTAs selected by the Advisor, the performance of the Fund depends on the ability of the CTAs to generate returns in excess of the costs of the Index. The fees of the counterparty and the fixed fees of the CTAs are calculated based on the notional allocations to the CTAs included in the Index. To the extent the aggregate notional allocations to the CTAs included in the Index exceed the net assets of the Fund, the deduction from the Index for the fees of the counterparty and the fixed fees of the CTAs will be greater as a percentage of the Fund’s net assets than the deduction would be if the aggregate notional allocations to the CTAs included in the Index were equal to or less than the net assets of the Fund. The calculation of the Index also may include a deduction for the performance fees of the individual CTAs in an amount not to exceed 20%. The deduction for performance fees in the Index is based on the performance results of each individual CTA’s trading strategy represented in the Index. Accordingly, a performance fee for one or more CTA trading strategies represented in the Index may be deducted in calculating the Index even if the aggregate returns of the trading strategies of the CTAs are negative. During the period from April 25, 2012 (commencement of operations) through October 31, 2012 (the Fund’s fiscal year end), the total fees of the Fund’s Swap were $185,716, $89,660 of which were performance fees. The total fees of the Fund’s Swap will vary depending on the notional allocations to the CTAs included in the Index and the performance results of the CTA trading strategies.

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The level of the Fund’s exposure to the commodities markets through the Swap will depend on the notional allocations to the CTAs included in the Index and the notional amount of the Swap. In addition to the Swap, the use of derivatives in Underlying Vehicles by the CTAs and any other commodity-linked derivative instruments invested in by the Fund, will also increase the Fund’s exposure to the commodities markets and, as a result, the Fund’s investment performance could be significantly impacted, both positively and negatively, by movements in the commodities markets.

The Fund’s investments in the Swap, any Underlying Vehicles and other commodity-linked derivative instruments are made through the Commodity Fund Subsidiary. The Commodity Fund Subsidiary may also hold fixed income securities, some of which may serve as margin or collateral for the Commodity Fund Subsidiary’s derivative positions. The Commodity Fund Subsidiary has engaged the same service providers as the Fund. The Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary.

Fixed Income Investments.    Assets not allocated to the Fund’s commodity investments are invested in fixed income securities. The Fund’s fixed income securities are U.S. dollar denominated and may include: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may invest in money market mutual funds to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder.

The Fund generally purchases investment grade fixed income securities rated in one of the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. However, the Fund may also purchase below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB.

In choosing fixed income securities for the Fund, the Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration. However, the Fund does not have limits on duration, and the Fund’s duration will change over time. Duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under an instrument are to be paid, rather than the instrument’s stated final maturity. When applied to the Fund, for example, a portfolio duration of five years means that if interest rates increased by 1%, the value of the portfolio would decrease by approximately 5%.

Additional Information About the Funds.    Each Fund is a series of William Blair Funds, an open-end management investment company. The Advisor provides management and investment advisory services to each Fund. This prospectus doesn’t tell you about every policy or risk of investing in each Fund. If you want more information on each Fund’s allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

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PRINCIPAL INVESTMENT RISKS

The following is a description of the principal risks of investing in the Funds. The Funds may be subject to the following risks directly through investment in individual securities or indirectly through various instruments in which the Funds may invest.

Aggressive Investment Technique Risk (Commodity Fund and Macro Fund).    The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to the use of swap agreements, futures contracts, options on futures contracts, securities and indices, forward contracts and similar instruments. Such techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Asset Allocation Risk (Macro Fund).    In allocating the Fund’s assets, the Advisor may favor markets or asset classes that perform poorly relative to other markets and asset classes. To the extent that the Fund’s assets are invested in markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodities Market Risk (Commodity Fund).    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting commodities markets generally or particular segments of the commodities markets. The Advisor may favor commodities markets or asset classes that perform poorly relative to other commodities markets and asset classes. To the extent that the Commodity Fund Subsidiary’s assets are invested in commodities markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodity Risk (Commodity Fund and Macro Fund).    Investing in commodities may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply related events in such countries could have a significant impact on the value of such commodities.

Counterparty and Contractual Default Risk (Commodity Fund and Macro Fund).    The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.

Credit Default Swap Risk (Macro Fund).    Credit default swaps are subject to the credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

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Credit Risk (Commodity Fund and Macro Fund).    The value of the Fund’s fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the issuer itself. While the U.S. Government may provide financial support to such agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

The Fund’s investments in below investment grade securities (e.g., high yield or junk bonds) may have additional credit risk. Securities rated BBB or below by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default.

Currency Risk (Commodity Fund and Macro Fund).    The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk (Commodity Fund and Macro Fund).    Risks associated with derivatives may include the risk that the derivative is not well correlated with the commodity, security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Macro Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter (“OTC”) derivatives subjects the Fund to credit risk of the counterparty. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Emerging Markets Risk (Commodity Fund and Macro Fund).    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Political, social and economic structures in many emerging market countries may be less established than in developed countries and may change rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. Unanticipated political, social or economic developments may affect the values of the Fund’s investments in emerging market countries and the availability to the Fund of additional investments in these countries.

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The currencies of certain emerging market countries have from time to time experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

The small size, limited trading volume and relative inexperience of the financial markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The system of share registration and custody in some emerging market countries may create certain risks of loss (including in some cases the risk of total loss) and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates or unauthorized trading, or other fraudulent activity.

Prior governmental approval of non-domestic investments may be required and foreign investment in domestic companies may be subject to limitation in some emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

The economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Exchange-Traded and Closed-End Fund Risk (Macro Fund).    The risks of investment in other investment companies typically reflect the risk of the types of securities in which the other investment companies invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted and ETF and closed-end fund shares may be delisted by the listing exchange.

Exchange-Traded Note Risk (Macro Fund).    The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted and ETNs may be delisted by the listing exchange.

Foreign Investment Risk (Commodity Fund and Macro Fund).    The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock

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exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in certain foreign markets generally is longer than for domestic markets. Foreign investments may be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the Fund’s foreign investments either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Geographic Risk (Commodity Fund and Macro Fund).    To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Interest Rate Risk (Commodity Fund and Macro Fund).    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations. The Fund’s investment in variable rate securities will generally be less sensitive to interest rate changes, but such securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Inverse ETF Risk (Macro Fund).    An inverse ETF is a fund that is constructed by using various derivative instruments to profit from a decline in the underlying benchmark. Investing in these ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. Short sale risk involves the risk that the inverse ETF may incur a loss by subsequently buying a security at a higher price than the price at which it previously sold the security short. Because a loss incurred by an inverse ETF on a short sale results from increases in the value of the security, such losses are theoretically unlimited, an investment in an inverse ETF could result in a loss of the entire investment in that particular ETF. To the extent the inverse ETF uses derivatives to achieve short exposure, it is subject to derivatives risk including the risk of leverage.

Leverage Risk (Commodity Fund and Macro Fund).    The Fund’s investments in derivatives (including the Swap for the Commodity Fund) or exposure to derivatives through other investment vehicles expose the Fund to leverage inherent in such instruments. Such leveraged investments can amplify the effects of market volatility on the Fund’s net asset value (i.e., relatively small market movements may result in large changes in the Fund’s net asset value) and make the Fund’s returns more volatile. At times, the Fund’s leveraged investments may cause the Fund’s investment exposure to exceed its net assets and could cause the Fund to experience substantial losses, including the risk of total loss, if the market moves against the Fund. The use of leveraged investments may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements. The use of leveraged investments may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

Leveraged ETF Risk (Macro Fund).    ETFs in which the Fund invests may borrow money for investment purposes, a practice commonly referred to as “leveraging.” An ETF may also seek to employ leverage through the use of derivatives, such as futures, options or swaps. The use of leverage by ETFs is limited by law and

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regulation. Nevertheless, the use of leverage by the ETFs may increase exposure to fluctuations in the prices of the leveraged ETF’s assets thereby making any change in the leveraged ETF’s net asset value greater than without the use of leverage. Leverage could result in increased volatility of returns. Additionally, the interest and additional costs which the leveraged ETF pays to borrow money or engage in derivative transactions could reduce or eliminate the leveraged ETF’s net investment profits. A leveraged ETF will also be expected to comply with asset coverage requirements which could force the leveraged ETF to sell certain portfolio holdings or reduce its derivatives positions at a time which may be disadvantageous to the leveraged ETF.

Liquidity Risk (Commodity Fund and Macro Fund).    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. Securities subject to liquidity risk in which the Fund may invest include emerging markets securities, private placements, Rule 144A securities, below investment grade securities and other securities without an established market. The Commodity Fund’s investment in the Swap and Underlying Vehicle securities and the Macro Fund’s investment in securities of smaller companies are also subject to liquidity risk.

Mortgage-Backed/Asset-Backed Securities Risk (Commodity Fund and Macro Fund).    The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and may reduce its value. When interest rates decline, property owners may prepay their mortgages more quickly than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to similar extension and prepayment risks as those described above for mortgage-backed securities.

New Fund Risk (Commodity Fund).    Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversified Risk (Commodity Fund).    The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings may have a significant impact on the overall performance of the Fund.

Private Placement Risk (Commodity Fund and Macro Fund).    Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Real Estate Risk (Macro Fund).    Exposure to real estate markets, through securities of real estate investment trusts (“REITs”) or other instruments, will be subject to risks of the specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain

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construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income tax purposes.

Regulatory Risk (Commodity Fund and Macro Fund).    Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions (for example, the so-called “Volcker Rule” prescribed by the Dodd-Frank Act) could also prevent the Fund from using certain instruments (including the Swap for the Commodity Fund).

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, sets forth a new regulatory framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. The Dodd-Frank Act grants significant new authority to the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”) to regulate OTC derivatives and market participants. The implementation of the provisions of the Dodd-Frank Act by the SEC and the CFTC could adversely affect the Fund’s ability to pursue its investment strategies.

The Advisor is currently registered with the National Futures Association as a “commodity pool operator” and the Advisor will act as such with respect to the operation of the Fund and its Subsidiary as a result of CFTC regulations. CFTC-mandated disclosure, reporting and recordkeeping requirements will apply with respect to the Fund once the CFTC proposal that seeks to “harmonize” these requirements with overlapping SEC regulations is finalized. The impact on the Fund of these requirements is uncertain at this time and when these requirements become effective, the Fund may incur additional compliance and other expenses.

Securities Market Risk (Macro Fund).    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of an investment may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Short Position Risk (Commodity Fund and Macro Fund).    The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks. The Fund’s losses are potentially unlimited in a short position transaction.

Short Sales Risk (Macro Fund).    Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss

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will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If the Fund takes both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, the Fund’s potential losses could exceed those of mutual funds that hold only long positions.

Smaller Company Risk (Macro Fund).    Securities of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Fund may invest in the equity securities of very small cap companies, often referred to as “micro-cap” companies. For purposes of the Fund, “micro-cap” companies are those with market capitalizations of $300 million or less at the time of the Fund’s investment. The considerations noted above are generally intensified for these investments.

Subsidiary Risk (Commodity Fund and Macro Fund).    The Subsidiary is not registered under the 1940 Act and is not subject to the investor protections of the 1940 Act. By investing in the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments. In addition, the Commodity Fund has agreed to guarantee the obligations of the Commodity Fund Subsidiary to the Swap counterparty. As described in Tax Risk below, the Fund has applied for a private letter ruling from the IRS with respect to income derived from its investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

Swap Risk (Commodity Fund and Macro Fund).    Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

The Commodity Fund currently invests through the Commodity Fund Subsidiary in the Swap. The Commodity Fund’s investment in the Swap is subject to Leverage Risk as described above because the notional amount of the Swap and/or the aggregate notional allocations to the CTAs included in the Index may exceed the net assets of the Commodity Fund. The Commodity Fund’s returns are reduced or its losses increased by the costs associated with the Swap, which are the fees deducted by the counterparty in the calculation of the Index. The costs associated with the Swap, which may be significant, will vary depending on the notional allocations to the CTAs included in the Index and the performance of the CTA trading strategies and are separate from and in addition to the Commodity Fund’s operating expenses shown in the Annual Fund Operating Expenses table. In addition, there is the risk that the Swap may be terminated by the Commodity Fund or the counterparty in accordance with its terms or as a result of regulatory changes as described in Regulatory Risk above. If the Swap were to terminate, the Commodity Fund may be unable to implement its investment strategies with respect to commodities investments and the Commodity Fund may not be able to seek to achieve its investment objective.

Tax Risk (Commodity Fund and Macro Fund).    In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income (“qualifying income”). The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation,

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investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not constitute qualifying income to the Fund. Receipt of such income could cause the Fund to fail to qualify as a regulated investment company and be subject to U.S. federal income tax on its taxable income at corporate rates. The Fund has applied for a private letter ruling from the IRS confirming that income derived from the Fund’s investment in the Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

The Commodity Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary. If the IRS does not grant the private letter ruling request, there is a risk that the IRS could assert that income derived from the Commodity Fund’s investment in the Commodity Fund Subsidiary does not constitute qualifying income to the Commodity Fund, in which case, the Commodity Fund could fail to qualify as a regulated investment company and could be subject to federal income tax at the fund level. Should the IRS take action that adversely affects the tax treatment of income derived from the Commodity Fund’s investment in the Commodity Fund Subsidiary, the Commodity Fund could be limited in its ability to implement its current investment strategies and the Commodity Fund may need to significantly change its investment strategies, which could adversely affect the Commodity Fund.

Underlying Vehicle Risk (Commodity Fund).    The Underlying Vehicles in which the Fund may invest are subject to specific risks, depending on the strategy and investment techniques employed by the CTA. These risks, as described herein, include Aggressive Investment Technique Risk, Commodities Market Risk, Commodity Risk, Derivatives Risk and Leverage Risk and may also include Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Liquidity Risk, Short Position Risk and Swap Risk. By investing in the Fund, shareholders of the Fund will indirectly bear the fees and expenses of any Underlying Vehicles, including fees paid to the CTAs, in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Vehicles and may be higher than other mutual funds that invest directly in the types of derivatives held by the Underlying Vehicles. CTAs will charge fees for the services they provide to the Underlying Vehicles. These fees may be fixed and/or performance-based. Fees charged by the CTAs typically are based on the leveraged account size and not the actual cash invested in the Underlying Vehicle. Fixed fees may range from 1% to 3% of the leveraged account size. To the extent the aggregate leveraged account sizes of the Underlying Vehicles exceed the net assets of the Fund, the fixed fees of the CTAs would exceed 3% as a percentage of the Fund’s net assets. Performance-based fees may range from 15% to 30% of each Underlying Vehicle’s returns and are computed for each Underlying Vehicle without regard to the performance of the Fund or other Underlying Vehicles. Accordingly, the Fund may pay a performance fee to a CTA with positive investment performance, even if the Fund’s overall returns are flat or negative.

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MANAGEMENT OF THE FUNDS

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include overseeing the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the oversight of the Board of Trustees, the Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to each Fund, including making decisions regarding Fund portfolio transactions. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded over 75 years ago by William McCormick Blair. Today, the firm has over 1,000 employees, including approximately 170 principals.

The Investment Management Department oversees the assets of the Trust, along with corporate pension plans, endowments and foundations and individual accounts. As of December 31, 2012, the department managed over $49 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of 46 portfolio managers, supported by a team of analysts. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

For the fiscal year ended October 31, 2012, each Fund was contractually obligated to pay the Advisor an investment management fee based upon the percentage of the Fund’s average daily net assets as shown below:

Fund	Fee as a % of Average Daily Net Assets
Commodity Fund	1.40%
Macro Fund	0.80%

The Advisor has entered into a contractual agreement with each Fund to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to the levels reflected in the table below until April 30, 2014. The agreement terminates upon the earlier of April 30, 2014 or the termination of the investment advisory agreement.

Class I
Commodity Fund	1.70%
Macro Fund	1.10%

Because of the expense limitation agreement, each Fund may pay the Advisor less than the contractual management fee. For the Commodity Fund and the Macro Fund, the Advisor is entitled for a period of three years subsequent to each Fund’s Commencement of Operations to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the operating expense limitation.

Board Considerations of Investment Management Agreement.    The Semi-Annual Report for the period ending April 30, 2013 will contain a discussion regarding the factors the Board of Trustees considered for the renewal of the Investment Management Agreement for each Fund.

Portfolio Management.    Additional information is provided below on each Fund’s portfolio managers. The Statement of Additional Information provides additional information about the portfolio managers including the structure of their compensation, other accounts they manage and their ownership of securities in the Fund.

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The Commodity Fund is co-managed by John Abunassar, Peter Carl, D. Trowbridge Elliman III, Jason Moede, Christopher Walvoord and Brian Ziv. Messrs. Abunassar, Carl, Elliman, Moede, Walvoord and Ziv are responsible for investment strategy, manager research, asset allocation, and portfolio construction. The Commodity Fund’s fixed income investments are selected by members of the Advisor’s fixed income group.

John Abunassar, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, he was a principal of Guidance Capital LLC and a member of its investment committee. Prior to joining Guidance Capital in November 2009, he was President and CEO of Allegiant Asset Management and was also President and CEO of the Allegiant Funds. Prior to joining Allegiant, Mr. Abunassar spent 11 years with Banc One Investment Advisors, where he was senior managing director of institutional asset management, a member of the Board of Directors, and a member of the investment management policy committee. Earlier in his career, Mr. Abunassar was an investment consultant with The Capital Control Group. He began his career as a pension consultant at Hewitt Associates. Education: B.A., Lake Forest College; M.B.A., Keller Graduate School of Management.

Peter Carl, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, Mr. Carl was a portfolio manager responsible for hedge fund manager research at Guidance Capital LLC and a member of its investment committee. Prior to joining Guidance Capital in August 2006, Mr. Carl was Chief Operating Officer of Explorer Fund Advisors, where he developed and launched a quantitative global macro hedge fund. While at Explorer, he was responsible for portfolio and risk management, and infrastructure development. Before starting at Explorer in 2002, Mr. Carl was an Executive Director at Union Bank of Switzerland (“UBS”), where he developed risk management services for hedge funds. While at UBS he also managed an exclusive relationship with Prediction Company, an independent research and development firm, to create an equity market-neutral proprietary trading business. Prior to joining UBS, Mr. Carl worked for O’Connor and Associates, a boutique options-trading firm, from 1986 to 1992. Education: B.S., Northwestern University; M.B.A., University of Chicago.

D. Trowbridge Elliman III, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, Mr. Elliman was a co-founder, principal and portfolio manager responsible for hedge fund manager research at Guidance Capital LLC and a member of its investment committee. Prior to the formation of Guidance Capital in July 2001, he was a Senior Vice President and Financial Advisor with Morgan Stanley. At Morgan Stanley he worked with several major financial institutions developing and marketing alternative investment products. He also worked closely with Oxford Advisors Ltd. in developing and marketing a family of offshore hedge fund products, including the Oxford Strategic Income Fund and the Oxford Strategic Market Neutral Fund. Mr. Elliman has been in the investment management industry since 1980. Education: B.A., Hampshire College.

Jason Moede, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since 2013. He joined the firm in 2011. Prior to joining the firm, Mr. Moede was a portfolio manager and quantitative strategist with TradeLink, LLC where he managed both proprietary and hedge fund portfolios in the systematic futures space. Prior to joining TradeLink, he co-founded and acted as Managing Director of Constellation Investment Group, LLC (a JV partner of TradeLink). At Constellation, he was responsible for the research, development, and management of the company’s equity market neutral hedge fund. Before launching Constellation in June 2003, Mr. Moede was a Director at BCG ValueScience, a subsidiary of the Boston Consulting Group, which focused on shareholder value creation and management strategies for Fortune 500 companies. Prior to joining BCG ValueScience in May 2000, he served as Business Development Manager at a subsidiary of Bechtel Enterprises from March 1997 to May 2000 and was an economist at Skadden, Arps, Slate, Meagher & Flom from September 1994 to March 1997. Mr. Moede has been in the investment industry since 1994. Education: B.A., Carleton College.

Christopher Walvoord, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, Mr. Walvoord was a

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principal and portfolio manager responsible for hedge fund manager research at Guidance Capital LLC and a member of its investment committee. Prior to joining Guidance Capital in August 2002, he was Director of Hedge Fund Investments at The Northern Trust Company. At Northern Trust, Mr. Walvoord oversaw all aspects of the investment process for the firm’s fund of hedge funds program. Prior to joining Northern Trust in August 1996, Mr. Walvoord was an associate in John Nuveen and Company’s Capital Markets Group, where he modeled municipal derivative transactions for investment banking clients. Education: B.S., University of Illinois; M.S., University of California Berkeley; M.B.A., University of Chicago.

Brian Ziv, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, Mr. Ziv was a co-founder, principal and portfolio manager responsible for hedge fund manager research at Guidance Capital LLC and a member of its investment committee. Prior to the formation of Guidance Capital in July 2001, he was Chief Investment Officer of Graystone Wealth Management Services, a division of Morgan Stanley. He has continuous investment experience dating back to 1980. Mr. Ziv has published articles on a wide range of investment topics, including portfolio strategy, use of hedge funds and investment manager selection. Prior to joining Graystone in 1994, he founded and managed Ziv Asset Management, a value-oriented equity management firm. The firm also provided a range of specialized investment services to several national investment firms. He has the Chartered Financial Analyst designation and is a member of the CFA Society of Chicago and the CFA Institute. Education: B.A., Princeton University.

The Macro Fund is co-managed by Brian D. Singer, Edwin Denson and Thomas Clarke. Messrs. Singer, Denson and Clarke are responsible for investment strategy, asset and currency allocation, and portfolio construction.

Brian D. Singer, a Partner with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, he was a Managing Partner and Head of Investment Strategies at Singer Partners, LLC from 2009 to 2011. Prior to that, he was the head of UBS Global Investment Solutions Group and Americas’ Chief Investment Officer, UBS Global Asset Management (Americas) Inc., from 2003 to 2007. He serves on the Exeter College at Oxford University Endowment Investment Committee and is the chairman of the Milton Friedman inspired organization “Free To Choose Network.” He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Economics, Northwestern University; M.B.A., University of Chicago.

Edwin Denson, an Associate with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, he was a Managing Partner at Singer Partners, LLC from 2009 to 2011. Prior to that, he was with UBS Global Asset Management (Americas) Inc. from 2001 to 2009. During his time at UBS Global Asset Management (Americas) Inc., he served as the head of asset allocation for UBS Global Investment Solutions Group from 2008 to 2009. Education: AB, Economics, Cornell University; PhD, Economics, Northwestern University.

Thomas Clarke, an Associate with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, he was a Managing Partner at Singer Partners, LLC from 2009 to 2011. Prior to that, he was with UBS Global Asset Management (Americas) Inc. from 2000 to 2009. During his time at UBS Global Asset Management (Americas) Inc., he served as the head of currency analysis and strategy for UBS Global Investment Solutions Group from 2000 to 2009. Education: BSc, University of Manchester (UK).

Custodian.    The Custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of each Fund’s net asset value. State Street Bank and Trust Company may serve as the Custodian for Individual Retirement Accounts (“IRAs”).

Transfer Agent and Dividend Paying Agent.    The Transfer Agent and Dividend Paying Agent is Boston Financial Data Services, Inc. (“BFDS”), 2000 Crown Colony Drive, Quincy, MA 02169.

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YOUR ACCOUNT

CLASS I SHARES

Class I shares of the Fund are available for purchase exclusively by the following categories of investors:

•	institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees);

•	advisory clients of William Blair & Company, L.L.C. with a fee-based asset management account with William Blair & Company, L.L.C.;

•	tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of the Advisor and its affiliates and rollover accounts from those plans;

•	investment companies managed by the Advisor that invest primarily in other investment companies; and

•	employees of the Advisor and their family purchasing directly from the Distributor.

The Fund may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, or other group accounts or 401(k) plans. These fees may be platform access fees, fees based on the number of subaccounts serviced or fees based on average net assets held in the Funds.

The Distributor, out of its own resources and without additional cost to the Funds or their shareholders, provides additional cash payments to certain intermediaries (“revenue sharing”). Such revenue sharing payments are in addition to fees paid pursuant to the Shareholder Administration Agreement or fees paid for sub-administration, sub-transfer agency or other services by the Funds. The Distributor may pay firms for administrative, sub-accounting, or shareholder processing services and/or for providing the Funds with “shelf space” or access to a third party platform, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other sales programs, allowing the Distributor access to an intermediary’s conferences and meetings and other forms of marketing support. The level of revenue sharing payments made may be a fixed fee or based on one or more of the following factors: current assets and/or number of accounts attributable to the intermediary or fund type or other measure agreed to by the Distributor and the intermediary. The amount of revenue sharing payments is different for different intermediaries.

The Distributor currently makes revenue sharing payments in amounts that range from 0.10% to 0.35% of the assets of each Fund serviced and maintained by the intermediary. These amounts are subject to change. Receipt of, or the prospect of receiving, this compensation may influence the intermediary’s recommendation of a Fund or availability of a Fund through the intermediary. Further information on payments to third parties is included in the Statement of Additional Information.

Shareholder Administration Agreement.    Each Fund has entered into a Shareholder Administration Agreement with the Advisor that provides for a fee at the annual rate of 0.15% of the average daily net assets of the Fund’s Class I shares to compensate the Advisor for shareholder administration services provided to the Fund in connection with Class I shares.

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Purchase Price.    Class I shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to a Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

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Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, a Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchase in Kind.    You may, subject to the approval of a Fund, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Fund’s valuation policies. Call the Funds at 1-800-742-7272 if you would like to purchase shares of a Fund with other securities. Such purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to a Fund.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; refuse an investment in the Funds or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

Short-Term and Excessive Trading.    The Trust and the Funds are designed for long-term investors. The Funds discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact a Fund’s net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact a Fund’s long-term performance by requiring the Fund to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Macro Fund because of its investment in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures that seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

•

Each Fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. Each Fund also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

•	To deter short-term and excessive trading, each Fund imposes a 2.00% redemption fee on shares redeemed (or exchanged) within 60 days of purchase.

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In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Advisor uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders.

Some Fund shares are held through omnibus account arrangements, whereby a broker-dealer, investment adviser, retirement plan sponsor or other financial intermediary maintains an omnibus account with the Fund for trading on behalf of its customers. For such accounts, the Funds generally seek to monitor trading activity at the omnibus level in an attempt to identify disruptive trades using certain thresholds. However, shareholders seeking to engage in short-term or excessive trading may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent short-term or excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. Also, the ability of the Funds and their agents to detect and curtail short-term and excessive trading practices may be limited by operational systems and technological limitations. In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect short-term or excessive trading that may be facilitated by these intermediaries or by the use of omnibus account arrangements.

Under agreements that the Funds have entered into with intermediaries, the Funds may request transaction information from intermediaries at any time to determine whether there has been short-term trading by the intermediaries’ customers. The Funds will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the Fund at its request. If short-term trading is detected at the individual account or participant level, the Funds will request that the intermediary a) continue to monitor the individual or participant, b) issue the individual or participant a warning, or c) ban the individual or participant from making further purchases of Fund shares. An intermediary may apply its own short-term trading policies and procedures, which may be more or less restrictive than the Funds’ policies and procedures. There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

By Mail

Opening an Account.    To open a new account for Class I shares of a Fund by mail, make out a check for the amount of your investment, payable to “William Blair Funds.” Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

Adding to an Account.    To purchase additional Class I shares, make out a check for the amount of your investment, payable to “William Blair Funds” and mail the check, together with a letter that specifies the Fund name, the account number and name(s) in which the account is registered to Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Wire

Opening an Account.    First, call BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

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Include the name of the Fund in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by BFDS and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To add to your account by wire, instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

In your request, specify the name of the Fund in which you are investing, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account.    See “By Wire.”

Adding to an Account.    For Class I shares, call BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem Class I shares by mail, send a written redemption request signed by all account owners to Boston Financial Data Services, Inc., P. O. Box 8506, Boston, Massachusetts 02266-8506.

Written redemption requests must include:

—	a letter that contains your name, your assigned account number, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by BFDS or the Distributor.

By Wire

To redeem some or all of your shares by wire, you may contact BFDS, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application.    For Class I shares, contact BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

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Signature Guarantees.    Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of FINRA or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	You wish to redeem shares having a value of $75,000 or more in a single transaction;

—	Your account registration has changed; or

—	You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price.    The redemption price is the net asset value next calculated (less any applicable redemption fee) after receipt of your redemption request in proper order by the Distributor, Transfer Agent or a designated agent thereof. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them.

Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by BFDS of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Redemption Fees.    The Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term or excessive traders who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create significant additional transaction costs that are borne by all shareholders. For these reasons, each Fund assesses a 2.00% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 60 days of purchase.

Redemption fees are paid to the Funds to help offset transaction costs and to protect the Funds’ long-term shareholders. The Funds will use the “first-in, first-out” (FIFO) method to determine the holding period for purposes of calculating a redemption fee. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

Redemption fees are intended to deter short-term and excessive trading, and thus may be waived in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to death or financial hardship; inadvertent purchase of the wrong Fund or share class (e.g., purchasing a retail fund when the shareholder intended to purchase an institutional fund); transactions to pay account fees funded by share redemptions; systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; non-participant initiated transfers, termination distributions, contributions and rollovers associated with shares held in a 401(k) plan; model realignments; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Funds to allow the Funds to impose a redemption fee; and in other instances when a waiver is believed to be appropriate.

The redemption fee is applicable to shares held directly with a Fund and shares held through intermediaries, such as broker-dealers or plan administrators. Transactions through financial intermediaries typically are placed with a Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchases and sale transactions are generally netted against one another and placed on an aggregate basis; consequently, the identities of the individuals on whose behalf the transactions are placed generally are not known to a Fund. For this reason, each Fund has undertaken to notify financial intermediaries of their obligation

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to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Fund. However, there can be no assurance that intermediaries will properly track, calculate or remit the fee in accordance with the Funds’ requirements.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the net asset value for the Funds’ shares. Shareholders receiving securities or other financial assets will realize a gain or loss for federal income tax purposes as a result of the redemption in the same manner as when cash is received, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

Automatic Redemption of Small Accounts.    Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange Class I shares of each Fund for Class I shares of another William Blair Fund (or Class N shares of the William Blair Ready Reserves Fund) at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges into a closed William Blair Fund are precluded unless the shareholder already has an open account in that William Blair Fund. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”). Exchanges within 60 days of a purchase from a Fund will be subject to the applicable redemption fee (see “How to Sell Shares—Redemption Fees” above). Each Fund reserves the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading practices that may disrupt portfolio management. Exchanges will result in the recognition for federal income tax purposes of gain or loss on the shares exchanged. You should obtain and carefully read the prospectus of the William Blair Fund you want to exchange into prior to making an exchange. You may obtain a prospectus by calling 1-800-635-2886 or by going to the Trust’s website at williamblairfunds.com.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to William Blair Funds, Attention: Exchange Department, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, BFDS will honor your requests to exchange shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor BFDS will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear

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the risk of loss, so long as the Trust or BFDS reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    The Funds may earn dividends from stocks and interest from bond, money market and other investments, as well as net short-term capital gains from sales of securities, all of which are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    The Funds may realize capital gains whenever it sells securities for a higher price than it paid for them, which then will generally be passed through to shareholders as capital gain distributions to the extent that a Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers available from prior years.

As a shareholder, you are entitled to your portion of a Fund’s net income and gains on its investments. Each Fund passes its earnings along to you as dividends and distributions. Each Fund’s policy is to distribute substantially all net investment income, if any, and all realized net capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent shortly following the reinvestment date.

When Dividends are Paid.    All income dividends, if any, and capital gain distributions, if any, generally will be paid annually in December and/or January. A Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions made by a Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Federal Income Taxes”).

FEDERAL INCOME TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, the federal income tax implications of your investment in a Fund include the following:

Taxes on Distributions.    Each Fund’s distributions from current and accumulated earnings and profits are subject to federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the type of security and the length of time the Fund holds the security generating the income or gain that is distributed. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for federal income tax purposes. After the close of each calendar year, the Funds will inform you of the amount and nature of distributions paid.

Under the federal income tax laws, net investment income, including interest and dividends (other than “qualified dividend income”), and net short-term capital gains are taxed as ordinary income. Distributions of qualified dividend income will generally be taxed to individuals and other non-corporate shareholders at rates applicable to long-term capital gains, provided the Fund and the shareholder each satisfy certain holding period and other requirements. Net capital gain distributions are taxed at long-term capital gain rates regardless of how long you

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have held your shares. For the Macro Fund, a portion of the Fund’s dividends may be eligible for treatment as “qualified dividend income.” The Commodity Fund’s dividends are not expected to be eligible for treatment as “qualified dividend income.”

Taxes on Transactions.    Redemptions of Fund shares and exchanges for shares of other William Blair Funds are generally treated as a sale of such shares subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then you will recognize, subject to the discussion below, a capital gain or loss measured by the difference between your basis in your shares and the price that you receive when you sell (or exchange) such shares. The capital gain or loss upon a sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Long-term capital gains are generally taxable to individuals and other non-corporate shareholders at a maximum federal income tax rate of 15%, or for certain high income individuals, 20%. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. If you realize a loss on the redemption or exchange of Fund shares and acquire within 30 days before or after such redemption or exchange shares of the same Fund (including through reinvestment of dividends) or substantially identical stock or securities, the two transactions may be subject to the “wash sale” rules of the Internal Revenue Code of 1986, as amended (the “Code”), resulting in a postponement of the recognition of such loss for federal income tax purposes. Capital losses may be subject to limitations on their use by a shareholder.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund’s distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, each Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable.

“Buying a Dividend.”    If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which may be subject to federal income tax as described above. In addition, a Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when a Fund has a negative return. See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

Tax Withholding.    The Funds may be required to withhold U.S. federal income tax at a rate of 28% on all distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications or who have been notified (or when the Fund is notified) by the IRS that they are subject to backup withholding.

Investment in the Subsidiary.    Each Fund intends to qualify and be treated each year as a “regulated investment company” (“RIC”) under the Code, such that the Fund will not be subject to federal income tax on income and capital gains distributed to shareholders. In order to qualify for the special tax treatment accorded RICs and their shareholders under the Code, a fund must, among other things, derive at least 90% of its gross income from certain specified sources (such income, “qualifying income”). Income from direct investments in commodities and certain commodity-linked derivatives is not qualifying income. Thus, a Fund’s ability to pursue its investment strategy and achieve its investment objectives may be limited by its intention to qualify as a RIC. The Commodity Fund’s investments in Underlying Vehicles and any direct investments by the Commodity Fund and the Macro Fund in commodity-linked derivative instruments will be made through the Commodity Fund Subsidiary and the Macro Fund Subsidiary, respectively. The Funds have applied for a private letter ruling from the IRS confirming that income derived from their investment in their respective Subsidiaries will constitute qualifying income to the Fund. However, the IRS has currently suspended the issuance of such private letter

41

rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The Commodity Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary.

Another requirement for qualifying for the special tax treatment accorded RICs and their shareholders under the Code is that a fund must satisfy certain diversification requirements, including the requirement that not more than 25% of the value of the fund’s total assets may be invested in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses. Therefore, so long as the Funds are subject to this limit, each Fund may not invest more than 25% of the value of its total assets in its respective Subsidiary. If a Fund were to fail to meet the income or diversification test described above, a Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, its taxable income and gains would be subject to tax at the fund level, and distributions from its earnings and profits would be taxable to shareholders as dividend income.

The foregoing is only intended as a brief summary of certain federal income tax issues relating to investment in a Fund by shareholders subject to federal income tax. Shareholders should consult their tax advisor about the application of the provisions of the tax laws, including state and local tax laws, in light of their particular situation before investing in the Fund.

For a more detailed discussion of federal income taxes, see the Statement of Additional Information.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Funds provides a variety of services to help you manage your account.

Automatic Sweep Program.    You can purchase shares of the William Blair Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to BFDS. Dividends and distributions are treated the same for federal income tax purposes whether reinvested in additional shares or received in cash.

1. Automatic Dividend Reinvestment Plan.    The Funds automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan.    On your account application, you may authorize BFDS to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to BFDS.

Systematic Withdrawal Plan.    You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans.    The Funds offer a variety of qualified retirement plans, including several types of Individual Retirement Accounts (“IRAs”) (e.g., traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans (“SEPs”) and other qualified retirement plans. Additional information concerning such plans is available from the Funds.

State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

—	participation is voluntary;

—	you may terminate or change a plan at any time without penalty or charge from the Funds;

—	the Funds will pay any additional expenses that they incur in connection with such plans;

—	on your account application, you may select a plan or plans in which to invest;

43

—	additional forms and further information may be obtained by writing or calling the Funds;

—	the Funds reserve the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

—	the Funds reserve the right to waive investment minimums at the discretion of the Distributor; and

—	the Funds require a copy of the trust agreement when shares are to be held in trust.

Written Confirmations.    Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution (each, an “intermediary”), that intermediary may impose charges for its services in addition to the fees charged by a Fund. These charges could reduce your yield or return. In addition, when you place orders with an intermediary, you are not placing your orders directly with a Fund, and you must follow the intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the Funds on purchases, redemptions and exchanges of Fund shares. These differences may include different minimum initial (and subsequent) investment amounts, exchange policies, fund choices, cut-off times for investment and other trading restrictions. You should consult your intermediary directly for information regarding its conditions and fees. The Funds are not responsible for the failure of your intermediary to carry out its responsibilities.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to BFDS, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering or Rejection of Purchase Orders.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and/or the Trust or the Distributor may reject purchase orders from an investor or an intermediary. From time to time, the Trust may suspend the offering of shares of a Fund to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights.    All shares of each Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by a William Blair Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

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DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

A Fund’s net asset value is the value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. A Fund does not price its shares on days when the Exchange is closed for trading.

Quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by State Street Bank and Trust Company, the Funds’ custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by a Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Value of Fund Securities is Determined

Domestic Equity Securities.    The market value of domestic equity securities, including exchange-traded funds, is determined by valuing those traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Investments in mutual funds, which are not traded on an exchange, are valued at their respective net asset value per share.

Foreign Equity Securities.    The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when a Fund computes its net asset value could cause the value of foreign equity securities to no longer be representative or accurate, and as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, a Fund may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or the latest bid price).

Domestic and Foreign Fixed-Income Securities.    Fixed-income securities are valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Derivative Instruments.    Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Futures contracts (and options thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

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Subsidiary.    A Fund’s shares of its respective Subsidiary are valued at the net asset value per share of the Subsidiary, which is calculated using the same valuation procedures as the Fund. In addition, for the Commodity Fund, the Commodity Fund Subsidiary’s investment in the Swap is fair valued based on the calculation of the Index by the counterparty. The fair value is based on inputs that are not readily available in the marketplace and which primarily are the underlying baskets of commodity investments on which the Swap is valued. The counterparty calculates the Index on each day the commercial banks and foreign exchange markets settle payments and are open for general business (including dealings in foreign exchange and foreign currency deposits) in London and New York City and on which TARGET (the Trans-European Automated Real-time Gross settlement Express Transfer system) is open.

Other Valuation Factors.    Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Additional Information Regarding Investment Objectives and Strategies, and Principal Investment Risks as well as the Statement of Additional Information.

Asset-Backed Securities.    Asset-backed securities are similar in structure to mortgage-backed securities but represent interests in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Mortgage-Backed Securities.    Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the mortgage-backed security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-backed security, the volatility of such mortgage-backed security can be expected to increase.

Corporate Debt Securities.    Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. Each Fund may also purchase interests in bank loans made to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Derivatives.    Each Fund may engage in derivatives for hedging purposes, to maintain liquidity or to seek total return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Options.    An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the

47

premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

Futures.    A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument, index, security or commodity for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, security or commodity or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.

Forward Foreign Currency Contracts.    A forward foreign currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Macro Fund may enter into forward currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Macro Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Advisor. The use of currency transactions can result in the Macro Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

Swaps.    Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Credit Default Swaps.    The Macro Fund may enter into credit default swaps, including as the seller of a credit default swap. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. The terms of the instrument are generally negotiated by the Macro Fund and the swap counterparty. A credit default swap may be embedded within another derivative instrument. Generally, if the Macro Fund buys credit protection using a credit default swap, the Macro Fund will make fixed payments to the counterparty, and if a credit event occurs with respect to the applicable issuer, the Macro Fund will deliver the issuer’s defaulted bonds underlying the swap to the swap counterparty and the counterparty will pay the Macro Fund par for the bonds. If the Macro Fund sells credit protection using a credit default swap, generally the Macro Fund will receive fixed payments from the counterparty, and if a credit event occurs with respect to the applicable issuer, the Macro Fund will pay the swap counterparty par for the issuer’s defaulted bonds and the swap counterparty will deliver the bonds to the Macro Fund.

Exchange-Traded Funds (“ETFs”).    The Macro Fund may invest in ETFs. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a

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securities exchange based on their market value. When the Macro Fund invests in another investment company, shareholders of the Macro Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Macro Fund’s fees and expenses. The Macro Fund may not purchase more than 3% of an ETF’s outstanding shares unless the ETF and/or the Macro Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”) and the ETF and the Macro Fund take appropriate steps to comply with any conditions in such order.

Exchange-Traded Notes (“ETNs”).    The Macro Fund may invest in ETNs. An ETN is a security that combines aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or a specific strategy and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. ETNs are subject to the additional risk that they may trade at a premium or discount to value attributable to their reference index. When the Macro Fund invests in an ETN, shareholders of the Macro Fund bear their proportionate share of the ETN’s fees and expenses, as well as their share of the Macro Fund’s fees and expenses.

Short Sales.    The Macro Fund may sell securities short. Selling securities short involves selling securities the seller (e.g., the Macro Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale may be retained by the broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

Initial Public Offerings (“IPOs”).    The Macro Fund may participate in IPOs. IPOs are subject to high volatility and are of limited availability. The Macro Fund’s ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Advisor among its clients. When the Macro Fund is small in size, the Macro Fund’s participation in IPOs may have a magnified impact on the Macro Fund’s performance.

Preferred Stock.    The Macro Fund may invest in preferred stock. Preferred stock has a preference over common stock in liquidation, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may offer the opportunity for capital appreciation as well as periodic income.

Private Placements.    Each Fund may purchase securities in private placement transactions. Investments in private placements may be difficult to sell at the time and at the price desired by a Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of a Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Publicly Traded Partnerships (“PTPs”).    The Macro Fund may invest in PTPs. PTPs include master limited partnerships and certain other partnerships that meet conditions contained in the Code. A PTP is generally taxed as a corporation for federal income tax purposes. However, if a PTP derives a substantial amount of its income and gains from certain sources, including from the exploration, development, mining or production, processing, refining, transportation or marketing of minerals or natural resources, it may be treated as a partnership for federal income tax purposes. Other PTPs may be treated as partnerships for federal income tax purposes if certain other limited exceptions under the Code apply. PTPs are typically organized as either limited partnerships or limited liability companies and are listed and traded on a U.S. securities exchange.

Real Estate Investment Trusts (“REITs”).    The Macro Fund may invest in REITs. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real

49

estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter. Exposure to real estate markets, through securities of REITs or other instruments, will be subject to risks of the specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income tax purposes.

Repurchase Agreements.    Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during a Fund’s holding period. Each Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, a Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income.

Royalty Income Trusts.    Royalty income trusts can be organized in a variety of ways in the United States, Canada and other countries. Beneficial units in royalty income trusts generally represent a profits interest in the production of oil or other minerals.

Rule 144A Securities.    Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933, as amended. Investing in Rule 144A securities may increase the illiquidity of a Fund’s investments in the event that an adequate trading market does not exist for these securities.

U.S. Government Securities.    These are fixed income obligations of the U.S. Government and its various agencies. U.S. Government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the U.S. Government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury, and some are backed only by the credit of the issuing organization. All U.S. Government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

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FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand each Fund’s financial performance for past years. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request (see back cover). Net investment income (loss) per share is based on the average shares outstanding during the year.

William Blair Commodity Strategy Long/Short Fund

Period Ended October 31,
2012(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00
Net realized and unrealized gain (loss) on investments	(0.09)

Total from investment operations	(0.09)
Less distributions from:
Net investment income	—
Net realized gain	—

Total distributions	—

Net asset value, end of period	$9.91

Total return (%)*	(0.90)
Ratios to average daily net assets (%)**:
Expenses, net of waivers and reimbursements	1.70
Expenses, before waivers and reimbursements	5.55
Net investment income (loss), net of waivers and reimbursements	(0.05)
Net investment income (loss), before waivers and reimbursements	(3.90)
Class I net assets at end of period	$11,835,553
Portfolio turnover rate (%)*	5

(a)	For the period from April 25, 2012 (Commencement of Operations) to October 31, 2012.
*	Rates not annualized for periods that are less than a year.
**	Ratios are annualized for periods that are less than a year.

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William Blair Macro Allocation Fund

Period Ended October 31,
2012(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16
Net realized and unrealized gain (loss) on investments	1.22

Total from investment operations	1.38
Less distributions from:
Net investment income	0.07
Net realized gain	—

Total distributions	0.07

Net asset value, end of period	$11.31

Total return (%)*	13.91
Ratios to average daily net assets (%)**:
Expenses (excluding short dividend expense), net of waivers and reimbursement	1.10
Expenses, net of waivers and reimbursements	1.18
Expenses, before waivers and reimbursements	2.94
Net investment income (loss), net of waivers and reimbursements	1.67
Net investment income (loss), before waivers and reimbursements	(0.09)
Class I net assets at end of period	$23,094,688
Portfolio turnover rate (%)*	40

(a)	For the period from November 29, 2011 (Commencement of Operations) to October 31, 2012.
*	Rates not annualized for periods that are less than a year.
**	Ratios are annualized for periods that are less than a year.

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FOR MORE INFORMATION

More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected each Fund’s performance in its last fiscal year. Financial Statements and the report of independent registered public accounting firm, included in the Annual Report, are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-635-2886

(In Massachusetts 1-800-635-2840)

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

Boston Financial Data Services, Inc.

(the Funds’ Transfer Agent)

P.O. Box 8506

Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-551-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-1520.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. The Prospectus does not constitute an offering by the Trust or the Distributor in any jurisdiction in which such offering may not lawfully be made.

The Trust’s information, including but not limited to the Prospectus, SAI, Semi-Annual and Annual Reports and Application, can be viewed online at www.williamblairfunds.com.

William Blair Funds	March 1, 2013

Investment Company Act File No.: 811-5344

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March 1, 2013

William Blair Funds

INSTITUTIONAL CLASS SHARES PROSPECTUS

William Blair Commodity Strategy Long/Short Fund (WCSJX)

William Blair Macro Allocation Fund (WMCJX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

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WILLIAM BLAIR COMMODITY STRATEGY LONG/SHORT FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Commodity Strategy Long/Short Fund (the “Fund” or the “Commodity Fund”) seeks long-term risk-adjusted total return.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.40%
Distribution (Rule 12b-1) Fee	None
Other Expenses*	4.00%

Total Annual Fund Operating Expenses	5.40%	**
Fee Waiver and/or Expense Reimbursement	3.85%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%

*	“Other Expenses” are estimated since no Institutional Class shares have been issued as of the date of this prospectus.
**	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Institutional Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.55% of average daily net assets until April 30, 2014. The Advisor may not terminate this arrangement prior to April 30, 2014 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on April 25, 2012 for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation.

The Fund currently seeks commodities exposure through a total return swap that subjects the Fund to additional fees not reflected in the Annual Fund Operating Expenses table. These fees, which are described in more detail on page 3 of this Summary section, will affect the Fund’s performance.

Example:    This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$158	$1,270	$2,374	$5,096

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Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (April 25, 2012 through October 31, 2012), the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    The Fund’s investment strategies seek to provide broad exposure to commodities, provide attractive risk-adjusted returns with low correlations to traditional asset classes, maintain the inflation protection of commodities investing and profit in both up and down commodities markets. The Fund seeks to provide exposure to the commodity trading strategies of independent commodity trading advisors (“CTAs”) selected by William Blair & Company, L.L.C. (the “Advisor”) currently through derivative instruments (instruments whose values are based on, for example, indices, currencies or securities), and invests in fixed-income securities.

Commodity Investments.    The Fund may invest in commodities through derivative instruments that provide exposure to commodity trading strategies of CTAs selected by the Advisor and/or by investing in limited liability companies, limited partnerships, corporations and other pooled investment vehicles (collectively, “Underlying Vehicles”) managed by such CTAs. To a limited extent, the Fund may also invest in commodity-linked derivatives, such as futures, based on specific commodities or commodities indices and not tied to commodity trading strategies of CTAs. The derivative instruments in which the Fund invests, either directly or indirectly through investments in Underlying Vehicles, are used as a substitute for direct investments in commodities.

CTAs to whom the Fund will have exposure generally fall within one of the following three broad categories of managers:

Systematic:    The CTA seeks to exploit trending behavior of futures markets over various time frames by utilizing quantitative systems.

Fundamental:    The CTA conducts deep research into fundamental supply and demand factors that drive futures markets and uses specialized models, data sources and other tools to construct expectations of fundamental value.

Sector Specialist:    The CTA employs specialized knowledge, research and analysis systems to seek value from niche markets.

Within these three broad categories of managers, the CTAs may employ the following strategies: trend following, trend anticipation, reversion, breakout, pattern recognition, high-frequency trading, commodities trading, and fundamentally-based trading. Commodities to which the CTAs may seek exposure include, but are not limited to, grains, meats, energies, metals, and softs (e.g., cotton, sugar or coffee). The CTAs execute their commodity trading strategies primarily by taking long and short positions in commodity futures or options on commodity futures. The CTAs may also use other types of derivatives including financial futures, options, forwards and swap contracts.

While there is no limit on the number of CTAs that the Fund may seek exposure to, under normal market conditions, the Advisor anticipates that the Fund will have exposure to between 6 and 15 CTAs. In selecting the CTAs, the Advisor considers a number of factors, including, but not limited to:

•	Validity of strategy

•	Historical performance

•	Quality of investment process

•	Organizational depth and stability

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•	Depth of professional resources

•	Asset capacity

•	Risk profile

•	Vehicle quality

•	Risk management

The Advisor monitors the CTAs on an ongoing basis and may adjust the Fund’s exposures to the CTAs from time to time. The Advisor seeks CTAs with well-defined strategies that are expected to exhibit low correlation to traditional market indices. The Advisor also seeks CTAs that display deep knowledge of and experience with the markets in which they operate and an understanding of the risks associated with investing in those markets. The Advisor monitors the market exposures of each CTA in order to manage the Fund’s diversification in the commodities markets.

The Fund’s commodity investments include derivative instruments that provide exposure to trading strategies of CTAs selected by the Advisor and/or Underlying Vehicles managed by such CTAs. The Advisor currently seeks exposure to CTA trading strategies through a total return swap (the “Swap”), a type of derivative instrument, based on a customized index (the “Index”) designed to replicate the aggregate returns of the trading strategies of CTAs selected by the Advisor. The Swap is based on a notional amount agreed to by the Advisor and the counterparty, which may be adjusted from time to time. The notional amount of the Swap may exceed the net assets of the Fund. The Fund will request cash from the counterparty on a periodic basis representing the increase in the swap value and the Fund will pay cash to the counterparty or post collateral in an amount representing the decrease in the swap value during the five-year term of the Swap. Interim cash payments made by the counterparty to the Fund are subject to a fee. The Fund may terminate the Swap on one day’s notice to the counterparty and the counterparty may terminate the Swap in certain instances.

The Index is calculated by the counterparty to the Swap. In calculating the Index, the counterparty calculates the returns of the CTAs included in the Index based on a notional allocation to each CTA. The sum of the notional allocations for each CTA included in the Index may exceed the net assets of the Fund and may also exceed the notional amount of the Swap. The Advisor may add or remove CTAs from the Index or increase or decrease the weighting given to a CTA included in the Index. The weightings given to each CTA included in the Index may differ and the exposure to each CTA trading strategy may be based on a different notional allocation.

The calculation of the Index includes a deduction for fees of the counterparty as well as fixed and performance fees of the CTAs. Because the Index is designed to replicate the returns of CTAs selected by the Advisor, the performance of the Fund depends on the ability of the CTAs to generate returns in excess of the costs of the Index. The fees of the counterparty and the fixed fees of the CTAs are calculated based on the notional allocations to the CTAs included in the Index. To the extent the aggregate notional allocations to the CTAs included in the Index exceed the net assets of the Fund, the deduction from the Index for the fees of the counterparty and the fixed fees of the CTAs will be greater as a percentage of the Fund’s net assets than the deduction would be if the aggregate notional allocations to the CTAs included in the Index were equal to or less than the net assets of the Fund. The calculation of the Index also may include a deduction for the performance fees of the individual CTAs in an amount not to exceed 20%. The deduction for performance fees in the Index is based on the performance results of each individual CTA’s trading strategy represented in the Index. Accordingly, a performance fee for one or more CTA trading strategies represented in the Index may be deducted in calculating the Index even if the aggregate returns of the trading strategies of the CTAs are negative. During the period from April 25, 2012 (commencement of operations) through October 31, 2012 (the Fund’s fiscal year end), the total fees of the Fund’s Swap were $185,716, $89,660 of which were performance fees. The total fees of the Fund’s Swap will vary depending on the notional allocations to the CTAs included in the Index and the performance results of the CTA trading strategies.

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The level of the Fund’s exposure to the commodities markets through the Swap will depend on the notional allocations to the CTAs included in the Index and the notional amount of the Swap. In addition to the Swap, the use of derivatives in Underlying Vehicles by the CTAs and any other commodity-linked derivative instruments invested in by the Fund, will also increase the Fund’s exposure to the commodities markets and, as a result, the Fund’s investment performance could be significantly impacted, both positively and negatively, by movements in the commodities markets.

The Fund’s investments in the Swap, any Underlying Vehicles and other commodity-linked derivative instruments are made through William Blair CLS Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Commodity Fund Subsidiary”). The Underlying Vehicles through which the Commodity Fund Subsidiary may invest may include one or more Underlying Vehicles that are wholly owned subsidiaries of the Commodity Fund Subsidiary. The Commodity Fund Subsidiary may also hold fixed income securities, some of which may serve as margin or collateral for the Commodity Fund Subsidiary’s derivative positions. In accordance with federal income tax laws applicable to regulated investment companies, the Fund may only invest up to 25% of the value of its total assets in the Commodity Fund Subsidiary. However, the Commodity Fund Subsidiary’s investments in the Swap, Underlying Vehicles, which use derivatives, and investments in commodity-linked derivatives will provide the Fund with leveraged exposure to the commodities markets in an amount greater than 25% of the value of its total assets. The Advisor, as part of its overall advisory services to the Fund, manages the investment and reinvestment of the assets of the Commodity Fund Subsidiary and administers the affairs of the Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Commodity Fund Subsidiary. In managing the assets of the Commodity Fund Subsidiary, the Advisor applies the Fund’s investment policies and restrictions and the Fund’s compliance policies and procedures generally as if such assets were held directly by the Fund.

Fixed Income Investments.    Assets not allocated to the Fund’s commodity investments are invested in fixed income securities. The Fund’s fixed income securities are U.S. dollar denominated and may include: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may invest in money market mutual funds to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder.

The Fund generally purchases investment grade fixed income securities rated in one of the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. However, the Fund may also purchase below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB.

In choosing fixed income securities for the Fund, the Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration. However, the Fund does not have limits on duration, and the Fund’s duration will change over time. Duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under an instrument are to be paid, rather than the instrument’s stated final maturity. When applied to the Fund, for example, a portfolio duration of five years means that if interest rates increased by 1%, the value of the portfolio would decrease by approximately 5%.

PRINCIPAL RISKS OF INVESTING:    The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through various instruments, including derivative instruments or Underlying Vehicles.

4

The Fund involves a high level of risk and may not be appropriate for everyone.    You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The Fund is not intended to be a complete investment program. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Aggressive Investment Technique Risk.    The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to investments in the Swap and Underlying Vehicles and the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Commodities Market Risk.    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting commodities markets generally or particular segments of the commodities markets. The Advisor may favor commodities markets or asset classes that perform poorly relative to other commodities markets and asset classes. To the extent that the Commodity Fund Subsidiary’s assets are invested in commodities markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodity Risk.    Investing in the commodities markets and investing in commodity-linked derivative instruments, such as futures and swaps, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as weather, and world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply related events in such countries could have a significant impact on the value of such commodities.

Counterparty and Contractual Default Risk.    The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy.

Credit Risk.    The value of the Fund’s fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

Currency Risk.    The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk.    Risks associated with derivatives may include the risk that the derivative is not well correlated with the commodity, security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to

5

the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of over-the-counter (“OTC”) derivatives subjects the Fund to credit risk of the counterparty. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Emerging Markets Risk.    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.

Foreign Investment Risk.    The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies.

Geographic Risk.    To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Leverage Risk.    The Fund’s investments in derivatives, including the Swap, or exposure to derivatives through Underlying Vehicles expose the Fund to leverage inherent in such instruments. Such leveraged investments can amplify the effects of market volatility on the Fund’s net asset value (i.e., relatively small market movements may result in large changes in the Fund’s net asset value) and make the Fund’s returns more volatile. At times, the Fund’s leveraged investments may cause the Fund’s investment exposure to exceed its net assets and could cause the Fund to experience substantial losses, including the risk of total loss, if the market moves against the Fund. The use of leveraged investments may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements. The use of leveraged investments may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

6

Liquidity Risk.    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. The Fund’s investment in the Swap and Underlying Vehicle securities are subject to liquidity risk.

Mortgage-Backed/Asset-Backed Securities Risk.    The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

New Fund Risk.    Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversified Risk.    The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings may have a significant impact on the overall performance of the Fund.

Private Placement Risk.    Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Regulatory Risk.    Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions (for example, the so-called “Volcker Rule” prescribed by the Dodd-Frank Act) could also prevent the Fund from using certain instruments, including the Swap.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, sets forth a new regulatory framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. The Dodd-Frank Act grants significant new authority to the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”) to regulate OTC derivatives and market participants. The implementation of the provisions of the Dodd-Frank Act by the SEC and the CFTC could adversely affect the Fund’s ability to pursue its investment strategies.

Short Position Risk.    The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks. The Fund’s losses are potentially unlimited in a short position transaction.

7

Subsidiary Risk.    The Commodity Fund Subsidiary is not registered under the 1940 Act and is not subject to the investor protections of the 1940 Act. By investing in the Commodity Fund Subsidiary, the Fund is exposed to the risks associated with the Commodity Fund Subsidiary’s investments. In addition, the Fund has agreed to guarantee the obligations of the Commodity Fund Subsidiary to the Swap counterparty. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Commodity Fund Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

Swap Risk.    Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. As described in the Principal Investment Strategies section, the Fund currently invests through the Commodity Fund Subsidiary in the Swap. The Fund’s investment in the Swap is subject to Leverage Risk as described above because the notional amount of the Swap and/or the aggregate notional allocations to the CTAs included in the Index may exceed the net assets of the Fund. The Fund’s returns are reduced or its losses increased by the costs associated with the Swap, which are the fees deducted by the counterparty in the calculation of the Index. The costs associated with the Swap, which may be significant, will vary depending on the notional allocations to the CTAs included in the Index and the performance of the CTA trading strategies and are separate from and in addition to the Fund’s operating expenses shown in the Annual Fund Operating Expenses table. In addition, there is the risk that the Swap may be terminated by the Fund or the counterparty in accordance with its terms or as a result of regulatory changes as described in Regulatory Risk above. If the Swap were to terminate, the Fund may be unable to implement its investment strategies with respect to commodities investments and the Fund may not be able to seek to achieve its investment objective.

Tax Risk.    In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income (“qualifying income”). The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not constitute qualifying income to the Fund. Receipt of such income could cause the Fund to fail to qualify as a regulated investment company and be subject to U.S. federal income tax on its taxable income at corporate rates. The Fund has applied for a private letter ruling from the Internal Revenue Service (the “IRS”) confirming that income derived from the Fund’s investment in the Commodity Fund Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary. If the IRS does not grant the private letter ruling request, there is a risk that the IRS could assert that income derived from the Fund’s investment in the Commodity Fund Subsidiary does not constitute qualifying income to the Fund, in which case, the Fund could fail to qualify as a regulated investment company and could be subject to federal income tax at the fund level. Should the IRS take action that adversely affects the tax treatment of income derived from the Fund’s investment in the Commodity Fund Subsidiary, the Fund could be limited in its ability to implement its current investment strategies and the Fund may need to significantly change its investment strategies, which could adversely affect the Fund. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Commodity Fund Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Underlying Vehicle Risk.    Each Underlying Vehicle is subject to specific risks, depending on the strategy and investment techniques employed by the CTA. These risks, as described herein, include Aggressive Investment Technique Risk, Commodities Market Risk, Commodity Risk, Derivatives Risk and Leverage Risk and may also include Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Liquidity Risk, Short Position Risk

8

and Swap Risk. By investing in the Fund, shareholders of the Fund will indirectly bear the fees and expenses of any Underlying Vehicles, including fees paid to the CTAs, in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Vehicles and may be higher than other mutual funds that invest directly in the types of derivatives held by the Underlying Vehicles. CTAs will charge fees for the services they provide to the Underlying Vehicles. These fees may be fixed and/or performance-based. Fees charged by the CTAs typically are based on the leveraged account size and not the actual cash invested in the Underlying Vehicle. Fixed fees may range from 1% to 3% of the leveraged account size. To the extent the aggregate leveraged account sizes of the Underlying Vehicles exceed the net assets of the Fund, the fixed fees of the CTAs would exceed 3% as a percentage of the Fund’s net assets. Performance-based fees may range from 15% to 30% of each Underlying Vehicle’s returns and are computed for each Underlying Vehicle without regard to the performance of the Fund or other Underlying Vehicles. Accordingly, the Fund may pay a performance fee to a CTA with positive investment performance, even if the Fund’s overall returns are flat or negative.

FUND PERFORMANCE HISTORY:    The bar chart and table showing the Fund’s annual returns and average annual total returns are not included because the Fund does not have annual returns for a full calendar year.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    John Abunassar, an Associate of the Advisor, Peter Carl, an Associate of the Advisor, D. Trowbridge Elliman III, an Associate of the Advisor, Jason Moede, an Associate of the Advisor, Christopher Walvoord, an Associate of the Advisor and Brian Ziv, an Associate of the Advisor co-manage the Fund. Messrs. Abunassar, Carl, Elliman, Walvoord and Ziv have each co-managed the Fund since its inception in 2012. Mr. Moede has co-managed the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES:

Purchase.    The minimum initial investment is $5 million. There is no minimum subsequent investment for purchases of Institutional Class shares. However, Institutional Class shares are only available to certain investors. See “Your Account” for additional information on eligibility requirements applicable to purchasing Institutional Class shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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WILLIAM BLAIR MACRO ALLOCATION FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Macro Allocation Fund (the “Fund” or the “Macro Fund” seeks to maximize long-term risk-adjusted total return.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.80%
Distribution (Rule 12b-1) Fee	None
Other Expenses*
Dividend Expenses on Short Sales	0.08%
Remainder of Other Expenses	1.91%
Total Other Expenses	1.99%
Acquired Fund Fees and Expenses	0.24%

Total Annual Fund Operating Expenses	3.03%	**
Fee Waiver and/or Expense Reimbursement	1.76%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27%

*	“Other Expenses” are estimated since no Institutional Class shares have been issued as of the date of this prospectus.
**	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Institutional Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 0.95% of average daily net assets until April 30, 2014. The Advisor may not terminate this arrangement prior to April 30, 2014 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on November 29, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation.

Example:    This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$129	$770	$1,437	$3,222

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Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (November 29, 2011 through October 31, 2012), the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    In pursuing the Fund’s investment objective, the Advisor employs a dynamic global macro asset allocation strategy. This strategy attempts to exploit periodic market inefficiencies by taking long and short positions in various asset classes (e.g., equity and fixed income) and currencies with a view to profit from movements across and within such asset classes and currencies. The Advisor uses a top-down approach that focuses on general price movements in various asset classes and currencies rather than the performance of individual company securities. The Advisor’s macro asset allocation strategy is based primarily on the fundamental investment valuations of asset classes and currencies. The Advisor believes that investment fundamentals determine future cash flows which will ultimately drive the value of asset classes and currencies. The Advisor’s goal is to identify and exploit periodic discrepancies between fundamental values and market prices. These perceived value/price discrepancies are the foundation for the Fund’s portfolio construction.

The Fund may invest in or seek exposure to a wide range of asset classes including, without limitation, equity and fixed income (including asset-backed securities, mortgage-backed securities and other collateralized obligations and all grades and maturities of domestic and foreign credit, including high yield (junk bonds)), commodities and real estate, and currencies. The Fund has no geographic or other limits on the allocation of its assets among asset classes. The Fund may invest its assets in any markets, including emerging markets, or asset classes that the Advisor believes to be appropriate for meeting the Fund’s investment objective. The Fund may also seek exposure to broad-based market indices, more narrowly focused customized trades or economic variables such as inflation rates. The Fund may seek long exposure to asset classes and currencies that the Advisor perceives will provide relatively attractive risk-adjusted returns and short exposure to asset classes and currencies that the Advisor perceives will provide relatively unattractive risk-adjusted returns, consistent with the Fund’s investment objective of maximizing long-term risk adjusted total return. The Fund may also use long and short exposures to manage risk.

There are many ways in which the Fund may obtain a desired long exposure. The Fund may take long positions indirectly through exchange-traded funds (“ETFs”), including leveraged ETFs, exchange-traded notes and derivative instruments such as, but not limited to, futures, swaps, options and currency forward contracts. Futures would typically be on, though are not limited to, equity indexes and government bonds. Swaps would typically be on, though are not limited to, government bonds, credit default indexes, equity indexes, inflation, equity index volatility/variance, commodities and commodity indexes. The Fund may also enter into credit default swaps, including as the seller of a credit default swap. Options would typically be on, though are not limited to, equity indexes, equity index futures, government bonds, government bond futures and currencies. The Fund may also invest in individual stocks, real estate investment trusts, closed-end funds, preferred stock, publicly traded partnerships, royalty income trusts, repurchase agreements and other equity securities, fixed income securities and currencies for the purpose of effecting macro strategies. Long positions may be intended to enhance expected return, reduce expected risk or both.

There are many ways in which the Fund may obtain a desired short exposure. The Fund may take short positions indirectly through ETFs, including inverse and leveraged ETFs, and derivative instruments (listed above) that are intended to provide inverse exposure to a particular asset class or currency. The Fund may also engage in short sales on individual securities. Short positions may be intended to enhance expected return, reduce expected risk or both.

The Fund may increase or decrease its market and non-market risk exposures by increasing and decreasing leverage, or by increasing and decreasing cash and cash equivalents. Leverage may be used to achieve potentially

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higher returns through proportionally higher ex-ante risk exposures. Ex-ante risk exposure is the Advisor’s forward-looking, best estimate, of the Fund’s standard deviation from an expected return. Leverage would increase the expected return when opportunities are anticipated to be greater than normal, but will also increase risk.

To the extent the Fund seeks to invest in commodities, the Fund may gain exposure to the commodities markets by investing a portion of its assets in William Blair MAS Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Macro Fund Subsidiary”), which is expected to invest mainly in commodity-linked derivative instruments, such as futures or swaps, and fixed income securities, some of which may serve as margin or collateral for the Macro Fund Subsidiary’s derivatives positions. In accordance with federal income tax laws applicable to regulated investment companies, the Fund may only invest up to 25% of the value of its total assets in the Macro Fund Subsidiary. The Advisor, as part of its overall advisory services to the Fund, manages the investment and reinvestment of the assets of the Macro Fund Subsidiary and administers the affairs of the Macro Fund Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Subsidiary. In managing the assets of the Macro Fund Subsidiary, the Advisor applies the Fund’s investment policies and restrictions and the Fund’s compliance policies and procedures generally as if such assets were held directly by the Fund.

PRINCIPAL RISKS OF INVESTING:    The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through various instruments, including ETFs, exchange-traded notes or derivative instruments.

The Fund involves a high level of risk and may not be appropriate for everyone.    You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The Fund is not intended to be a complete investment program. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Aggressive Investment Technique Risk.    The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include short sales, taking short positions or other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Asset Allocation Risk.    In allocating the Fund’s assets, the Advisor may favor markets or asset classes that perform poorly relative to other markets and asset classes. To the extent that the Fund’s assets are invested in markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodity Risk.    Investing in commodities may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as weather, and world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply related events in such countries could have a significant impact on the value of such commodities.

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Counterparty and Contractual Default Risk.    The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy.

Credit Default Swap Risk.    Credit default swaps are subject to the credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Credit Risk.    The value of the Fund’s fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

The Fund’s investments in below investment grade securities (e.g., high yield or junk bonds) may have additional credit risk. Securities rated BBB or below by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default.

Currency Risk.    The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk.    Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index, currency or commodity to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter (“OTC”) derivatives subjects the Fund to credit risk of the counterparty. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Emerging Markets Risk.    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.

Exchange-Traded and Closed-End Fund Risk.    The risks of investment in other investment companies typically reflect the risk of the types of securities in which the other investment companies invest. Investments in

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ETFs and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted and ETF and closed-end fund shares may be delisted by the listing exchange.

Exchange-Traded Note Risk.    The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted and ETNs may be delisted by the listing exchange.

Foreign Investment Risk.    The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies.

Geographic Risk.    To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Inverse ETF Risk.    An inverse ETF is a fund that is constructed by using various derivative instruments to profit from a decline in the underlying benchmark. Investing in these ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. Short sale risk involves the risk that the inverse ETF may incur a loss by subsequently buying a security at a higher price than the price at which it previously sold the security short. Because a loss incurred by an inverse ETF on a short sale results from increases in the value of the security, such losses are theoretically unlimited, an investment in an inverse ETF could result in a loss of the entire investment in that particular ETF. To the extent the inverse ETF uses derivatives to achieve short exposure, it is subject to derivatives risk including the risk of leverage.

Leverage Risk.    The Fund’s investments in derivatives or exposure to derivatives through other investment vehicles expose the Fund to leverage inherent in such instruments. Such leveraged investments can amplify the effects of market volatility on the Fund’s net asset value (i.e., relatively small market movements may result in large changes in the Fund’s net asset value) and make the Fund’s returns more volatile. At times, the Fund’s leveraged investments may cause the Fund’s investment exposure to exceed its net assets and could cause the

14

Fund to experience substantial losses, including the risk of total loss, if the market moves against the Fund. The use of leveraged investments may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements. The use of leveraged investments may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

Leveraged ETF Risk.    ETFs in which the Fund invests may borrow money for investment purposes, a practice commonly referred to as “leveraging.” An ETF may also seek to employ leverage through the use of derivatives, such as futures, options or swaps. The use of leverage by ETFs is limited by law and regulation. Nevertheless, the use of leverage by the ETFs may increase exposure to fluctuations in the prices of the leveraged ETF’s assets thereby making any change in the leveraged ETF’s net asset value greater than without the use of leverage. Leverage could result in increased volatility of returns. Additionally, the interest and additional costs which the leveraged ETF pays to borrow money or engage in derivative transactions could reduce or eliminate the leveraged ETF’s net investment profits. A leveraged ETF will also be expected to comply with asset coverage requirements which could force the leveraged ETF to sell certain portfolio holdings or reduce its derivatives positions at a time which may be disadvantageous to the leveraged ETF.

Liquidity Risk.    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Mortgage-Backed/Asset-Backed Securities Risk.    The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

Private Placement Risk.    Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Real Estate Risk.    Exposure to real estate markets, through securities of real estate investment trusts (“REITs”) or other instruments, will be subject to risks of the specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income tax purposes.

Regulatory Risk.    Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the

15

counterparties with which the Fund engages in derivative transactions (for example, the so-called “Volcker Rule” prescribed by the Dodd-Frank Act) could also prevent the Fund from using certain instruments.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, sets forth a new regulatory framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. The Dodd-Frank Act grants significant new authority to the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”) to regulate OTC derivatives and market participants. The implementation of the provisions of the Dodd-Frank Act by the SEC and the CFTC could adversely affect the Fund’s ability to pursue its investment strategies.

Securities Market Risk.    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of an investment may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Short Position Risk.    The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks. The Fund’s losses are potentially unlimited in a short position transaction.

Short Sales Risk.    Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If the Fund takes both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, the Fund’s potential losses could exceed those of mutual funds that hold only long positions.

Smaller Company Risk.    Securities of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Fund may invest in the equity securities of very small cap companies, often referred to as “micro-cap” companies. For purposes of the Fund, “micro-cap” companies are those with market capitalizations of $300 million or less at the time of the Fund’s investment. The considerations noted above are generally intensified for these investments.

Subsidiary Risk.    The Macro Fund Subsidiary is not registered under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), and is not subject to the investor protections of the 1940 Act. By investing in the Macro Fund Subsidiary, the Fund is exposed to the risks associated with the Macro Fund Subsidiary’s investments. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Macro Fund Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

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Swap Risk.    Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

Tax Risk.    In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income (“qualifying income”). The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not constitute qualifying income to the Fund. Receipt of such income could cause the Fund to fail to qualify as a regulated investment company and be subject to U.S. federal income tax on its taxable income at corporate rates. The Fund has applied for a private letter ruling from the Internal Revenue Service (“IRS”) confirming that income derived from the Fund’s investment in the Macro Fund Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Macro Fund Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

FUND PERFORMANCE HISTORY:    The bar chart and table showing the Fund’s annual returns and average annual returns are not set forth because no shares of the Fund’s Institutional Class have been issued. The Fund’s Institutional Class has had no subscriptions since its inception.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Brian D. Singer, a Partner of the Advisor, Edwin Denson, an Associate of the Advisor and Thomas Clarke, an Associate of the Advisor, co-manage the Fund. Messrs. Singer, Denson and Clarke have each co-managed the Fund since its inception in 2011.

PURCHASE AND SALE OF FUND SHARES:

Purchase.    The minimum initial investment is $5 million. There is no minimum subsequent investment for purchases of Institutional Class shares. However, Institutional Class shares are only available to certain investors. See “Your Account” for additional information on eligibility requirements applicable to purchasing Institutional Class shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVES AND STRATEGIES

Investment Objectives and Strategies

The Commodity Fund seeks long-term risk-adjusted total return.

The Macro Fund seeks to maximize long-term risk-adjusted total return.

The Summary Sections describe each Fund’s principal investment policies and strategies intended to achieve each Fund’s investment objective. The investment types discussed in the Summary Sections are further described in the Investment Glossary contained herein and in the Statement of Additional Information.

Temporary Defensive Position.    Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. For temporary defensive purposes, each Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. When a Fund is invested defensively, it may not meet its investment objective.

Portfolio Turnover.    Each Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by a Fund. In addition, each Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors that may be greater than those made by other funds. Tax and transaction costs may lower each Fund’s effective return for investors.

Portfolio Holdings.    A description on the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Statement of Additional Information.

Use of Subsidiary.    A Fund will seek exposure to the commodities markets by investing a portion of its assets in its Subsidiary. The Advisor, as part of its overall advisory services to each Fund, manages the investment and reinvestment of the assets of the Fund’s Subsidiary and administers the affairs of the Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Subsidiary. In managing the assets of a Fund’s Subsidiary, the Advisor applies the Fund’s investment policies and restrictions and the Fund’s compliance policies and procedures generally as if such assets were held directly by the Fund. The financial statements of a Fund’s Subsidiary will be consolidated with the financial statements of the Fund and the consolidated financial statements will be included in the Fund’s annual and semi-annual reports to shareholders. As of the date of this Prospectus, the Macro Fund Subsidiary is not operational and the Macro Fund is not currently investing in the Macro Fund Subsidiary.

Investments by a Fund in its Subsidiary are expected to provide exposure to the commodities markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders under the Code, a Fund must, among other things, satisfy certain diversification requirements, including the requirement that not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Therefore, so long as a Fund is subject to this limit, the Fund may not invest any more than 25% of the value of its total assets in its Subsidiary. In addition, in order to qualify for the special tax treatment accorded regulated investment companies and their shareholders under the Code, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (qualifying income). Income from certain commodity-linked derivatives does not

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constitute qualifying income to a Fund. If a Fund treats income from a particular instrument as qualifying income and the income is later determined not to constitute qualifying income, and, together with any other non-qualifying income, causes the Fund’s non-qualifying income to exceed 10% of its gross income in any taxable year, the Fund will fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level. The Funds have applied for a private letter ruling from the IRS confirming that income derived from a Fund’s investment in its respective Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Funds.

Special Considerations for the Commodity Fund.    The Fund’s investment strategies seek to provide broad exposure to commodities, provide attractive risk-adjusted returns with low correlations to traditional asset classes, maintain the inflation protection of commodities investing and profit in both up and down commodities markets. The Fund seeks to provide exposure to the commodity trading strategies of CTAs selected by the Advisor currently through derivative instruments (instruments whose values are based on, for example, indices, currencies or securities), and invests in fixed-income securities.

Commodity Investments.    The Fund may invest in commodities through derivative instruments that provide exposure to commodity trading strategies of CTAs selected by the Advisor and/or by investing in limited liability companies, limited partnerships, corporations and other pooled investment vehicles (collectively, “Underlying Vehicles”) managed by such CTAs. To a limited extent, the Fund may also invest in commodity-linked derivatives, such as futures, based on specific commodities or commodities indices and not tied to commodity trading strategies of CTAs. The derivative instruments in which the Fund invests, either directly or indirectly through investments in Underlying Vehicles, are used as a substitute for direct investments in commodities.

CTAs to whom the Fund will have exposure generally fall within one of the following three broad categories of managers:

Systematic:    The CTA seeks to exploit trending behavior of futures markets over various time frames by utilizing quantitative systems.

Fundamental:    The CTA conducts deep research into fundamental supply and demand factors that drive futures markets and uses specialized models, data sources and other tools to construct expectations of fundamental value.

Sector Specialist:    The CTA employs specialized knowledge, research and analysis systems to seek value from niche markets.

Within these three broad categories of managers, the CTAs may employ the following strategies: trend following, trend anticipation, reversion, breakout, pattern recognition, high-frequency trading, commodities trading, and fundamentally-based trading. Commodities to which the CTAs may seek exposure include, but are not limited to, grains, meats, energies, metals, and softs (e.g., cotton, sugar or coffee). The CTAs execute their commodity trading strategies primarily by taking long and short positions in commodity futures or options on commodity futures. The CTAs may also use other types of derivatives including financial futures, options, forwards and swap contracts.

While there is no limit on the number of CTAs that the Fund may seek exposure to, under normal market conditions, the Advisor anticipates that the Fund will have exposure to between 6 and 15 CTAs. In selecting the CTAs, the Advisor considers a number of factors, including, but not limited to:

•	Validity of strategy

•	Historical performance

•	Quality of investment process

•	Organizational depth and stability

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•	Depth of professional resources

•	Asset capacity

•	Risk profile

•	Vehicle quality

•	Risk management

The Advisor monitors the CTAs on an ongoing basis and may adjust the Fund’s exposures to the CTAs from time to time. The Advisor seeks CTAs with well-defined strategies that are expected to exhibit low correlation to traditional market indices. The Advisor also seeks CTAs that display deep knowledge of and experience with the markets in which they operate and an understanding of the risks associated with investing in those markets. The Advisor monitors the market exposures of each CTA in order to manage the Fund’s diversification in the commodities markets.

The Fund’s commodity investments include derivative instruments that provide exposure to trading strategies of CTAs selected by the Advisor and/or Underlying Vehicles managed by such CTAs. The Advisor currently seeks exposure to CTA trading strategies through a total return swap (the “Swap”), a type of derivative instrument, based on a customized index (the “Index”) designed to replicate the aggregate returns of the trading strategies of CTAs selected by the Advisor. The Swap is based on a notional amount agreed to by the Advisor and the counterparty, which may be adjusted from time to time. The notional amount of the Swap may exceed the net assets of the Fund. The Fund will request cash from the counterparty on a periodic basis representing the increase in the swap value and the Fund will pay cash to the counterparty or post collateral in an amount representing the decrease in the swap value during the five-year term of the Swap. Interim cash payments made by the counterparty to the Fund are subject to a fee. The Fund may terminate the Swap on one day’s notice to the counterparty and the counterparty may terminate the Swap in certain instances.

The Index is calculated by the counterparty to the Swap. In calculating the Index, the counterparty calculates the returns of the CTAs included in the Index based on a notional allocation to each CTA. The sum of the notional allocations for each CTA included in the Index may exceed the net assets of the Fund and may also exceed the notional amount of the Swap. The Advisor may add or remove CTAs from the Index or increase or decrease the weighting given to a CTA included in the Index. The weightings given to each CTA included in the Index may differ and the exposure to each CTA trading strategy may be based on a different notional allocation.

The calculation of the Index includes a deduction for fees of the counterparty as well as fixed and performance fees of the CTAs. Because the Index is designed to replicate the returns of CTAs selected by the Advisor, the performance of the Fund depends on the ability of the CTAs to generate returns in excess of the costs of the Index. The fees of the counterparty and the fixed fees of the CTAs are calculated based on the notional allocations to the CTAs included in the Index. To the extent the aggregate notional allocations to the CTAs included in the Index exceed the net assets of the Fund, the deduction from the Index for the fees of the counterparty and the fixed fees of the CTAs will be greater as a percentage of the Fund’s net assets than the deduction would be if the aggregate notional allocations to the CTAs included in the Index were equal to or less than the net assets of the Fund. The calculation of the Index also may include a deduction for the performance fees of the individual CTAs in an amount not to exceed 20%. The deduction for performance fees in the Index is based on the performance results of each individual CTA’s trading strategy represented in the Index. Accordingly, a performance fee for one or more CTA trading strategies represented in the Index may be deducted in calculating the Index even if the aggregate returns of the trading strategies of the CTAs are negative. During the period from April 25, 2012 (commencement of operations) through October 31, 2012 (the Fund’s fiscal year end), the total fees of the Fund’s Swap were $185,716, $89,660 of which were performance fees. The total fees of the Fund’s Swap will vary depending on the notional allocations to the CTAs included in the Index and the performance results of the CTA trading strategies.

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The level of the Fund’s exposure to the commodities markets through the Swap will depend on the notional allocations to the CTAs included in the Index and the notional amount of the Swap. In addition to the Swap, the use of derivatives in Underlying Vehicles by the CTAs and any other commodity-linked derivative instruments invested in by the Fund, will also increase the Fund’s exposure to the commodities markets and, as a result, the Fund’s investment performance could be significantly impacted, both positively and negatively, by movements in the commodities markets.

The Fund’s investments in the Swap, any Underlying Vehicles and other commodity-linked derivative instruments are made through the Commodity Fund Subsidiary. The Commodity Fund Subsidiary may also hold fixed income securities, some of which may serve as margin or collateral for the Commodity Fund Subsidiary’s derivative positions. The Commodity Fund Subsidiary has engaged the same service providers as the Fund. The Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary.

Fixed Income Investments.    Assets not allocated to the Fund’s commodity investments are invested in fixed income securities. The Fund’s fixed income securities are U.S. dollar denominated and may include: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may invest in money market mutual funds to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder.

The Fund generally purchases investment grade fixed income securities rated in one of the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. However, the Fund may also purchase below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB.

In choosing fixed income securities for the Fund, the Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration. However, the Fund does not have limits on duration, and the Fund’s duration will change over time. Duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under an instrument are to be paid, rather than the instrument’s stated final maturity. When applied to the Fund, for example, a portfolio duration of five years means that if interest rates increased by 1%, the value of the portfolio would decrease by approximately 5%.

Additional Information About the Funds.    Each Fund is a series of William Blair Funds, an open-end management investment company. The Advisor provides management and investment advisory services to each Fund. This prospectus doesn’t tell you about every policy or risk of investing in each Fund. If you want more information on each Fund’s allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

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PRINCIPAL INVESTMENT RISKS

The following is a description of the principal risks of investing in the Funds. The Funds may be subject to the following risks directly through investment in individual securities or indirectly through various instruments in which the Funds may invest.

Aggressive Investment Technique Risk (Commodity Fund and Macro Fund).    The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to the use of swap agreements, futures contracts, options on futures contracts, securities and indices, forward contracts and similar instruments. Such techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Asset Allocation Risk (Macro Fund).    In allocating the Fund’s assets, the Advisor may favor markets or asset classes that perform poorly relative to other markets and asset classes. To the extent that the Fund’s assets are invested in markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodities Market Risk (Commodity Fund).    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting commodities markets generally or particular segments of the commodities markets. The Advisor may favor commodities markets or asset classes that perform poorly relative to other commodities markets and asset classes. To the extent that the Commodity Fund Subsidiary’s assets are invested in commodities markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodity Risk (Commodity Fund and Macro Fund).    Investing in commodities may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply related events in such countries could have a significant impact on the value of such commodities.

Counterparty and Contractual Default Risk (Commodity Fund and Macro Fund).    The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.

Credit Default Swap Risk (Macro Fund).    Credit default swaps are subject to the credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

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Credit Risk (Commodity Fund and Macro Fund).    The value of the Fund’s fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the issuer itself. While the U.S. Government may provide financial support to such agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

The Fund’s investments in below investment grade securities (e.g., high yield or junk bonds) may have additional credit risk. Securities rated BBB or below by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default.

Currency Risk (Commodity Fund and Macro Fund).    The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk (Commodity Fund and Macro Fund).    Risks associated with derivatives may include the risk that the derivative is not well correlated with the commodity, security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Macro Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter (“OTC”) derivatives subjects the Fund to credit risk of the counterparty. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Emerging Markets Risk (Commodity Fund and Macro Fund).    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Political, social and economic structures in many emerging market countries may be less established than in developed countries and may change rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. Unanticipated political, social or economic developments may affect the values of the Fund’s investments in emerging market countries and the availability to the Fund of additional investments in these countries.

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The currencies of certain emerging market countries have from time to time experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

The small size, limited trading volume and relative inexperience of the financial markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The system of share registration and custody in some emerging market countries may create certain risks of loss (including in some cases the risk of total loss) and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates or unauthorized trading, or other fraudulent activity.

Prior governmental approval of non-domestic investments may be required and foreign investment in domestic companies may be subject to limitation in some emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

The economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Exchange-Traded and Closed-End Fund Risk (Macro Fund).    The risks of investment in other investment companies typically reflect the risk of the types of securities in which the other investment companies invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted and ETF and closed-end fund shares may be delisted by the listing exchange.

Exchange-Traded Note Risk (Macro Fund).    The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted and ETNs may be delisted by the listing exchange.

Foreign Investment Risk (Commodity Fund and Macro Fund).    The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock

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exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in certain foreign markets generally is longer than for domestic markets. Foreign investments may be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the Fund’s foreign investments either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Geographic Risk (Commodity Fund and Macro Fund).    To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Interest Rate Risk (Commodity Fund and Macro Fund).    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations. The Fund’s investment in variable rate securities will generally be less sensitive to interest rate changes, but such securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Inverse ETF Risk (Macro Fund).    An inverse ETF is a fund that is constructed by using various derivative instruments to profit from a decline in the underlying benchmark. Investing in these ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. Short sale risk involves the risk that the inverse ETF may incur a loss by subsequently buying a security at a higher price than the price at which it previously sold the security short. Because a loss incurred by an inverse ETF on a short sale results from increases in the value of the security, such losses are theoretically unlimited, an investment in an inverse ETF could result in a loss of the entire investment in that particular ETF. To the extent the inverse ETF uses derivatives to achieve short exposure, it is subject to derivatives risk including the risk of leverage.

Leverage Risk (Commodity Fund and Macro Fund).    The Fund’s investments in derivatives (including the Swap for the Commodity Fund) or exposure to derivatives through other investment vehicles expose the Fund to leverage inherent in such instruments. Such leveraged investments can amplify the effects of market volatility on the Fund’s net asset value (i.e., relatively small market movements may result in large changes in the Fund’s net asset value) and make the Fund’s returns more volatile. At times, the Fund’s leveraged investments may cause the Fund’s investment exposure to exceed its net assets and could cause the Fund to experience substantial losses, including the risk of total loss, if the market moves against the Fund. The use of leveraged investments may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements. The use of leveraged investments may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

Leveraged ETF Risk (Macro Fund).    ETFs in which the Fund invests may borrow money for investment purposes, a practice commonly referred to as “leveraging.” An ETF may also seek to employ leverage through the use of derivatives, such as futures, options or swaps. The use of leverage by ETFs is limited by law and

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regulation. Nevertheless, the use of leverage by the ETFs may increase exposure to fluctuations in the prices of the leveraged ETF’s assets thereby making any change in the leveraged ETF’s net asset value greater than without the use of leverage. Leverage could result in increased volatility of returns. Additionally, the interest and additional costs which the leveraged ETF pays to borrow money or engage in derivative transactions could reduce or eliminate the leveraged ETF’s net investment profits. A leveraged ETF will also be expected to comply with asset coverage requirements which could force the leveraged ETF to sell certain portfolio holdings or reduce its derivatives positions at a time which may be disadvantageous to the leveraged ETF.

Liquidity Risk (Commodity Fund and Macro Fund).    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. Securities subject to liquidity risk in which the Fund may invest include emerging markets securities, private placements, Rule 144A securities, below investment grade securities and other securities without an established market. The Commodity Fund’s investment in the Swap and Underlying Vehicle securities and the Macro Fund’s investment in securities of smaller companies are also subject to liquidity risk.

Mortgage-Backed/Asset-Backed Securities Risk (Commodity Fund and Macro Fund).    The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and may reduce its value. When interest rates decline, property owners may prepay their mortgages more quickly than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to similar extension and prepayment risks as those described above for mortgage-backed securities.

New Fund Risk (Commodity Fund).    Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversified Risk (Commodity Fund).    The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings may have a significant impact on the overall performance of the Fund.

Private Placement Risk (Commodity Fund and Macro Fund).    Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Real Estate Risk (Macro Fund).    Exposure to real estate markets, through securities of real estate investment trusts (“REITs”) or other instruments, will be subject to risks of the specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain

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construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income tax purposes.

Regulatory Risk (Commodity Fund and Macro Fund).    Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions (for example, the so-called “Volcker Rule” prescribed by the Dodd-Frank Act) could also prevent the Fund from using certain instruments (including the Swap for the Commodity Fund).

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, sets forth a new regulatory framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. The Dodd-Frank Act grants significant new authority to the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”) to regulate OTC derivatives and market participants. The implementation of the provisions of the Dodd-Frank Act by the SEC and the CFTC could adversely affect the Fund’s ability to pursue its investment strategies.

The Advisor is currently registered with the National Futures Association as a “commodity pool operator” and the Advisor will act as such with respect to the operation of the Fund and its Subsidiary as a result of CFTC regulations. CFTC-mandated disclosure, reporting and recordkeeping requirements will apply with respect to the Fund once the CFTC proposal that seeks to “harmonize” these requirements with overlapping SEC regulations is finalized. The impact on the Fund of these requirements is uncertain at this time and when these requirements become effective, the Fund may incur additional compliance and other expenses.

Securities Market Risk (Macro Fund).    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of an investment may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Short Position Risk (Commodity Fund and Macro Fund).    The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks. The Fund’s losses are potentially unlimited in a short position transaction.

Short Sales Risk (Macro Fund).    Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the

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security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If the Fund takes both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, the Fund’s potential losses could exceed those of mutual funds that hold only long positions.

Smaller Company Risk (Macro Fund).    Securities of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Fund may invest in the equity securities of very small cap companies, often referred to as “micro-cap” companies. For purposes of the Fund, “micro-cap” companies are those with market capitalizations of $300 million or less at the time of the Fund’s investment. The considerations noted above are generally intensified for these investments.

Subsidiary Risk (Commodity Fund and Macro Fund).    The Subsidiary is not registered under the 1940 Act and is not subject to the investor protections of the 1940 Act. By investing in the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments. In addition, the Commodity Fund has agreed to guarantee the obligations of the Commodity Fund Subsidiary to the Swap counterparty. As described in Tax Risk below, the Fund has applied for a private letter ruling from the IRS with respect to income derived from its investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

Swap Risk (Commodity Fund and Macro Fund).    Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

The Commodity Fund currently invests through the Commodity Fund Subsidiary in the Swap. The Commodity Fund’s investment in the Swap is subject to Leverage Risk as described above because the notional amount of the Swap and/or the aggregate notional allocations to the CTAs included in the Index may exceed the net assets of the Commodity Fund. The Commodity Fund’s returns are reduced or its losses increased by the costs associated with the Swap, which are the fees deducted by the counterparty in the calculation of the Index. The costs associated with the Swap, which may be significant, will vary depending on the notional allocations to the CTAs included in the Index and the performance of the CTA trading strategies and are separate from and in addition to the Commodity Fund’s operating expenses shown in the Annual Fund Operating Expenses table. In addition, there is the risk that the Swap may be terminated by the Commodity Fund or the counterparty in accordance with its terms or as a result of regulatory changes as described in Regulatory Risk above. If the Swap were to terminate, the Commodity Fund may be unable to implement its investment strategies with respect to commodities investments and the Commodity Fund may not be able to seek to achieve its investment objective.

Tax Risk (Commodity Fund and Macro Fund).    In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income (“qualifying income”). The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not

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constitute qualifying income to the Fund. Receipt of such income could cause the Fund to fail to qualify as a regulated investment company and be subject to U.S. federal income tax on its taxable income at corporate rates. The Fund has applied for a private letter ruling from the IRS confirming that income derived from the Fund’s investment in the Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

The Commodity Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary. If the IRS does not grant the private letter ruling request, there is a risk that the IRS could assert that income derived from the Commodity Fund’s investment in the Commodity Fund Subsidiary does not constitute qualifying income to the Commodity Fund, in which case, the Commodity Fund could fail to qualify as a regulated investment company and could be subject to federal income tax at the fund level. Should the IRS take action that adversely affects the tax treatment of income derived from the Commodity Fund’s investment in the Commodity Fund Subsidiary, the Commodity Fund could be limited in its ability to implement its current investment strategies and the Commodity Fund may need to significantly change its investment strategies, which could adversely affect the Commodity Fund.

Underlying Vehicle Risk (Commodity Fund).    The Underlying Vehicles in which the Fund may invest are subject to specific risks, depending on the strategy and investment techniques employed by the CTA. These risks, as described herein, include Aggressive Investment Technique Risk, Commodities Market Risk, Commodity Risk, Derivatives Risk and Leverage Risk and may also include Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Liquidity Risk, Short Position Risk and Swap Risk. By investing in the Fund, shareholders of the Fund will indirectly bear the fees and expenses of any Underlying Vehicles, including fees paid to the CTAs, in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Vehicles and may be higher than other mutual funds that invest directly in the types of derivatives held by the Underlying Vehicles. CTAs will charge fees for the services they provide to the Underlying Vehicles. These fees may be fixed and/or performance-based. Fees charged by the CTAs typically are based on the leveraged account size and not the actual cash invested in the Underlying Vehicle. Fixed fees may range from 1% to 3% of the leveraged account size. To the extent the aggregate leveraged account sizes of the Underlying Vehicles exceed the net assets of the Fund, the fixed fees of the CTAs would exceed 3% as a percentage of the Fund’s net assets. Performance-based fees may range from 15% to 30% of each Underlying Vehicle’s returns and are computed for each Underlying Vehicle without regard to the performance of the Fund or other Underlying Vehicles. Accordingly, the Fund may pay a performance fee to a CTA with positive investment performance, even if the Fund’s overall returns are flat or negative.

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MANAGEMENT OF THE FUNDS

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include overseeing the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the oversight of the Board of Trustees, the Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to each Fund, including making decisions regarding Fund portfolio transactions. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded over 75 years ago by William McCormick Blair. Today, the firm has over 1,000 employees, including approximately 170 principals.

The Investment Management Department oversees the assets of the Trust, along with corporate pension plans, endowments and foundations and individual accounts. As of December 31, 2012, the department managed over $49 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of 46 portfolio managers, supported by a team of analysts. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

For the fiscal year ended October 31, 2012, each Fund was contractually obligated to pay the Advisor an investment management fee based upon the percentage of the Fund’s average daily net assets as shown below:

Fund	Fee as a % of Average Daily Net Assets
Commodity Fund	1.40%
Macro Fund	0.80%

The Advisor has entered into a contractual agreement with each Fund to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to the levels reflected in the table below until April 30, 2014. The agreement terminates upon the earlier of April 30, 2014 or the termination of the investment advisory agreement.

Institutional Class
Commodity Fund	1.55%
Macro Fund	0.95%

Because of the expense limitation agreement, each Fund may pay the Advisor less than the contractual management fee. For the Commodity Fund and the Macro Fund, the Advisor is entitled for a period of three years subsequent to each Fund’s Commencement of Operations to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the operating expense limitation.

Board Considerations of Investment Management Agreement.    The Semi-Annual Report for the period ending April 30, 2013 will contain a discussion regarding the factors the Board of Trustees considered for the renewal of the Investment Management Agreement for each Fund.

Portfolio Management.    Additional information is provided below on each Fund’s portfolio managers. The Statement of Additional Information provides additional information about the portfolio managers including the structure of their compensation, other accounts they manage and their ownership of securities in the Fund.

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The Commodity Fund is co-managed by John Abunassar, Peter Carl, D. Trowbridge Elliman III, Jason Moede, Christopher Walvoord and Brian Ziv. Messrs. Abunassar, Carl, Elliman, Moede, Walvoord and Ziv are responsible for investment strategy, manager research, asset allocation, and portfolio construction. The Commodity Fund’s fixed income investments are selected by members of the Advisor’s fixed income group.

John Abunassar, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, he was a principal of Guidance Capital LLC and a member of its investment committee. Prior to joining Guidance Capital in November 2009, he was President and CEO of Allegiant Asset Management and was also President and CEO of the Allegiant Funds. Prior to joining Allegiant, Mr. Abunassar spent 11 years with Banc One Investment Advisors, where he was senior managing director of institutional asset management, a member of the Board of Directors, and a member of the investment management policy committee. Earlier in his career, Mr. Abunassar was an investment consultant with The Capital Control Group. He began his career as a pension consultant at Hewitt Associates. Education: B.A., Lake Forest College; M.B.A., Keller Graduate School of Management.

Peter Carl, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, Mr. Carl was a portfolio manager responsible for hedge fund manager research at Guidance Capital LLC and a member of its investment committee. Prior to joining Guidance Capital in August 2006, Mr. Carl was Chief Operating Officer of Explorer Fund Advisors, where he developed and launched a quantitative global macro hedge fund. While at Explorer, he was responsible for portfolio and risk management, and infrastructure development. Before starting at Explorer in 2002, Mr. Carl was an Executive Director at Union Bank of Switzerland (“UBS”), where he developed risk management services for hedge funds. While at UBS he also managed an exclusive relationship with Prediction Company, an independent research and development firm, to create an equity market-neutral proprietary trading business. Prior to joining UBS, Mr. Carl worked for O’Connor and Associates, a boutique options-trading firm, from 1986 to 1992. Education: B.S., Northwestern University; M.B.A., University of Chicago.

D. Trowbridge Elliman III, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, Mr. Elliman was a co-founder, principal and portfolio manager responsible for hedge fund manager research at Guidance Capital LLC and a member of its investment committee. Prior to the formation of Guidance Capital in July 2001, he was a Senior Vice President and Financial Advisor with Morgan Stanley. At Morgan Stanley he worked with several major financial institutions developing and marketing alternative investment products. He also worked closely with Oxford Advisors Ltd. in developing and marketing a family of offshore hedge fund products, including the Oxford Strategic Income Fund and the Oxford Strategic Market Neutral Fund. Mr. Elliman has been in the investment management industry since 1980. Education: B.A., Hampshire College.

Jason Moede, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since 2013. He joined the firm in 2011. Prior to joining the firm, Mr. Moede was a portfolio manager and quantitative strategist with TradeLink, LLC where he managed both proprietary and hedge fund portfolios in the systematic futures space. Prior to joining TradeLink, he co-founded and acted as Managing Director of Constellation Investment Group, LLC (a JV partner of TradeLink). At Constellation, he was responsible for the research, development, and management of the company’s equity market neutral hedge fund. Before launching Constellation in June 2003, Mr. Moede was a Director at BCG ValueScience, a subsidiary of the Boston Consulting Group, which focused on shareholder value creation and management strategies for Fortune 500 companies. Prior to joining BCG ValueScience in May 2000, he served as Business Development Manager at a subsidiary of Bechtel Enterprises from March 1997 to May 2000 and was an economist at Skadden, Arps, Slate, Meagher & Flom from September 1994 to March 1997. Mr. Moede has been in the investment industry since 1994. Education: B.A., Carleton College.

Christopher Walvoord, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, Mr. Walvoord was a principal and portfolio manager responsible for hedge fund manager research at Guidance Capital LLC and a

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member of its investment committee. Prior to joining Guidance Capital in August 2002, he was Director of Hedge Fund Investments at The Northern Trust Company. At Northern Trust, Mr. Walvoord oversaw all aspects of the investment process for the firm’s fund of hedge funds program. Prior to joining Northern Trust in August 1996, Mr. Walvoord was an associate in John Nuveen and Company’s Capital Markets Group, where he modeled municipal derivative transactions for investment banking clients. Education: B.S., University of Illinois; M.S., University of California Berkeley; M.B.A., University of Chicago.

Brian Ziv, an Associate with William Blair & Company, L.L.C., has co-managed the Commodity Fund since its inception in 2012. He joined the firm in 2011. Prior to joining the firm, Mr. Ziv was a co-founder, principal and portfolio manager responsible for hedge fund manager research at Guidance Capital LLC and a member of its investment committee. Prior to the formation of Guidance Capital in July 2001, he was Chief Investment Officer of Graystone Wealth Management Services, a division of Morgan Stanley. He has continuous investment experience dating back to 1980. Mr. Ziv has published articles on a wide range of investment topics, including portfolio strategy, use of hedge funds and investment manager selection. Prior to joining Graystone in 1994, he founded and managed Ziv Asset Management, a value-oriented equity management firm. The firm also provided a range of specialized investment services to several national investment firms. He has the Chartered Financial Analyst designation and is a member of the CFA Society of Chicago and the CFA Institute. Education: B.A., Princeton University.

The Macro Fund is co-managed by Brian D. Singer, Edwin Denson and Thomas Clarke. Messrs. Singer, Denson and Clarke are responsible for investment strategy, asset and currency allocation, and portfolio construction.

Brian D. Singer, a Partner with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, he was a Managing Partner and Head of Investment Strategies at Singer Partners, LLC from 2009 to 2011. Prior to that, he was the head of UBS Global Investment Solutions Group and Americas’ Chief Investment Officer, UBS Global Asset Management (Americas) Inc., from 2003 to 2007. He serves on the Exeter College at Oxford University Endowment Investment Committee and is the chairman of the Milton Friedman inspired organization “Free To Choose Network.” He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Economics, Northwestern University; M.B.A., University of Chicago.

Edwin Denson, an Associate with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, he was a Managing Partner at Singer Partners, LLC from 2009 to 2011. Prior to that, he was with UBS Global Asset Management (Americas) Inc. from 2001 to 2009. During his time at UBS Global Asset Management (Americas) Inc., he served as the head of asset allocation for UBS Global Investment Solutions Group from 2008 to 2009. Education: AB, Economics, Cornell University; PhD, Economics, Northwestern University.

Thomas Clarke, an Associate with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, he was a Managing Partner at Singer Partners, LLC from 2009 to 2011. Prior to that, he was with UBS Global Asset Management (Americas) Inc. from 2000 to 2009. During his time at UBS Global Asset Management (Americas) Inc., he served as the head of currency analysis and strategy for UBS Global Investment Solutions Group from 2000 to 2009. Education: BSc, University of Manchester (UK).

Custodian.    The Custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of each Fund’s net asset value. State Street Bank and Trust Company may serve as the Custodian for Individual Retirement Accounts (“IRAs”).

Transfer Agent and Dividend Paying Agent.    The Transfer Agent and Dividend Paying Agent is Boston Financial Data Services, Inc. (“BFDS”), 2000 Crown Colony Drive, Quincy, MA 02169.

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YOUR ACCOUNT

INSTITUTIONAL CLASS SHARES

Institutional Class shares of the Funds are designed for institutional investors, including, but not limited to, employee benefit plans, endowments, foundations, trusts and corporations, who are able to meet the Funds’ high minimum investment requirement. Generally, each investor is required to open a single account with a Fund for all purposes. In certain cases, a Fund may request that an investor maintain separate omnibus accounts for shares held by the investor for its own account, for the account of other institutions and for account for which the institution acts as a fiduciary. Each account must separately meet the minimum investment requirement. No Fund’s Institutional Class shares are subject to a Rule 12b-1 fee or shareholder administration fee.

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Minimum Investment.    The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application and corporate resolutions, if applicable. The Trust does not impose any sales charges in connection with purchases of Fund shares, although service agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. The Distributor may waive the minimum initial investment of $5 million for investors who enter into a letter of intent with the Funds or the Distributor. The Distributor also reserves the right to offer Fund shares without regard to the minimum initial investment to qualified or non-qualified employee benefit plans. The Funds do not issue share certificates.

Purchase Price.    Institutional Class shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to a Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, a Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchase in Kind.    You may, subject to the approval of a Fund, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Fund’s valuation policies. Call the Funds at 1-800-742-7272 if you would like to purchase shares of a Fund with other securities. Such purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to a Fund.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; refuse an investment in the Funds or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious

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activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers or withdrawals.

Short-Term and Excessive Trading.    The Trust and the Funds are designed for long-term investors. The Funds discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact a Fund’s net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact a Fund’s long-term performance by requiring the Fund to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Macro Fund because of its investment in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures that seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. Each Fund reserves the right to reject or restrict any purchase order from any investor for any reason, including excessive, short-term or other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. Each Fund also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Advisor uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares through omnibus accounts. Although the Funds notify intermediaries of and request that they enforce the Funds’ policies, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds’ policies. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary’s future access to the Funds, up to and including termination of the Selling Agreement held with an intermediary. There is no assurance the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

By Mail

Opening an Account.    Send your check and completed application to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To purchase additional Institutional Class shares, make out a check for the amount of your investment, payable to “William Blair Funds.” Mail the check, together with a letter that specifies the Fund name, the account number and name(s) in which the account is registered to Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

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By Wire

Opening or Adding to an Account.    First, call the Distributor at 1-800-742-7272 for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include the name of the Fund in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by the Distributor and mail it to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

By Telephone

Opening an Account.    See “By Wire.”

Adding to an Account.    Call BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem Institutional Class shares by mail, send a written redemption request signed by all account owners to Boston Financial Data Services, Inc., P. O. Box 8506, Boston, Massachusetts 02266-8506.

Written redemption requests must include:

—	a letter that contains your name, your assigned account number, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by BFDS or the Distributor.

By Wire

To redeem some or all of your shares by wire, you may contact BFDS, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a corporate resolution authorizing those able to act on your behalf.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application.    For Institutional Class shares, contact BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

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Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Redemption Price.    The redemption price is the net asset value next calculated after receipt of your redemption request in proper order by the Distributor, Transfer Agent or a designated agent thereof. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them.

Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by BFDS of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the net asset value for the Funds’ shares. Shareholders receiving securities or other financial assets will realize a gain or loss for federal income tax purposes as a result of the redemption in the same manner as when cash is received, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

Automatic Redemptions.    The Funds reserve the right to close your account if the value of the account is less than $5 million, unless the reduction in value is due solely to market depreciation. Before closing an account, the Funds will notify you and allow you at least 30 days to bring the value of the account up to $5 million.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    The Funds may earn dividends from stocks and interest from bond, money market and other investments, as well as net short-term capital gains from sales of securities, all of which are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    The Funds may realize capital gains whenever it sells securities for a higher price than it paid for them, which then will generally be passed through to shareholders as capital gain distributions to the extent that a Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers available from prior years.

As a shareholder, you are entitled to your portion of a Fund’s net income and gains on its investments. Each Fund passes its earnings along to you as dividends and distributions. Each Fund’s policy is to distribute substantially all net investment income, if any, and all realized net capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent shortly following the reinvestment date.

When Dividends are Paid.    All income dividends, if any, and capital gain distributions, if any, generally will be paid annually in December and/or January. A Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions made by a Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Federal Income Taxes”).

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FEDERAL INCOME TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, the federal income tax implications of your investment in a Fund include the following:

Taxes on Distributions.    Each Fund’s distributions from current and accumulated earnings and profits are subject to federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the type of security and the length of time the Fund holds the security generating the income or gain that is distributed. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for federal income tax purposes. After the close of each calendar year, the Funds will inform you of the amount and nature of distributions paid.

Under the federal income tax laws, net investment income, including interest and dividends (other than “qualified dividend income”), and net short-term capital gains are taxed as ordinary income. Distributions of qualified dividend income will generally be taxed to individuals and other non-corporate shareholders at rates applicable to long-term capital gains, provided the Fund and the shareholder each satisfy certain holding period and other requirements. Net capital gain distributions are taxed at long-term capital gain rates regardless of how long you have held your shares. For the Macro Fund, a portion of the Fund’s dividends may be eligible for treatment as “qualified dividend income.” The Commodity Fund’s dividends are not expected to be eligible for treatment as “qualified dividend income.”

Taxes on Transactions.    Redemptions of Fund shares are generally treated as a sale of such shares subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then you will recognize, subject to the discussion below, a capital gain or loss measured by the difference between your basis in your shares and the price that you receive when you sell such shares. The capital gain or loss upon a sale or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Long-term capital gains are generally taxable to individuals and other non-corporate shareholders at a maximum federal income tax rate of 15%, or for certain high income individuals, 20%. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. If you realize a loss on the redemption of Fund shares and acquire within 30 days before or after such redemption shares of the same Fund (including through reinvestment of dividends) or substantially identical stock or securities, the two transactions may be subject to the “wash sale” rules of the Internal Revenue Code of 1986, as amended (the “Code”), resulting in a postponement of the recognition of such loss for federal income tax purposes. Capital losses may be subject to limitations on their use by a shareholder.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund’s distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, each Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable.

“Buying a Dividend.”    If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which may be subject to federal income tax as described above. In addition, a Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when a Fund has a negative return. See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

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Tax Withholding.    The Funds may be required to withhold U.S. federal income tax at a rate of 28% on all distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications or who have been notified (or when the Fund is notified) by the IRS that they are subject to backup withholding.

Investment in the Subsidiary.    Each Fund intends to qualify and be treated each year as a “regulated investment company” (“RIC”) under the Code, such that the Fund will not be subject to federal income tax on income and capital gains distributed to shareholders. In order to qualify for the special tax treatment accorded RICs and their shareholders under the Code, a fund must, among other things, derive at least 90% of its gross income from certain specified sources (such income, “qualifying income”). Income from direct investments in commodities and certain commodity-linked derivatives is not qualifying income. Thus, a Fund’s ability to pursue its investment strategy and achieve its investment objectives may be limited by its intention to qualify as a RIC. The Commodity Fund’s investments in Underlying Vehicles and any direct investments by the Commodity Fund and the Macro Fund in commodity-linked derivative instruments will be made through the Commodity Fund Subsidiary and the Macro Fund Subsidiary, respectively. The Funds have applied for a private letter ruling from the IRS confirming that income derived from their investment in their respective Subsidiaries will constitute qualifying income to the Fund. However, the IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The Commodity Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary.

Another requirement for qualifying for the special tax treatment accorded RICs and their shareholders under the Code is that a fund must satisfy certain diversification requirements, including the requirement that not more than 25% of the value of the fund’s total assets may be invested in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses. Therefore, so long as the Funds are subject to this limit, each Fund may not invest more than 25% of the value of its total assets in its respective Subsidiary. If a Fund were to fail to meet the income or diversification test described above, a Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, its taxable income and gains would be subject to tax at the fund level, and distributions from its earnings and profits would be taxable to shareholders as dividend income.

The foregoing is only intended as a brief summary of certain federal income tax issues relating to investment in a Fund by shareholders subject to federal income tax. Shareholders should consult their tax advisor about the application of the provisions of the tax laws, including state and local tax laws, in light of their particular situation before investing in the Fund.

For a more detailed discussion of federal income taxes, see the Statement of Additional Information.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Funds provides a variety of services to help you manage your account.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to BFDS. Dividends and distributions are treated the same for federal income tax purposes whether reinvested in additional shares or received in cash.

1. Automatic Dividend Reinvestment Plan.    The Funds automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Written Confirmations.    Each purchase or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution (each, an “intermediary”), that intermediary may impose charges for its services in addition to the fees charged by a Fund. These charges could reduce your yield or return. In addition, when you place orders with an intermediary, you are not placing your orders directly with a Fund, and you must follow the intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the Funds on purchases, redemptions and exchanges of Fund shares. These differences may include different minimum initial (and subsequent) investment amounts, exchange policies, fund choices, cut-off times for investment and other trading restrictions. You should consult your intermediary directly for information regarding its conditions and fees. The Funds are not responsible for the failure of your intermediary to carry out its responsibilities.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to BFDS, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering or Rejection of Purchase Orders.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and/or the Trust or the Distributor may reject purchase orders from an investor or an intermediary. From time to time, the Trust may suspend the offering of shares of a Fund to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Shareholder Rights.    All shares of each Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by a William Blair Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such

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purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

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DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

A Fund’s net asset value is the value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. A Fund does not price its shares on days when the Exchange is closed for trading.

Quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by State Street Bank and Trust Company, the Funds’ custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by a Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Value of Fund Securities is Determined

Domestic Equity Securities.    The market value of domestic equity securities, including exchange-traded funds, is determined by valuing those traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Investments in mutual funds, which are not traded on an exchange, are valued at their respective net asset value per share.

Foreign Equity Securities.    The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when a Fund computes its net asset value could cause the value of foreign equity securities to no longer be representative or accurate, and as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, a Fund may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or the latest bid price).

Domestic and Foreign Fixed-Income Securities.    Fixed-income securities are valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Derivative Instruments.    Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Futures contracts (and options thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

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Subsidiary.    A Fund’s shares of its respective Subsidiary are valued at the net asset value per share of the Subsidiary, which is calculated using the same valuation procedures as the Fund. In addition, for the Commodity Fund, the Commodity Fund Subsidiary’s investment in the Swap is fair valued based on the calculation of the Index by the counterparty. The fair value is based on inputs that are not readily available in the marketplace and which primarily are the underlying baskets of commodity investments on which the Swap is valued. The counterparty calculates the Index on each day the commercial banks and foreign exchange markets settle payments and are open for general business (including dealings in foreign exchange and foreign currency deposits) in London and New York City and on which TARGET (the Trans-European Automated Real-time Gross settlement Express Transfer system) is open.

Other Valuation Factors.    Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Additional Information Regarding Investment Objectives and Strategies, and Principal Investment Risks as well as the Statement of Additional Information.

Asset-Backed Securities.    Asset-backed securities are similar in structure to mortgage-backed securities but represent interests in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Mortgage-Backed Securities.    Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the mortgage-backed security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-backed security, the volatility of such mortgage-backed security can be expected to increase.

Corporate Debt Securities.    Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. Each Fund may also purchase interests in bank loans made to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Derivatives.    Each Fund may engage in derivatives for hedging purposes, to maintain liquidity or to seek total return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Options.    An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the

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premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

Futures.    A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument, index, security or commodity for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, security or commodity or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.

Forward Foreign Currency Contracts.    A forward foreign currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Macro Fund may enter into forward currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Macro Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Advisor. The use of currency transactions can result in the Macro Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

Swaps.    Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Credit Default Swaps.    The Macro Fund may enter into credit default swaps, including as the seller of a credit default swap. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. The terms of the instrument are generally negotiated by the Macro Fund and the swap counterparty. A credit default swap may be embedded within another derivative instrument. Generally, if the Macro Fund buys credit protection using a credit default swap, the Macro Fund will make fixed payments to the counterparty, and if a credit event occurs with respect to the applicable issuer, the Macro Fund will deliver the issuer’s defaulted bonds underlying the swap to the swap counterparty and the counterparty will pay the Macro Fund par for the bonds. If the Macro Fund sells credit protection using a credit default swap, generally the Macro Fund will receive fixed payments from the counterparty, and if a credit event occurs with respect to the applicable issuer, the Macro Fund will pay the swap counterparty par for the issuer’s defaulted bonds and the swap counterparty will deliver the bonds to the Macro Fund.

Exchange-Traded Funds (“ETFs”).    The Macro Fund may invest in ETFs. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a

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securities exchange based on their market value. When the Macro Fund invests in another investment company, shareholders of the Macro Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Macro Fund’s fees and expenses. The Macro Fund may not purchase more than 3% of an ETF’s outstanding shares unless the ETF and/or the Macro Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”) and the ETF and the Macro Fund take appropriate steps to comply with any conditions in such order.

Exchange-Traded Notes (“ETNs”).    The Macro Fund may invest in ETNs. An ETN is a security that combines aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or a specific strategy and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. ETNs are subject to the additional risk that they may trade at a premium or discount to value attributable to their reference index. When the Macro Fund invests in an ETN, shareholders of the Macro Fund bear their proportionate share of the ETN’s fees and expenses, as well as their share of the Macro Fund’s fees and expenses.

Short Sales.    The Macro Fund may sell securities short. Selling securities short involves selling securities the seller (e.g., the Macro Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale may be retained by the broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

Initial Public Offerings (“IPOs”).    The Macro Fund may participate in IPOs. IPOs are subject to high volatility and are of limited availability. The Macro Fund’s ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Advisor among its clients. When the Macro Fund is small in size, the Macro Fund’s participation in IPOs may have a magnified impact on the Macro Fund’s performance.

Preferred Stock.    The Macro Fund may invest in preferred stock. Preferred stock has a preference over common stock in liquidation, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may offer the opportunity for capital appreciation as well as periodic income.

Private Placements.    Each Fund may purchase securities in private placement transactions. Investments in private placements may be difficult to sell at the time and at the price desired by a Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of a Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Publicly Traded Partnerships (“PTPs”).    The Macro Fund may invest in PTPs. PTPs include master limited partnerships and certain other partnerships that meet conditions contained in the Code. A PTP is generally taxed as a corporation for federal income tax purposes. However, if a PTP derives a substantial amount of its income and gains from certain sources, including from the exploration, development, mining or production, processing, refining, transportation or marketing of minerals or natural resources, it may be treated as a partnership for federal income tax purposes. Other PTPs may be treated as partnerships for federal income tax purposes if certain other limited exceptions under the Code apply. PTPs are typically organized as either limited partnerships or limited liability companies and are listed and traded on a U.S. securities exchange.

Real Estate Investment Trusts (“REITs”).    The Macro Fund may invest in REITs. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from

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rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter. Exposure to real estate markets, through securities of REITs or other instruments, will be subject to risks of the specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income tax purposes.

Repurchase Agreements.    Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during a Fund’s holding period. Each Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, a Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income.

Royalty Income Trusts.    Royalty income trusts can be organized in a variety of ways in the United States, Canada and other countries. Beneficial units in royalty income trusts generally represent a profits interest in the production of oil or other minerals.

Rule 144A Securities.    Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933, as amended. Investing in Rule 144A securities may increase the illiquidity of a Fund’s investments in the event that an adequate trading market does not exist for these securities.

U.S. Government Securities.    These are fixed income obligations of the U.S. Government and its various agencies. U.S. Government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the U.S. Government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury, and some are backed only by the credit of the issuing organization. All U.S. Government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

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FINANCIAL HIGHLIGHTS

The Financial Highlights for the Institutional Class shares of the William Blair Commodity Strategy Long/Short Fund and the William Blair Macro Allocation Fund are not set forth because no Institutional Class shares of either Fund have been issued.

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FOR MORE INFORMATION

More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected each Fund’s performance in its last fiscal year. Financial Statements and the report of independent registered public accounting firm, included in the Annual Report, are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-635-2886

(In Massachusetts 1-800-635-2840)

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

Boston Financial Data Services, Inc.

(the Funds’ Transfer Agent)

P.O. Box 8506

Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-551-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-1520.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. The Prospectus does not constitute an offering by the Trust or the Distributor in any jurisdiction in which such offering may not lawfully be made.

The Trust’s information, including but not limited to the Prospectus, SAI, Semi-Annual and Annual Reports and Application, can be viewed online at www.williamblairfunds.com.

William Blair Funds	March 1, 2013

Investment Company Act File No.: 811-5344

48

WILLIAM BLAIR FUNDS

222 WEST ADAMS STREET

CHICAGO, ILLINOIS 60606

(312) 364-8000

1-800-635-2886

(In Massachusetts 1-800-635-2840)

STATEMENT OF ADDITIONAL INFORMATION

Commodity Strategy Long/Short Fund

Class (Ticker): N (WCSNX) I (WCSIX) INST (WCSJX)

Macro Allocation Fund

Class (Ticker): N (WMCNX) I (WMCIX) INST (WMCJX)

March 1, 2013

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses of William Blair Funds (the “Trust”) dated March 1, 2013. The financial statements for the Commodity Strategy Long/Short Fund and the Macro Allocation Fund for the year ended October 31, 2012 and the Report of Independent Registered Public Accounting Firm thereon are incorporated by reference from the Annual Report to Shareholders for the year ended October 31, 2012. The Prospectuses and Annual Report to Shareholders may be obtained without charge by writing or calling the Trust.

i

(continued)

-ii-

(continued)

-iii-

MANAGEMENT OF THE TRUST

Investment Advisor.  As stated in the Prospectuses, William Blair & Company, L.L.C. (“Advisor”) is the investment advisor and manager for the Commodity Strategy Long/Short Fund (the “Fund” or the “Commodity Fund”) and the Macro Allocation Fund (the “Fund” or the “Macro Fund”). Pursuant to a management agreement, the Advisor acts as each Fund’s advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Funds if elected to such positions. In addition to the advisory fee, each Fund pays the expenses of its operations, including a portion of the Trust’s general administrative expenses, allocated on the basis of the Fund’s net assets. Expenses that will be borne directly by each Fund include, but are not limited to, the following: the fees and expenses of independent auditors, counsel, custodian and transfer agent, costs of reports and notices to shareholders, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying each Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

In rendering investment advisory services, the Advisor may use the portfolio management, research and other resources of William Blair International, Ltd. (U.K.) (“William Blair U.K.”), an affiliate of the Advisor. William Blair U.K. is not registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. William Blair U.K. has entered into a Memorandum of Understanding (“MOU”) with the Advisor pursuant to which William Blair U.K. is considered a “participating affiliate” of the Advisor as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered adviser. Investment professionals from William Blair U.K. may render portfolio management, research and other services to the Funds under the MOU and are subject to supervision by the Advisor.

The management agreement continues in effect from year to year for each Fund for so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such management agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of the Fund or the Board of Trustees. The management agreement may be terminated at any time upon 60 days’ notice by either party; a Fund may terminate the management agreement either by vote of the Board of Trustees or by majority vote of the outstanding shares of the Fund. The management agreement may also be terminated at any time either by vote of the Board of Trustees or by majority vote of the outstanding voting shares of a Fund if the Advisor were determined to have breached the management agreement. The management agreement will terminate automatically upon assignment. The management agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the management agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the management agreement.

Upon termination of the management agreement and when so requested by the Advisor, a Fund will refrain from using the name “William Blair” in its name or in its business in any form or combination.

Advisory Fees. For the services and facilities furnished by the Advisor under the management agreement, each Fund pays the Advisor an advisory fee, which is accrued daily and paid monthly on the first business day of the following month. The annual rate expressed as a percentage of average daily net assets is as follows:

% of Average Daily Net Assets

Commodity Fund	1.40%
Macro Fund	0.80%

Expense Waivers.  The Advisor has entered into a contractual agreement with the Funds to waive fees and/or reimburse expenses, if necessary, in order to limit each Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to the levels reflected in the table below until April 30, 2014. The agreement terminates upon the earlier of April 30, 2014 or the termination of the management agreement.

	Class N	Class I	Institutional Class

Commodity Fund	1.95%	1.70%	1.55%
Macro Fund	1.35%	1.10%	0.95%

For a period of three years subsequent to the Commencement of Operations of the Macro Fund on November 29, 2011 and the Commodity Fund on April 25, 2012, the Advisor is entitled to reimbursement for previously waived fees and/or reimbursed expenses to the extent the overall expense ratio for a class of shares of a Fund remains below the percentage indicated above. The total amount available for recapture at October 31, 2012 was $210,454 for the Commodity Fund and $198,161 for the Macro Fund.

For the fiscal year ended October 31, 2012, the investment advisory fees incurred by each Fund and related fee waivers were as follows:

	Gross Advisory Fee	Fee Waiver (Recovery)	Net Advisory Fee

Commodity Fund[1]	$76,049	$76,049	$0
Macro Fund[2]	93,532	93,532	0

[1]	Since April 25, 2012 (Commencement of Operations)
[2]	Since November 29, 2011 (Commencement of Operations)

Portfolio Managers

John Abunassar is responsible for the management of the Commodity Fund and other accounts. As of October 31, 2012, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fee	Total Assets Charged Performance Fees

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	6	324,379,439	6	324,379,439
Other advisory accounts	0	0	0	0

Peter Carl is responsible for the management of the Commodity Fund and other accounts. As of October 31, 2012, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fee	Total Assets Charged Performance Fees

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	6	324,379,439	6	324,379,439
Other advisory accounts	0	0	0	0

D. Trowbridge Elliman III is responsible for the management of the Commodity Fund and other accounts. As of October 31, 2012, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fee	Total Assets Charged Performance Fees

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	6	324,379,439	6	324,379,439
Other advisory accounts	0	0	0	0

Jason Moede is responsible for the management of the Commodity Fund and other accounts. As of October 31, 2012, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fee	Total Assets Charged Performance Fees

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	6	324,379,439	6	324,379,439
Other advisory accounts	0	0	0	0

Christopher Walvoord is responsible for the management of the Commodity Fund and other accounts. As of October 31, 2012, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fee	Total Assets Charged Performance Fees

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	6	324,379,439	6	324,379,439
Other advisory accounts	0	0	0	0

Brian Ziv is responsible for the management of the Commodity Fund and other accounts. As of October 31, 2012, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fee	Total Assets Charged Performance Fees

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	6	324,379,439	6	324,379,439
Other advisory accounts	0	0	0	0

Brian D. Singer is responsible for the management of the Macro Fund and other accounts. As of October 31, 2012, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fee	Total Assets Charged Performance Fees

Registered investment companies	2	$45,582,463	0	$0
Other pooled investment vehicles	1	9,595,206	0	0
Other advisory accounts	0	0	0	0

Thomas Clarke is responsible for the management of the Macro Fund and other accounts. As of October 31, 2012, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fee	Total Assets Charged Performance Fees

Registered investment companies	2	$45,582,463	0	$0
Other pooled investment vehicles	1	9,595,206	0	0
Other advisory accounts	0	0	0	0

Edwin Denson is responsible for the management of the Macro Fund and other accounts. As of October 31, 2012, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fee	Total Assets Charged Performance Fees

Registered investment companies	2	$45,582,463	0	$0
Other pooled investment vehicles	1	9,595,206	0	0
Other advisory accounts	0	0	0	0

Since the portfolio managers manage other accounts in addition to the Funds, conflicts of interest may arise in connection with the portfolio managers’ management of the Funds’ investments on the one hand and the investments of such other accounts on the other hand. However, the Advisor has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades. For more information on the policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades, see the section entitled “Brokerage and Fund Transactions” in this Statement of Additional Information.

The compensation of the Advisor’s portfolio managers is based on the firm’s mission: “to achieve success for its clients.” Mr. Singer is a partner of the Advisor, and as of December 31, 2012, his compensation consists of a fixed base salary, a share of the firm’s profits and, in some instances, a discretionary bonus. Messrs. Abunassar, Carl, Clarke, Denson, Elliman, Moede, Walvoord and Ziv, associates of the Advisor, each receive a fixed base salary and a discretionary bonus. The discretionary bonus as well as any potential changes to the partners’ ownership stakes are determined by the head of the Advisor’s Investment Management Department, subject to the approval of the Advisor’s Executive Committee and are based entirely on a qualitative assessment rather than a formula. The discretionary bonus rewards the specific accomplishments in the prior year, including short-term and long-term investment performance, quality of research ideas, and other contributions to the Advisor and its clients. Changes in ownership stake are based on an individual’s sustained, multi-year contribution to long-term investment performance, and to the Advisor’s revenue, profitability, intellectual capital and brand reputation. The compensation process is a subjective one that takes into account the factors described above. Portfolio managers do not receive any direct compensation based upon the performance of any individual client account and no indices are used to measure performance. In addition, there is no particular weighting or formula for evaluating the factors.

The following table sets forth, for each portfolio manager, the dollar range of shares owned in the Fund that the portfolio manager manages as of October 31, 2012.

Portfolio Manager	Name of Fund	Dollar Range of Shares Owned

John Abunassar	Commodity Fund	$10,001-$50,000
Peter Carl	Commodity Fund	None
D. Trowbridge Elliman III	Commodity Fund	None
Jason Moede	Commodity Fund	None
Christopher Walvoord	Commodity Fund	$10,001-$50,000
Brian Ziv	Commodity Fund	$10,001-$50,000
Brian D. Singer	Macro Fund	$100,001-$500,000
Thomas Clarke	Macro Fund	None
Edwin Denson	Macro Fund	$10,001-$50,000

Distributor.  Pursuant to separate Underwriting and Distribution Agreements, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, also is the principal underwriter and distributor (“Distributor”) for the continuous offering of shares of the Trust and acts as agent of the Trust in the sale of its shares. The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Trust’s shares. The Distributor is not compensated under the Underwriting Agreement.

The Distribution Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement. The Distribution Agreement may be terminated for a Fund at any time without penalty by the Fund or the Distributor. The Distribution Agreement may be terminated for a Fund by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement, or a “majority of the outstanding voting securities” of the Fund, as defined under the Investment Company Act of 1940 (“1940 Act”). The Distribution Agreement may not be amended to increase the fee to be paid by a Fund without approval by a majority of the outstanding voting securities of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Agreement.

Each Fund has also adopted a plan under Rule 12b-1 (“Distribution Plan”) that provides for fees to compensate the Distributor for shareholder/distribution services for Class N shares. Because Rule 12b-1 fees are paid out of the assets of each Fund’s Class N shares on an ongoing basis, they will increase the cost of an investment in Class N shares and can cost more than other types of sales charges. For its services under the Distribution Plan, the Distributor receives a shareholder/distribution services fee from each Fund, payable monthly, at the annual rate of 0.25% of average daily net assets attributable to Class N shares of the Fund. As part of the Advisor’s agreement to waive fees and/or reimburse expenses for each Fund over certain amounts, the Distributor may waive a portion of the shareholder/distribution services fee of the Fund. For the fiscal year ended October 31, 2012, the Distributor received the following in shareholder/distribution services fees from the Funds:

	12b-1 Distribution Fee	Fee Waiver	Net 12b-1 Distribution Fee

Commodity Fund[1]	$1,390	$0	$1,390
Macro Fund[2]	8,209	0	8,209

[1]	Since April 25, 2012 (Commencement of Operations)
[2]	Since November 29, 2011 (Commencement of Operations)

The Distribution Plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to a reimbursement plan that reimburses only for expenses incurred. For the fiscal year ended October 31, 2012, the Distributor paid from its fee $61 for the Commodity Fund and $5,268 for the Macro Fund, respectively, to financial services firms who assist in distributing or promoting the sale of Fund shares and also paid other Fund distribution-related expenses, including advertising, printing and mailing prospectuses and overhead.

From time to time, the Distributor and financial services firms it appoints may engage in activities that jointly promote the sales of shares of multiple William Blair Funds, the cost of which may not be readily identifiable or related to any one William Blair Fund. Generally, the distribution expenses attributed to such joint distribution activities will be allocated among the William Blair Funds on the basis of their respective net assets.

The Distribution Plan continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Plan. The Distribution Plan may be terminated for a Fund at any time without penalty by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Plan or by vote of a majority of the outstanding securities of Class N shares of the Fund. If the Distribution Plan is terminated in accordance with its terms for a Fund, the obligation of the Fund to make payments to the Distributor pursuant to the Distribution Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for a Fund to pay any expenses incurred by the Distributor in excess of its fees under the Distribution Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Distribution Plan may or may not be sufficient to compensate the Distributor for its expenses incurred. The Distribution Plan may not be amended to increase the fee to be paid by a Fund with respect to its Class N shares without approval by a majority of the outstanding voting securities of Class N shares of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Plan.

The Board of Trustees considered various factors in making the determination that the Distribution Plan is reasonably likely to benefit the Funds and their respective shareholders, including: (1) the likelihood that the Distribution Plan would stimulate sales of shares of the Funds and assist in increasing the asset base of the Funds in the face of competition from a variety of financial products; (2) the potential advantages to shareholders of the Funds of growth of the asset base of the Funds, including greater liquidity, more investment flexibility and achievement of greater economies of scale; (3) the reasonableness of the fees to be paid under the Distribution Plan in view of the levels and types of services that the Distributor will provide; (4) the lack of reasonable alternative methods of distribution and payments thereof that would be equally effective; and (5) the fact that any significant increase in the asset value of the Funds would benefit the investment advisor of the Funds by increasing the fees payable to it.

The Trustees and officers of the Trust who are also partners or employees of the Advisor/Distributor as indicated under “Trustees and Officers,” as well as the Advisor/Distributor, have a direct or indirect financial interest in the Distribution Plan and related Distribution Agreement. None of the Trustees who are not interested persons of the Trust have any direct or indirect financial interest in the Distribution Plan and related Distribution Agreement.

The Advisor/Distributor is a limited liability company that is 100% owned by WBC Holdings, L.P., a limited partnership. The affairs of the Advisor/Distributor are controlled by the general partner of WBC Holdings, L.P., WBC GP, L.L.C., which in turn, is controlled by the Executive Committee. The Executive Committee is comprised of John R. Ettelson, Brent W. Gledhill, W. George Greig, Richard P. Kiphart, John C. Moore, Michelle R. Seitz and Arthur J. Simon.

Other Payments to Third Parties and Affiliates.  In addition to 12b-1 fees, the Funds may reimburse the Advisor/Distributor for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, subtransfer agency and other services provided to investors whose shares are held of record in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. Such payments and reimbursements are made only on behalf of Class N and Class I shares of the Funds. The fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or $15 per sub-account maintained by the intermediary.

As described in the Prospectuses, the Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments for the provision of the above noted services to intermediaries who otherwise sell shares of the Funds. Such payments are in addition to 12b-1 fees and/or record keeping/sub-transfer agency fees paid by the Funds. Such payments are made only on behalf of Class N or Class I shares of the Funds.

The Distributor currently makes payments from its own assets in connection with the servicing, distribution and/or retention of shares of the funds of the Trust that generally range from 0.10% to 0.35% of the assets of the class serviced. These amounts are subject to change at the discretion of the Distributor.

As of December 31, 2012, the Distributor anticipates that the following firms will receive additional payments as described above:

ADP	National Financial Services, Inc. (Fidelity)
Ascensus	Nationwide Investment Services, Corp.
Bank of America Merrill Lynch	New York Life
Bank of New York Mellon (Pershing)	Newport Group
Charles Schwab & Co.	Principal Financial Group
Great West Financial Services, Inc.	Prudential Retirement Services
ING (Citi Street)	Raymond James
J.P. Morgan Retirement Plan Services	Reliance
Key Bank National Association	T. Rowe Price Retirement Plan Services, Inc.
Lincoln Financial Services, Inc.	TD Ameritrade
LPL Pension Advisors	Vanguard Retirement Services
Mass Mutual	Vanguard Group
Mercer Consulting	Wells Fargo Bank
Morgan Stanley Smith Barney

The Distributor may enter into additional arrangements or change or discontinue existing arrangements with intermediaries at any time without notice.

In addition to the payments described above, the Distributor may make payments to be a named sponsor of investment conferences at which the Funds are marketed. Such payments will be from the Distributor’s own resources and will not result in any additional costs to the Funds or their shareholders.

Brokers at the Distributor, whose clients purchase shares of the Funds and hold those shares for a specified period of time, receive from the Distributor (not the Funds) a one-time payment equal to 1% of the net asset value of the shares purchased.

The prospect of receiving, or the receipt of, additional compensation or promotional incentives described above by intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds over sales of shares of other mutual funds (or non-mutual fund investments) with respect to which the intermediary does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Funds receive to invest on behalf of an investor. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and discuss this matter with your investment dealer/intermediary.

Although the Funds may use an intermediary that sells shares of the Funds to its customers to effect portfolio transactions for the Funds, the Distributor does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute those transactions.

Shareholder Administration Agreements.  Shareholder administration is provided to Class N and Class I shares of the Funds under separate Shareholder Administration Agreements with William Blair. The Funds pay William Blair a shareholder administration fee, payable monthly, at an annual rate of 0.15% of average daily net assets attributable to Class N or Class I shares, as applicable, of the Fund.

William Blair may enter into related arrangements with various broker-dealer firms and other service firms (“firms”) that provide shareholder administration services and facilities for their customers or clients who are shareholders of the Funds. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing the administration services to their clients. Such administration services consist of the following: (a) aggregating and processing, or assisting in the aggregation and processing, of purchase and redemption orders, (b) processing, or assisting in processing, confirmations concerning investor orders to purchase, redeem and exchange Fund shares, (c) receiving and transmitting, or assisting in the receipt and transmission of, funds representing the purchase price or redemption proceeds of Fund shares, (d) processing dividend payments on behalf of investors, (e) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses for beneficial owners, (f) receiving, tabulating and transmitting proxies executed by investors and (g) performing other related services that do not constitute “any activity which is primarily intended to result in the sale of shares” within the meaning of Rule 12b-1 under the 1940 Act or “personal and account maintenance services” within the meaning of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules. William Blair also may provide some of the above shareholder administration services and retain any portion of the fee under the Shareholder Administration Agreements not paid to firms.

Code of Ethics.  The Trust and the Advisor/Distributor have adopted a joint Code of Ethics (the “Code of Ethics”) in accordance with Rule 17j-1 under the 1940 Act. The Code of Ethics allows access persons to purchase and sell securities for their own accounts, subject to industry standard reporting requirements and trading restrictions. The Code of Ethics requires that such persons, among other things, pre-clear their securities transactions, with certain limited exceptions. The Code of Ethics also bans investment personnel from acquiring any securities in an initial public offering. The Code of Ethics prohibits all persons subject to the Code of Ethics from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by a Fund. Finally, the Code of Ethics prohibits members of a portfolio management team from trading a security within seven calendar days prior to a Fund or an account managed by that portfolio management team trading in that same security. The foregoing description is qualified in its entirety by the Code of Ethics, a copy of which has been filed with the Securities and Exchange Commission (“SEC”).

Proxy Voting Policy.  The Board of Trustees of the Trust has delegated proxy voting authority to the Advisor, who has agreed to vote the Funds’ proxies according to the Advisor’s proxy voting policies and procedures. The Advisor’s Proxy Voting Policy Statement and Procedures (the “Proxy Voting Policy”) provide that the Advisor will vote proxies solely in the best interest of its clients, including the Trust, in their capacity as shareholders of a company. The Proxy Voting Policy addresses, among other things, conflicts of interest that may arise between the interests of the Advisor and its affiliates and the interests of the Trust and sets forth the Advisor’s procedures for voting proxies.

The Advisor’s Domestic Proxy Voting Guidelines and International Proxy Voting Guidelines (the “Guidelines”) set forth the Advisor’s general position on frequent proxy proposals, such as routine matters, shareholder rights, anti-takeover matters, proxy contests, capital structure, executive and director compensation and social and environmental issues. To the extent a particular proposal is not covered by the Guidelines or the Guidelines provide for voting on a “case-by-case” basis, the Advisor’s proxy administrator will consult the Advisor’s Proxy Policy Committee, which will review the issues and vote proxies based on information from the company, the Advisor’s internal analysis and third party research services. Although the Guidelines set forth the Advisor’s general position on various proposals, the Advisor may determine under some circumstances to vote contrary to those positions. The Advisor will report any such contrary votes to the Trust’s Board of Trustees.

As indicated above, the Proxy Voting Policy describes the way in which the Advisor will address potential conflicts of interest. If any of the potential conflicts that the Advisor has identified in the Proxy Voting Policy arise with respect to a matter, the Proxy Policy Committee will vote all such proxies in accordance with the Guidelines, unless the Guidelines have no recommendation or provide for a vote on a “case-by-case” basis. In such case, the Proxy Policy Committee will vote consistent with the voting recommendation provided by Institutional Shareholder Services, an independent third party research provider.

In international markets where share blocking applies, the Advisor typically will not vote proxies due to liquidity constraints. Share blocking is the “freezing” of shares for trading purposes in order to vote proxies. Share blocking typically takes place between one and twenty days before a shareholder meeting, depending on the market. While shares are frozen, they may not be traded. Therefore, there is the potential for a pending trade to fail if trade settlement falls on a date during the blocking period or the Funds would not be able to sell a security if the portfolio manager believed it advisable if share blocking were in effect.

Information about how the Funds voted proxies during the most recent 12-month period ended June 30 can be obtained by visiting the Trust’s website at www.williamblairfunds.com or by visiting the SEC’s website at www.sec.gov.

Trustees and Officers.  The trustees and officers of the William Blair Funds, their year of birth, their principal occupations during the last five years, their affiliations, if any, with William Blair & Company, L.L.C., and other significant affiliations are set forth below. The address of each officer and trustee is 222 West Adams Street, Chicago, Illinois 60606.

Interested Trustees

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

Michelle R. Seitz, 1965*	Chairman of the Board of Trustees and President	Trustee since 2002; Chairman since 2010 and President since 2007	Partner, William Blair & Company, L.L.C.; Limited Partner, WBC Holdings, L.P. (since 2008); Member, WBC GP L.L.P. (since November 2008); Director, William Blair International, Ltd. (U.K.) (since 2012)	25	Chairman, William Blair SICAV; Director, William Blair CLS Ltd.; Director, William Blair MAS Ltd.; Financial Accounting Foundation (FAF)

Richard W. Smirl, 1967*	Trustee and Senior Vice President	Trustee since 2010 and Senior Vice President since 2008	Partner, William Blair & Company, L.L.C.; Limited Partner, WBC Holdings, L.P. (since 2008); Director, William Blair International, Ltd. (U.K.) (since 2012)	25	Director, William Blair SICAV; Director, William Blair CLS Ltd.; Director, William Blair MAS Ltd.

*	Ms. Seitz and Mr. Smirl are interested persons of the Trust because they are partners of William Blair & Company, L.L.C., the Trust’s investment advisor and principal underwriter.

Non-Interested Trustees

Name and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

Vann A. Avedisian, 1964	Trustee	Since 2012	Principal, Highgate Holdings since 2009; formerly co-founder and Managing Director, Oxford Capital Partners Inc., 1994 to 2006	25	Potbelly Sandwich Works, LLC

Name and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

Phillip O. Peterson, 1944	Trustee	Since 2007	Retired; formerly, President; Strong Mutual Funds, 2004 to 2005; formerly, Partner, KPMG LLP	25	The Hartford Group of Mutual Funds (87 portfolios); Symetra Mutual Funds Trust (variable annuity funds) (14 portfolios)

Donald J. Reaves, 1946[2]	Trustee	Since 2004	Chancellor of Winston-Salem State University since 2007; formerly, Vice President for Administration and Chief Financial Officer, University of Chicago, 2002 to 2007	25	American Student Assistance Corp., guarantor of student loans; Amica Mutual Insurance Company

Donald L. Seeley, 1944	Trustee	Since 2003	Retired; formerly Director, Applied Investment Management Program, University of Arizona Department of Finance; prior thereto, Vice Chairman and Chief Financial Officer, True North Communications, Inc., marketing communications and advertising firm	25	Warnaco Group, Inc., intimate apparel, sportswear, and swimwear manufacturer; Center for Furniture Craftsmanship (not-for-profit); Beverly Enterprises, Inc., provider of elder care and rehabilitative services (2002 to 2006)

Thomas J. Skelly, 1951	Trustee	Since 2007	Advisory Board Member for various U.S. companies; Director and Investment	25	Mutual Trust Financial Group, provider of insurance and investment products; Board

Name and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

			Committee Chairman of the US Accenture Foundation, Inc.; prior to 2005, Managing Partner of various divisions at Accenture		Member, First MetLife Insurance Company, NY chartered company for Metropolitan Life Insurance; Clayton Holdings, Inc., provider of information-based analytics, consulting and outsourced services to various financial institutions and investors (2007 to 2008)

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust. Retirement for Non-Interested Trustees occurs no later than at the conclusion of the first regularly scheduled Board meeting of the Trust’s fiscal year that occurs after the earlier of (a) the Non-Interested Trustee’s 72nd birthday or (b) the 15th anniversary of the date that the Non-Interested Trustee was first elected or appointed as a member of the Board of Trustees.
(2)	In his former role as chief financial officer at the University of Chicago, Mr. Reaves had a working relationship with E. David Coolidge III, Vice Chairman of the Advisor who is also a trustee of the University of Chicago.

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years[2]

Michael P. Balkin, 1959	Senior Vice President	Since 2008	Partner, William Blair & Company, L.L.C. (since 2009); prior thereto, Associate, William Blair & Company, L.L.C. (2008-2009); formerly Partner, Magnetar Capital (2005-2009)

Karl W. Brewer, 1966	Senior Vice President	Since 2000	Partner, William Blair & Company, L.L.C.

David C. Fording, 1967	Senior Vice President	Since 2006	Partner, William Blair & Company, L.L.C. (since 2009); prior thereto, Associate, William Blair & Company, L.L.C. (2006-2009)

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years[2]

Andrew G. Flynn, 1961	Senior Vice President	Since 2013	Partner, William Blair & Company, L.L.C. (since 2009); prior thereto, Associate, William Blair & Company, L.L.C. (2005-2009)

James S. Golan, 1961	Senior Vice President	Since 2005	Partner, William Blair & Company, L.L.C.

W. George Greig, 1952	Senior Vice President	Since 1996	Partner, William Blair & Company, L.L.C.

Michael A. Jancosek, 1959	Senior Vice President	Since 2000	Partner, William Blair & Company, L.L.C.

John F. Jostrand, 1954	Senior Vice President	Since 1999	Partner, William Blair & Company, L.L.C.

Chad M. Kilmer, 1975	Senior Vice President	Since 2006	Partner, William Blair & Company, L.L.C. (since 2011); prior thereto, Associate, William Blair & Company, L.L.C. (2006-2011)

Robert C. Lanphier IV, 1956	Senior Vice President	Since 2003	Partner, William Blair & Company, L.L.C.

Mark T. Leslie, 1967	Senior Vice President	Since 2005	Partner, William Blair & Company, L.L.C. (since 2008); prior thereto, Associate, William Blair & Company, L.L.C. (2005-2008)

Matthew A. Litfin, 1972	Senior Vice President	Since 2008	Partner, William Blair & Company, L.L.C.

Kenneth J. McAtamney, 1966	Senior Vice President	Since 2008	Partner, William Blair & Company, L.L.C. (since 2008); prior thereto, Associate, William Blair & Company, L.L.C. (2005-2008)

Todd M. McClone, 1968	Senior Vice President	Since 2005	Partner, William Blair & Company, L.L.C.

David Merjan, 1960	Senior Vice President	Since 2008	Partner, William Blair & Company, L.L.C.

David S. Mitchell, 1960	Senior Vice President	Since 2003	Partner, William Blair & Company, L.L.C.

David P. Ricci, 1958	Senior Vice President	Since 2006	Partner, William Blair & Company, L.L.C.

Brian D. Singer, 1960	Senior Vice President	Since 2011	Partner, William Blair & Company, L.L.C. (since 2012); prior thereto, Associate, William Blair & Company, L.L.C. (2011-

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years[2]

2012), Managing Partner, Singer Partners, LLC (2009- 2011); prior thereto, UBS Global Asset Management (Americas) Inc. (2003-2007)

Paul J. Sularz, 1967	Senior Vice President	Since 2009	Partner, William Blair & Company, L.L.C. (since 2012); prior thereto, Associate, William Blair & Company, L.L.C (2006-2012)

Jeffrey A. Urbina, 1955	Senior Vice President	Since 1998	Partner, William Blair & Company, L.L.C.

Christopher T. Vincent, 1956	Senior Vice President	Since 2002	Partner, William Blair & Company, L.L.C.

Kathleen M. Lynch, 1971	Vice President	Since 2010	Associate, William Blair & Company, L.L.C.

David F. Hone, 1967	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Portfolio Manager—Large Cap Value, Deutsche Asset Management (2002-2010)

John Abunassar, 1967	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Principal, Guidance Capital LLC (2009- 2011); prior thereto, President and CEO of Allegiant Asset Management (2004-2009)

Peter Carl, 1967	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Portfolio Manager, Guidance Capital LLC (2006-2011)

D. Trowbridge Elliman III, 1957	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Principal, Guidance Capital LLC (2001- 2011)

Jason Moede, 1971	Vice President	Since 2013	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, TradeLink, LLC (2008-2011)

Christopher Walvoord, 1966	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Principal, Guidance Capital LLC (2002- 2011)

Brian Ziv, 1957	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Principal, Guidance Capital LLC (2001- 2011)

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years[2]

Edwin Denson, 1967	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Managing Partner, Singer Partners, LLC (2009-2011); prior thereto, UBS Global Asset Management (Americas) Inc. (2001-2009)

Thomas Clarke, 1968	Vice President	Since 2011	Associate, William Blair & Company, L.L.C. (since 2011); prior thereto, Managing Partner, Singer Partners, LLC (2009-2011); prior thereto, UBS Global Asset Management (Americas) Inc. (2000-2009)

Colette M. Garavalia, 1961	Treasurer	Since 2000	Associate, William Blair & Company, L.L.C.

Andrew T. Pfau, 1970	Secretary	Since 2009	Associate, William Blair & Company, L.L.C. (since 2008); prior thereto, Associate, Bell, Boyd & Lloyd, LLP (2006-2008)

John Raczek, 1970	Assistant Treasurer	Since 2010	Associate, William Blair & Company, L.L.C. (since 2009); prior thereto, Manager, Calamos Investments (2003-2009)

Walter R. Randall, Jr., 1960	Chief Compliance Officer and Assistant Secretary	Since 2009	Associate, William Blair & Company, L.L.C. (since 2008); prior thereto, Associate Counsel and Chief Compliance Officer, Calamos Investments (2006-2008)

(1)	The Trust’s officers, except the Chief Compliance Officer, are elected annually by the Board of Trustees. The Trust’s Chief Compliance Officer is designated by the Board of Trustees and may only be removed by action of the Board of Trustees, including a majority of independent trustees. Length of Time Served for all officers indicates the year the individual became an officer of the Trust.
(2)	In November 2008, all current partners of William Blair & Company, L.L.C. became limited partners of WBC Holdings, L.P.

Board of Trustees.  The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. The Trust’s day to day operations are managed by the Advisor and other service providers who have been approved by the Board. The Board is currently comprised of seven trustees, five of whom are classified under the 1940 Act as “non-interested” persons of the Trust (“Independent Trustees”) and two of whom are classified as interested persons of the Trust (“Interested Trustees”). In light of the general characteristics of the Trust, including the number of funds, the nature of the funds’ investments and the historical relationship between the Trust and the Advisor, the Board has developed a governance structure that encourages all Trustees to participate equally in Trust governance. The Board believes that the governance structure fosters the type of meaningful dialogue between the Advisor and the Independent Trustees that results in an appropriate balance of cooperation with and oversight of the Advisor. The Board has elected Michelle Seitz, an Interested Trustee, to serve as Chairman of the Board and because of the Board’s governance structure, no Independent Trustee has been designated as a lead independent trustee.

Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board has established two standing committees, the Audit Committee and the Nominating and Governance Committee, each comprised entirely of the Independent Trustees, to which it has delegated certain responsibilities as described below. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, including reviewing at one or more meetings, the Trust’s arrangements with the Advisor and other service providers, the operation of the Trust’s investment policies, compliance and regulatory matters and the funds’ investment performance. The Independent Trustees are represented by independent legal counsel at Board and committee meetings. As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust directly and through its committees. The Board reviews the investment performance of the funds with the Advisor, including meeting regularly with the portfolio managers, at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a fund’s investment policies or restrictions. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act, a quarterly report to the Board regarding the operation of the Trust’s compliance policies and procedures, including any material compliance issues that arose during the quarter, and meets in executive session with the Audit Committee at its quarterly meeting. With respect to valuation, the Board and its Valuation Committee oversee a pricing committee comprised of Trust officers and Advisor personnel and the Board has approved Valuation Procedures, including fair valuation procedures, applicable to valuing the funds’ securities, which the Board reviews at least annually. The Audit Committee is responsible for monitoring the Trust’s accounting policies, financial reporting and internal control systems, as well as the work of the independent auditors and the Audit Committee reports its activities to the Board on a regular basis. The Nominating and Governance Committee is primarily responsible for the identification and recommendation of individuals for Board membership and for overseeing the administration of the Trust’s Governance Guidelines and Procedures and the Nominating and Governance Committee reports its activities to the Board on a regular basis.

The members of the Audit Committee, all of whom are independent trustees, include Messrs. Peterson (Chairman), Avedisian, Reaves, Seeley and Skelly. The Audit Committee held four meetings during the Funds’ fiscal year ended October 31, 2012.

The members of the Nominating and Governance Committee, all of whom are independent trustees, include Messrs. Reaves (Chairman), Avedisian, Peterson, Seeley and Skelly. Pursuant to the Trust’s Governance Guidelines and Procedures, shareholders may submit suggestions for Board candidates by sending a resume of a candidate to the Secretary of the Trust for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held seven meetings during the Funds’ fiscal year ended October 31, 2012.

The members of the Valuation Committee include Mr. Smirl (interested trustee) and Mr. Skelly (independent trustee). The other independent trustees are designated as alternate members in the event that Mr. Skelly is unavailable. The Valuation Committee held one meeting during the Funds’ fiscal year ended October 31, 2012.

To facilitate shareholder communications with the Board (or with any individual Trustee), shareholders are instructed to forward correspondence (including suggestions for Independent Trustee candidates) by U.S. mail or other courier service to the Secretary of the Trust, 222 West Adams Street, Chicago, Illinois 60606. Correspondence addressed to the Board will be forwarded to the Chairperson of the Nominating and Governance Committee and correspondence addressed to a specific Trustee will be forwarded to that Trustee.

Trustee Qualifications.  The following is a brief discussion of the experiences and qualifications that led to the conclusion, as of the date of this SAI, that each current Board member should serve as a Trustee. Generally, the professional, business and educational experience of each Trustee was considered in determining his or her qualifications to serve as a Trustee of the Trust. Each Trustee’s previous record of service as a Trustee or officer of the Trust was considered and served to demonstrate his or her understanding of and commitment to the Trust. With respect to each Trustee, the Board considered, among other factors, the following experiences and qualifications:

The Board considered Vann A. Avedisian’s professional experience serving in various executive positions with companies in the real estate industry, including co-founding and serving as a Managing Director of Oxford Capital Partners, Inc. and, currently, directing the capital market activities of Highgate Holdings, where he is a Principal. The Board considered the executive, financial, operations and risk management experience that Mr. Avedisian gained over the course of his career. The Board also considered Mr. Avedisian’s experience serving as a director of various private organizations, including service as the compensation committee chair of a large privately-owned business.

The Board considered Phillip O. Peterson’s professional training and experience as a certified public accountant and auditor, including his experience as a partner of KPMG overseeing a large group of audit, tax and consulting personnel providing professional services to mutual fund and investment management clients. The Board considered the executive, financial, audit and investment experience that Mr. Peterson gained over the course of his career. The Board also considered Mr. Peterson’s contributions to various published guides addressing generally accepted auditing and accounting standards for mutual fund companies. Further, the Board considered Mr. Peterson’s experience serving on the boards of other mutual fund complexes.

The Board considered Donald J. Reaves’s professional experience serving in various executive positions at major U.S. universities, including Chief Financial Officer at the University of Chicago and Brown University, and currently, as Chancellor of Winston-Salem State University. The Board considered the executive, financial, audit, investment and risk management experience that Mr. Reaves gained over the course of his career. The Board also considered Mr. Reaves’ experience serving as a director or trustee of various public and private organizations, including serving in multiple leadership positions on such boards.

The Board considered Donald L. Seeley’s professional experience serving as treasurer or chief financial officer of several public companies, including most recently as Chief Financial Officer of True North Communications, Inc. The Board also considered Mr. Seeley’s experience teaching a graduate portfolio management course at the University of Arizona. The Board considered the executive, financial, audit and investment experience that Mr. Seeley gained over the course of his career. The Board also considered Mr. Seeley’s experience serving as a director or trustee of various public and private organizations, including service as the audit committee chair of four public companies over the past ten years.

The Board considered Thomas J. Skelly’s professional experience serving in various executive positions at Accenture, including his experience as the managing partner of Accenture’s U.S. operations and as the chairman of the Accenture Pension Fund. The Board considered the executive, operations, information technology, financial and investment experience that Mr. Skelly gained over the course of his career. The Board also considered Mr. Skelly’s experience serving as a director or trustee of a public company and various private organizations. Further, the Board considered Mr. Skelly’s service on various advisory boards for private and public companies.

The Board considered Michelle R. Seitz’s professional experience in the financial services industry, including as a Partner of William Blair & Company, L.L.C. where she serves as the head of William Blair’s Investment Management division. The Board considered the executive, investment and financial experience that Ms. Seitz gained over the course of her career. The Board also considered that because of Ms. Seitz’s positions with William Blair, she is involved in the day-to-day management of the Advisor and the Trust.

The Board considered Richard W. Smirl’s professional training and experience as an attorney and his executive and operational experience gained as a Partner of William Blair & Company, L.L.C., including serving as Chief Operating Officer for William Blair’s Investment Management division. The Board considered the executive, legal, and operational experience that Mr. Smirl gained over the course of his career. The Board considered that because of Mr. Smirl’s positions with William Blair, he is involved in the day-to-day management of the Advisor and the Trust. The Board also noted that Mr. Smirl served as the Chief Compliance Officer for the Trust from 2004 to 2009.

References to the experience and qualifications of the Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Trustee Compensation.  Currently, Trustees who are not affiliated with the Advisor receive an annual retainer of $40,000 plus $5,000 for each meeting attended in person plus expenses, $2,000 for each meeting by telephone and $5,000 for committee meetings held on a different day from a board meeting (except for meetings of the Valuation Committee for which the trustees receive no additional compensation). Chairmen of the Audit Committee and Nominating and Governance Committee each receive an additional retainer of $4,000 for serving in such positions. The independent trustees receive one-half of the annual retainer in cash and the other half is invested in Trust shares as directed by the independent trustees. The trustees and officers affiliated with the Advisor receive no compensation from the Trust.

The following table sets forth the compensation earned from the Funds for the fiscal year ended October 31, 2012 and the Trust for the calendar year ended December 31, 2012 by the independent trustees:

Trustee	Aggregate Compensation from the Funds(1)	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from the Trust(4)

Vann A. Avedisian(2)	$46	$0	$0	$60,000
Phillip O. Peterson	$69	$0	$0	$90,000
Donald J. Reaves	$67	$0	$0	$88,000
Donald L. Seeley	$65	$0	$0	$86,000
Thomas J. Skelly	$65	$0	$0	$86,000

Total Trustee Compensation	$406(3)	$0	$0	$534,000(5)

(1)	The Macro Allocation Fund commenced operations on November 29, 2011 and the Commodity Strategy Long/Short Fund commenced operations on April 25, 2012.
(2)	Mr. Avedisian was elected to the Board of Trustees effective August 2, 2012.
(3)	Includes $38 in compensation paid in 2012 to an independent trustee who retired February 22, 2012 and $56 in compensation paid in 2012 to an independent trustee who resigned October 23, 2012.
(4)	As of December 31, 2012, the Trust was offering shares of 25 separate series.
(5)	Includes $50,000 in compensation paid in 2012 to an independent trustee who retired February 22, 2012 and $74,000 in compensation paid in 2012 to an independent trustee who resigned October 23, 2012.

Trustees’ and Officers’ Holdings of Fund Shares.  The following table sets forth, for each trustee, the dollar range of shares owned in the Funds as of December 31, 2012, as well as the aggregate dollar range of shares owned in the Trust as of the same date.

Name of Trustee and Dollar Range of Fund Shares Owned
	Interested Trustees		Non-Interested Trustees
Name of Fund	Michelle R. Seitz	Richard W. Smirl	Vann A. Avedisian	Phillip O. Peterson	Donald J. Reaves	Donald L. Seeley	Thomas J. Skelly

Commodity Fund	Over $100,000	$50,001- $100,000	None	None	None	$10,001- $50,000	None
Macro Fund	Over $100,000	Over $100,000	None	None	None	$10,001- $50,000	Over $100,000
Aggregate Dollar Range of Trust Shares Owned	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

As of December 31, 2012, the Trustees and officers, as a group, owned (or held or shared investment or voting power with respect to) more than 1% of the outstanding shares of a class of the Funds as follows:

	Class N		Class I		Institutional Class
	Number of Shares	Percent of Shares	Number of Shares	Percent of Shares	Number of Shares	Percent of Shares

Commodity Fund	4,014	3.41%	42,035	3.03%	0	0%
Macro Fund	8,905	0.78%	153,436	5.13%	0	0%

Trustees’ Holdings in Certain Affiliates of the Advisor.  In addition to investing in the various series of the Trust, independent trustees may invest in limited partnerships that are managed by the Advisor or an affiliate of the Advisor. The independent trustees may also from time to time, invest in third party investment ventures in which affiliates and employees of the Advisor also invest. In addition, Messrs. Avedisian, Seeley and Skelly employ the Advisor to manage assets that they control.

Principal Shareholders.  The following table provides certain information at February 12, 2013 with respect to persons known to the Trust to be record holders of 5% or more of a class of shares of the Funds:

Name and Address of Record Owner	Percent of Fund’s Outstanding Common Shares

COMMODITY STRATEGY LONG/SHORT FUND – CLASS I
WILLIAM BLAIR DYNAMIC DIVERSIFIED ALLOCATION FUND, L.L.C. ATTN. COLETTE GARAVALIA 222 WEST ADAMS STREET CHICAGO IL 60606-5237	14.10%

WILLIAM BLAIR & CO. L.L.C. WILLIAM BLAIR & CO. L.L.C. 222 WEST ADAMS STREET STE 1400 CHICAGO IL 60606-5237	6.75%

WILLIAM BLAIR & CO L.L.C. STEPHANE D. RAMBAUD TRUSTEE 222 WEST ADAMS STREET CHICAGO IL 60606-5237	5.20%

COMMODITY STRATEGY LONG/SHORT FUND – CLASS N
WILLIAM BLAIR & CO. L.L.C. WILLIAM BLAIR & CO. L.L.C. 222 WEST ADAMS STREET STE 1400 CHICAGO IL 60606-5237	85.18%

MACRO ALLOCATION FUND – CLASS I
CHARLES SCHWAB & CO INC ATTN. MUTUAL FUNDS DEPT 211 MAIN STREET SAN FRANCISCO CA 94105-1905	34.51%

TD AMERITRADE INC FOR THE EXCLUSIVE BENEFITS OF OUR CLIENTS P.O. BOX 2226 OMAHA NE 68103-2226	11.02%

WILLIAM BLAIR & CO L.L.C. JOHN DEBLASIO 222 WEST ADAMS STREET CHICAGO IL 60606-5237	5.23%

MACRO ALLOCATION FUND – CLASS N
NFSC FBO OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN MUTUAL FUNDS DEPT 5TH FL NEW YORK NY 10281-0003	42.34%

UBS WM USA OMNI ACCOUNT M/F ATTN. DEPARTMENT MANAGER 1000 HARBOR BLVD FL 5 WEEHAWKEN NJ 07086-6761	25.92%

CHARLES SCHWAB & CO INC ATTN. MUTUAL FUNDS DEPT 211 MAIN STREET SAN FRANCISCO CA 94105-1905	19.59%

Shareholders who have the power to vote a large percentage of shares (at least 25%) of the Funds can control the Funds and could determine the outcome of a shareholders’ meeting.

Brokerage and Fund Transactions.  Decisions on portfolio transactions (including the decision to buy or sell, the appropriate price, allocation of brokerage, use of a broker as agent or dealer as principal and negotiation of commissions) normally are made by the Advisor. In purchasing and selling portfolio securities, the Trust seeks to obtain the most favorable overall result, taking into account the net price, the method of execution and research services provided by the broker. Such research services include economic forecasts and analytical, narrative and statistical reports on industries and companies for consideration by the Trust and the Advisor’s other clients.

Portfolio transactions may increase or decrease the return of the Funds depending upon the Advisor’s ability to correctly time and execute such transactions. A portfolio turnover rate for any year is determined by dividing the lesser of sales or purchases (excluding in either case cash equivalents, such as short-term corporate notes) by the portfolio’s monthly average net assets and multiplying by 100 (with all securities with maturities and expirations of one year or less excluded from the computation). The Funds’ turnover rates will also vary from year to year depending on market conditions.

Selection of a broker for a particular portfolio transaction depends on many factors, some of which are subjective and that include the net price, confidentiality, reliability, integrity, size and nature of the transaction and the market in which it is to occur and any research or other services that the broker has provided. The Advisor does not consider the sale of Fund shares in selecting brokers. Transactions in over-the-counter securities are generally executed as principal trades with primary market makers, except where it is believed that a better combination of price and execution could otherwise be obtained. The Advisor determines the overall reasonableness of brokerage commissions and of premiums and discounts on principal transactions (which do not involve commissions) by review of comparable trades for the Advisor’s other clients and in the market generally. If more than one broker is believed to be equally qualified to effect a portfolio transaction, the Advisor may assign the transaction to a broker that has furnished research services, but the Advisor has no agreement, formula or policy as to allocation of brokerage.

The Trust may pay to brokers that provide research services to the Advisor a commission higher than another broker might have charged if it is determined that the commission is reasonable in relation to the value of the brokerage and research services that are provided, viewed in terms of either the particular transaction or the Advisor’s overall responsibility to its advisory accounts. The extent to which such commissions exceed commissions solely for execution cannot be determined, but such research services, which are involved in portfolio transactions for the Trust and for the Advisor’s other advisory accounts, can be of benefit to both the Trust and such other accounts. The value of research services that are provided by brokers who handle portfolio transactions for the Trust cannot be precisely determined and such services are supplemental to the Advisor’s own efforts, which are undiminished thereby. The Advisor does not believe that its expenses are reduced by reason of such services, which benefit the Trust and the Advisor’s other clients. The Advisor receives research products and services from broker/dealers and third parties in the form of written reports on individual companies and industries of particular interest to the Advisor, general economic conditions, pertinent federal and state legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel and industry experts; comparative performance and evaluation and technical measurement services for issuers, industries and the market as a whole; access to and monitoring of equity valuation models; and services from recognized experts on investment matters of particular interest to the Advisor.

The Advisor may also participate in “commission sharing arrangements” and “client commission arrangements” under which the Advisor may effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to the Advisor. The Advisor may also utilize Electronic Communication Networks and other alternative trading platforms (collectively, “ECNs”) to execute trades in connection with commission sharing arrangements. In such instances, the Advisor will execute a trade with the ECN and pay a commission to the ECN. The ECN will then credit a negotiated portion of the commission to a broker as requested by the Advisor for the purpose of funding a pool to be used to pay for research services received by the Advisor from other firms. In addition, the ECN will credit a further portion of the commission to the broker for its services in administering the commission sharing arrangements. The commission sharing and client commission arrangements, as well as the research provided in connection with such arrangements, are intended to comply with Section 28(e) of the Securities Exchange Act of 1934, as interpreted by the SEC. The Advisor believes that participating in commission sharing and client commission arrangements enable the Advisor to consolidate payments for research through one or more channels using accumulated client commissions or credits from transactions executed through a particular broker-dealer or ECN to obtain research provided by other firms. Such arrangements also help to provide the continued receipt of research services while facilitating best execution in the trading process. The Advisor also believes such research services are useful in its investment decision-making process by, among other things, providing access to a variety of high quality research, access to individual analysts and availability of resources that might not be available to the Advisor absent such arrangements.

For the fiscal year ended October 31, 2012, the Funds paid total brokerage fees in the amounts shown in the table below. None of the brokerage fees paid by the Funds were paid to a broker that was an affiliated person of the Trust or to a broker of which an affiliated person was an affiliated person of the Trust or of the Advisor.

2012

Commodity Fund[1]	$0
Macro Fund[2]	5,713

[1]	Since April 25, 2012 (Commencement of Operations)
[2]	Since November 29, 2011 (Commencement of Operations)

The Advisor does not use the Fund’s brokerage commissions to pay for non-research items. For the fiscal year ended October 31, 2012, the following amounts of brokerage commissions for each Fund were used to pay third parties for third party research.

2012

Commodity Fund	$0
Macro Fund	0

For fixed income securities, purchases and sales of portfolio securities for the Funds usually are principal transactions, either directly with the issuer or with an underwriter or market maker, with no brokerage commissions paid by the Funds. No brokerage commissions were paid for fixed income securities by the Commodity Fund or the Macro Fund during the fiscal year ended October 31, 2012. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include the spread between the bid and asked prices. The primary consideration in the allocation of transactions is prompt execution of orders in an effective manner at the most favorable price.

Generally, the investment decisions for the Funds are reached independently from those for other accounts managed by the Advisor. However, some other accounts may make investments in the same type of instruments or securities as the Funds at the same time as the Funds. Such other accounts may include private investment funds operated by the Advisor that compete directly with the Funds for securities—particularly those sold in private placements or initial public offerings (“IPOs”); the Advisor and its personnel may stand to benefit more personally from good investment performance by these private investment funds than by equivalent performance of the Funds. In those instances where the Funds and another client of the Advisor trade in the same type of instrument at the same time, the Advisor has established allocation procedures to allocate such trades among its various clients and the Funds equitably. In some cases this procedure may affect the size or price of the position obtainable for the Funds.

Although the Advisor may execute portfolio transactions for the Funds under conditions set forth in applicable rules of the SEC and in accordance with procedures adopted by the Board of Trustees, the Advisor or any affiliated broker-dealer of the Advisor is not compensated for executing portfolio transactions for the Funds. The Funds may purchase securities from other members of an underwriting syndicate of which the Advisor or an affiliated broker-dealer is a participant, but only under conditions set forth in applicable rules of the SEC and in accordance with procedures adopted by the Board of Trustees.

The Funds are required to identify any securities of their “regular brokers or dealers” (as defined in the 1940 Act) that the Funds have acquired during the most recent fiscal year. The following table sets forth the securities of its regular broker-dealers held by each Fund as of October 31, 2012:

Fund	Broker Dealer	Amount (in $000s)

Commodity Fund	Bank of America Securities LLC	$220
	Citigroup Global Markets Inc	405
	Goldman Sachs & Company	209

Macro Fund	None	$0

Disclosure of Portfolio Holdings.  The Funds do not disseminate nonpublic information about portfolio holdings except in accordance with the Trust’s policies and procedures. The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holding information to be shared with the Trust’s service providers and others who generally need access to such information in the performance of their duties and responsibilities, such as the Trust’s Advisor, custodian, pricing services, fund accountants, independent public accountants, attorneys, officers and trustees. In addition, the Funds’ portfolio holdings may be discussed with third parties (e.g., broker/dealers) for the purpose of analyzing or trading such securities. Portfolio holding information may also be disclosed to rating agencies and companies that collect information about mutual funds (such as Morningstar, Inc., Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and Lipper, Inc.) only after its public disclosure.

The Funds’ complete portfolio holdings as of the end of each calendar month are posted on the Trust’s website, www.williamblairfunds.com, on or about fifteen days after the month-end. This posted information generally remains accessible for thirty days, until the Trust posts the information for the next calendar month to the Trust’s website. The Funds’ specific portfolio holdings may be disclosed sooner than fifteen days after the month-end if they are publicly disseminated (e.g., via the Trust’s website or interviews with the news media).

Any disclosure of portfolio holdings or characteristics not addressed by the Trust’s policies and procedures must be submitted to the Chief Compliance Officer for review before dissemination. Prior to such disclosure, the Chief Compliance Officer must make a good faith determination in light of the facts then known that a Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund and that the recipient assents or otherwise has a duty to keep information confidential and agrees in writing not to disclose, trade or make any investment recommendation based on the information received. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information.

The Chief Compliance Officer provides the Board of Trustees with reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Funds disclose their portfolio holdings to the extent required by law.

INVESTMENT POLICIES AND RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions for each Fund that, along with the Fund’s investment objective, cannot be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund, which is defined in the 1940 Act to mean the lesser of (a) 67% of the shares of the portfolio at a meeting where more than 50% of the outstanding voting shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding voting shares of the Fund. All percentage restrictions on investments apply at the time the investment is made and shall not be considered to violate the applicable limitation unless, immediately after or as a result of the investment, a violation of the restriction occurs. There can be no assurance that a Fund will meet its investment objective.

The Commodity Fund has elected to be classified as a non-diversified series of an open-end management investment company.

The Macro Fund has elected to be classified as a diversified series of an open-end management investment company. As a diversified series of an open-end management investment company, the Macro Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, (i) more than 5% of the Macro Fund’s total assets would be invested in the securities of that issuer or (ii) the Macro Fund would hold more than 10% of the outstanding voting securities of that issuer. The Macro Fund’s election to be classified as diversified under the 1940 Act may not be changed without approval by holders of a majority of the outstanding voting securities of the Macro Fund.

The following fundamental investment restrictions apply to each Fund:

Concentration.  The Fund will not make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities.

This restriction also does not limit the Fund from investing in instruments, such as repurchase agreements, secured by obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The SEC staff currently interprets concentration to mean investing more than 25% of a fund’s net assets in a particular industry or group of industries.

Senior Securities and Borrowing.  The Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

Underwriting.  The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate.  The Fund may not purchase or sell real estate unless the real estate is acquired as a result of ownership of securities or other instruments; and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein.

Commodities.  The Fund may not purchase or sell commodities unless acquired as a result of ownership of securities or other instruments; however, this restriction shall not prevent the Fund from engaging in transactions involving futures contracts, options or other derivative instruments, investing in securities that are secured by commodities or investing in companies or other entities that are engaged in a commodities or commodities trading business or that have a significant portion of their assets in commodities related investments.

Lending.  The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

The following are each Funds’ non-fundamental operating policies, which may be changed by the Trust’s Board of Trustees without shareholder approval.

The Commodity Fund and the Macro Fund may not:

(1)	Invest in illiquid securities, if as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

INVESTMENT PRACTICES

The Prospectus describes each Fund’s investment objective as well as certain investment policies and investment techniques that the Fund may employ in pursuing its investment objective. The following discussion supplements the discussion contained in the Prospectus. Unless noted otherwise, each Fund may invest in all of the types of investments listed below.

Derivative Instruments.  The Macro Fund and the Commodity Fund may invest in derivative instruments. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or “derive” from) the value of one or more other assets, such as securities, currencies or commodities. These “other assets” are commonly referred to as “underlying assets.”

A derivative instrument generally consists of, is based upon or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (“OTC”) options (including caps, floors, collars and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

Hedging.  A Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to “lock-in” realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

Managing Risk.  A Fund may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt or foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than “traditional” securities (i.e., stocks or bonds) would.

Exchange and OTC Derivatives.  Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized derivatives contracts traded on a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Commodity Fund’s Swap is an OTC transaction.

Risks and Special Considerations.  The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

(1) Market Risk.  The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability to predict movements of the securities, currencies and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) Counterparty Risk.  A Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

(3) Contractual Default and Cross-Default Risk.  A default by a Fund under a contract with any single counterparty (or the subsequent termination of such contract), in addition to triggering rights and remedies in favor of the counterparty, may result in or constitute a default by the Fund under other contracts with that counterparty (or any of its affiliates) and/or with other counterparties. Any default by a Fund under one of its contracts and any action taken by one or more counterparties following the Fund’s default could adversely affect the Fund and its investing activities.

(4) Correlation Risk.  When a derivative transaction is used to hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and the hedged position are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(5) Liquidity Risk.  Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. A Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured or was closed out. The requirements might impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

(6) Legal Risk.  Legal risk is the risk of loss caused by the legal unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside gain in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(7) Systemic or “Interconnection” Risk.  Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

(8) Regulatory Risk.  It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategies, and could ultimately prevent a Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent the Fund from using certain instruments.

There is a likelihood of future regulatory developments altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. The futures, options and swaps markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, Commodity Futures Trading Commission (“CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of futures, options and swaps transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action.

In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law on July 21, 2010. The Dodd-Frank Act is changing the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for OTC derivatives, including financial instruments, such as swaps, in which a Fund may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions. The CFTC and the SEC finalized the definition of “swap” and “security-based swap.” These definitions became effective October 12, 2012 and provide parameters around which contracts will be subject to further regulation under the Dodd-Frank Act.

Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because there is a prescribed phase-in period during which most of the mandated rulemaking and regulations will be implemented, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on a Fund. However, it is expected that swap dealers, major market participants and swap counterparties will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may adversely impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, new position limits imposed on a Fund or its counterparties may impact the Fund’s ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective. New requirements, even if not directly applicable to a Fund, including capital and mandatory clearing, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.

The Advisor is currently registered with the National Futures Association as a “commodity pool operator” and the Advisor will act as such with respect to the operation of each Fund and its Subsidiary as a result of CFTC regulations. CFTC-mandated disclosure, reporting and recordkeeping requirements will apply with respect to a Fund once the CFTC proposal that seeks to “harmonize” these requirements with overlapping SEC regulations is finalized. The impact on a Fund of these requirements is uncertain at this time and when these requirements become effective, a Fund may incur additional compliance and other expenses.

Special Considerations for the Commodity Fund.  The Commodity Fund seeks exposure to commodity trading strategies of commodity trading advisors (“CTAs”) through a total return swap (the “Swap”). A total return swap is a type of derivative instrument where two parties agree to make payments to each other based on the positive or negative performance of an underlying asset (e.g., security, index or other financial instrument). The payments to be made in connection with a total return swap are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested in the underlying asset). The Commodity Fund’s Swap is based on a customized index (the “Index”) designed to replicate the aggregate returns of the trading strategies of CTAs selected by the Advisor. The notional amount of the Swap is set by the Advisor and the counterparty and may exceed the net asset value of the Fund. The Advisor may add or remove CTAs from the Index or increase or decrease the weighting given to a CTA’s returns in the Index. The Commodity Fund will request cash from the counterparty on a periodic basis representing the increase in the swap value and the Commodity Fund will pay cash to the counterparty or post collateral in an amount representing the decrease in the swap value during the five-year term of the Swap. Interim cash payments made by the counterparty to the Commodity Fund will be subject to a fee. The Commodity Fund may terminate the Swap on one day’s notice to the counterparty and the counterparty may terminate the Swap in certain instances, including if events occur that would prevent the calculation of the Index, disrupt the counterparty’s hedge of its Swap position or create regulatory or legal issues for the counterparty (e.g., the adoption of rules implementing the “Volcker Rule”).

The Index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as fixed and performance fees of the CTAs. Because the Index is designed to replicate the returns of CTAs selected by the Advisor, the performance of the Commodity Fund will depend on the ability of the CTAs to generate returns in excess of the costs of the Index. The deduction from the Index for the counterparty’s fee is equal to 0.50% of the notional allocations to the CTAs included in the Index. Until the aggregate position values related to each CTA included in the Index exceed $80 million, the deduction for the fixed fees of the CTAs is calculated as the total weighted average of the management fee rate in respect of each CTA trading strategy represented in the Index, but shall be no more than 1.30% of the notional allocations to the CTAs included in the Index. After the aggregate position values related to each CTA included in the Index exceed $80 million, the deduction for the fixed fees of the CTAs will be calculated as the total weighted average of the management fee rate in respect of each CTA trading strategy represented in the Index without the maximum limit of 1.30%. Until the aggregate position values related to each CTA included in the Index exceed $80 million, the deduction for the performance fees of the CTAs is calculated as the total weighted average of the performance fee rate in respect of each CTA trading strategy represented in the Index, but shall be no more than 20%. After the aggregate position values related to each CTA included in the Index exceed $80 million, the deduction for the performance fees of the CTAs will be calculated as the total weighted average of the performance fee rate in respect of each CTA trading strategy represented in the Index without the maximum limit of 20%. The deduction for performance fees in the Index will be based on the performance results each individual CTA’s trading strategy represented in the Index. Accordingly, a performance fee for one or more CTA trading strategies represented in the Index may be deducted in calculating the Index even if the aggregate returns of the trading strategies of the CTAs are negative.

Underlying Vehicles.  The Commodity Fund may seek exposure to the commodity trading strategies of CTAs by investing in limited liability companies, limited partnerships, corporations and other pooled investment vehicles (“Underlying Vehicles”). The CTAs will execute their trading strategies in the Underlying Vehicles primary by taking long and short positions in commodity futures and options on commodity futures. The CTAs may also use other types of derivatives including financial futures, options, forwards and swap contracts. CTAs will charge fees for the services they provide to the Underlying Vehicles. These fees may be fixed and/or performance-based. Fees charged by the CTAs typically are based on the leveraged account size and not the actual cash invested in the Underlying Vehicle. Fixed fees may range from 1% to 3% of the leveraged account size. To the extent the aggregate leveraged account sizes of the Underlying Vehicles exceed the net assets of the Fund, the fixed fees of the CTAs would exceed 3% as a percentage of the Fund’s net assets. Performance-based fees may range from 15% to 30% of each Underlying Vehicle’s returns and are computed for each Underlying Vehicle without regard to the performance of the Commodity Fund or other Underlying Vehicles. Accordingly, the Commodity Fund may pay a performance fee to a CTA with positive investment performance, even if the Commodity Fund’s overall returns are negative.

Investments by CTAs.  The Commodity Fund seeks exposure to commodity trading strategies of CTAs selected by the Advisor through derivative instruments, such as the Swap, and/or by investing in Underlying Vehicles. The CTAs will execute their commodity trading strategies through the use of derivative instruments, such as futures, options, options on futures, forwards and swaps. To a limited extent, the Commodity Fund may also invest in commodity-linked derivatives based on specific commodities or commodities indices and not tied to commodity trading strategies of CTAs. While this “Investment Practices” section describes the investment policies and restrictions with respect to the Commodity Fund’s direct use of derivative instruments, the general descriptions of the various types of derivative instruments and the risks associated with derivative instruments are applicable to the derivative instruments expected to be used by the CTAs.

Wholly Owned Subsidiary.  The Commodity Fund’s investments in the Swap, any Underlying Vehicles and other commodity-linked derivative instruments are made through William Blair CLS Ltd., a wholly owned subsidiary of the Commodity Fund organized under the laws of the Cayman Islands (the “Commodity Fund Subsidiary”). The Underlying Vehicles through which the Commodity Fund Subsidiary may invest may include one or more Underlying Vehicles that are wholly owned subsidiaries of the Commodity Fund Subsidiary. To the extent the Macro Fund seeks to invest in commodities, the Macro Fund may gain exposure to the commodity markets by investing a portion of its assets in William Blair MAS Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Macro Fund Subsidiary”), which is expected to invest mainly in commodity-linked derivative instruments, such as futures or swaps. Each Subsidiary may also hold fixed income securities, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Investments in the Subsidiaries are expected to provide exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (see the “General Trust Information—Federal Income Tax Matters” section).

To the extent that a Fund invests in its respective Subsidiary, the Fund will be subject to the risks, as applicable, associated with the Swap, any Underlying Vehicles and any additional derivative instruments invested in by the Subsidiary. Neither Subsidiary is registered under the 1940 Act and is not subject to the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of a Fund and/or its respective Subsidiary to operate as intended, and could adversely affect the Fund and its shareholders. As of the date of this Statement of Additional Information, the Macro Fund Subsidiary is not operational and the Macro Fund is not currently investing in the Macro Fund Subsidiary.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders under the Code, each Fund must, among other things, satisfy certain diversification requirements, including the requirement that not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Therefore, so long as a Fund is subject to this limit, the Fund may not invest any more than 25% of the value of its assets in its Subsidiary. In addition, in order to qualify for the special tax treatment accorded regulated investment companies and their shareholders under the Code, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (qualifying income). Income from certain commodity-linked derivatives does not constitute qualifying income to a Fund. The tax treatment of commodity-linked notes and certain other derivative instruments in which a Fund might invest is not certain, in particular with respect to whether income and gains from such instruments constitute qualifying income. If a Fund treats income from a particular instrument as qualifying income and the income is later determined not to constitute qualifying income, and, together with any other non-qualifying income, causes the Fund’s non-qualifying income to exceed 10% of its gross income in any taxable year, the Fund will fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level. The Funds have applied for a private letter ruling from the Internal Revenue Service (the “IRS”) confirming that income derived from a Fund’s investment in its Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The Commodity Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary.

General Limitations on Derivative Instruments.  The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the CFTC and various state regulatory authorities. In addition, a Fund’s ability to use derivative instruments may be limited by certain tax considerations.

Certain derivatives transactions expose a Fund to an obligation to make future payments to third parties. Examples of these types of transactions, include, but are not limited to, derivatives such as swaps, futures, forwards, and options.

In order for a Fund not to consider certain derivatives transactions borrowings under the 1940 Act, the Fund will either (1) segregate cash or liquid assets or (2) otherwise “cover” its future obligations under the transactions such as by holding an offsetting investment. The amount that needs to be segregated for a particular derivative investment will vary by investment. The Fund may be required to segregate the entire value of the investment or the daily net (mark-to-market) obligation. To the extent a Fund is only required to segregate the daily mark-to-market obligation, the Fund will have the ability to employ leverage to a greater extent than if it set aside cash or other liquid assets equal to the notional amount of the contract which may increase the risk associated with such transactions.

Assets used as segregation or “cover” cannot be sold while the position in the corresponding transaction is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets for segregation and “cover” purposes could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Segregating assets or otherwise “covering” for these purposes does not necessarily limit the percentage of the assets of a Fund that may be at risk with respect to certain derivative transactions.

Options.  An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. A Fund may buy or write (sell) put and call options on assets, such as securities, currencies, futures, commodities, commodities indices and indices of debt and equity securities and enter into closing transactions with respect to such options to terminate an existing position. Options used by a Fund may include European, American and Bermuda style options. If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option. If it is exercisable only at certain times, it is a “Bermuda” option.

The purchase of a call option serves as a long position, and the purchase of a put option serves as a short position. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. If the Fund uses options for hedging purposes, writing call options may serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option; however, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund could be considered illiquid. Writing put options may serve as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option; however, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

A Fund may effectively terminate a right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate an obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and the other party to the transaction (“counterparty”) (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

A Fund also may engage in options transactions as described above on securities indices and other financial or commodities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial or commodities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from their effectiveness.

Futures Contracts.  A Fund may enter into contracts for the purchase or sale for future delivery of commodities, equity or fixed-income securities, foreign currencies and contracts based on financial indices, including indices of U.S. Government securities or equity or foreign government securities. A Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. If a Fund uses futures for hedging purposes, the purchase of futures or call options thereon may serve as a long hedge, and the sale of futures or the purchase of put options thereon may serve as a short hedge. Writing covered call options on futures contracts may serve as a limited short hedge, and writing covered put options on futures contracts may serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument, index, security or commodity for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, security or commodity or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of their initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Each Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the underlying investments. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the underlying investments. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Swap Agreements.  A Fund may enter into interest rate, securities index, commodity, security and currency exchange rate swap agreements and related caps, floors and collars. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements may include caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index exceeds a specified rate or amount, or “cap”; floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index falls below a specified level, or “floor”; and collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against movements interest or values exceeding given minimum or maximum levels.

The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Funds, the obligations of the parties would be exchanged on a “net basis.” Consequently, a Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash and/or other appropriate liquid assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

The swap market has grown substantially in recent years with a large number of banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not been fully developed and, accordingly, swaps with these features are less liquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a Fund by the Code may limit the Fund’s ability to use swap agreements.

The Funds will enter into swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The Dodd-Frank Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and the Commission recently defined as “swaps” including non-deliverable foreign exchange forwards, OTC foreign exchange options and swaptions. Mandatory exchange-trading and clearing will take place on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing.

Credit Default Swaps.  The Macro Fund may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Macro Fund may either be the buyer or the seller of credit default swaps. If the Macro Fund is a buyer and no credit event occurs, the Macro Fund loses its investment and recovers nothing. However, if a credit event occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Macro Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation.

Additional Derivative Instruments and Strategies.  In addition to the derivative instruments and strategies described above and in the Prospectuses, the Advisor expects additional derivative instruments and other hedging or risk management techniques to develop from time to time. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with a Fund’s investment objective and permitted by the Fund’s investment limitations, operating policies and applicable regulatory authorities.

Borrowings.  Note: Presently, the Funds only intend to borrow from banks for temporary or emergency purposes. However, the Funds may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements).

Collateralized Obligations.  General Information on Mortgage-Backed Securities.  Collateralized obligations include mortgage-backed collateralized obligations (“mortgage-backed securities”). Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the mortgage-backed security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-backed security, the volatility of such mortgage-backed security can be expected to increase. For example, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce it.

Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

Guaranteed Mortgage Pass-Through Securities.  Mortgage pass-through securities represent participation interests in pools of residential mortgage loans originated by United States governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the services of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which a Fund will invest will include those issued or guaranteed by GNMA, FNMA and FHLMC.

GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates (“Ginnie Mae Certificates”) that are based upon and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act or Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans’ Administration under the Servicemen’s Readjustment Act of 1944, as amended (VA Loans), or by pools of other eligible mortgage loans. Ginnie Mae Certificates represent a pro rata interest in one or more pools of eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the United States Treasury with no limitations as to amount.

FNMA is a federally chartered corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae Certificate will entitle the registered holder thereof to receive amounts representing the holder’s pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans) and any principal prepayments on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder’s proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government. FNMA has limited rights to borrow from the United States Treasury.

FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of FHLMC currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

FHLMC guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. FHLMC also guarantees to each holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not always guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs last, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government. FHLMC has limited rights to borrow from the United States Treasury.

Until 2008, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. On September 7, 2008, the U.S. Treasury announced a federal takeover of FNMA and FHLMC, placing them in the conservatorship of the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the U.S. Treasury has entered into senior preferred stock purchase agreements (“SPSPAs”) under which, if the FHFA determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The SPSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured lending credit facility that was available to FNMA and FHLMC until December 31, 2009. Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which terminated on December 31, 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful, or, with respect to initiatives that have expired, that the U.S. Treasury would undertake similar initiatives in the future.

Private Mortgage Pass-Through Securities.  Private mortgage pass-through securities (“private pass-throughs”) are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private pass-throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private pass-throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. See “Types of Credit Support,” below.

Collateralized Mortgage Obligations (“CMOs”).  A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the prepayment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage - or asset-backed securities.

Stripped Mortgage-Backed Securities.  Stripped mortgage-backed securities (“SMBS”) are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage-backed securities. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage-backed securities, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all the interest (the interest-only or “IO” class), while the other class will receive all the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage-backed securities experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed and, accordingly, may have less liquidity than other securities. A Fund will invest only in IO and PO class mortgage obligations collateralized by securities guaranteed by the U.S. Government.

Types of Credit Support.  Mortgage-backed and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To mitigate the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “overcollateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based upon historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

Asset-Backed Securities.  The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure. A Fund, consistent with its investment objective and policies, may invest in these and other types of asset-backed securities that may be developed in the future.

As with mortgage-backed securities, the yield characteristics of asset-backed securities differ from traditional debt securities. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. See “General Information on Mortgage-Backed Securities,” above. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Although certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities, during any particular period the predominant factors affecting prepayment rates on mortgage-backed securities and asset-backed securities may be different.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Convertible Securities.  Convertible securities are bonds, notes, debentures, preferred stocks and other securities that are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which the Funds may invest are either fixed income or zero coupon debt securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments that provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than nonconvertible securities of similar quality because of their conversion or exchange features.

Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds.

Equity Securities.  The Funds may invest in equity securities, including common stocks, preferred stocks and securities convertible into common stocks. Common stock represents an ownership interest in a company. Preferred stock has a preference over common stock in liquidation, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may offer the opportunity for capital appreciation as well as periodic income. The value of the equity securities a Fund holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, a Fund’s share price may also decrease. In addition, there is the risk that individual securities may not perform as expected.

Exchange-Traded Notes.  The Macro Fund may invest in exchange traded notes (“ETNs”). ETNs are securities that combine aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or other reference asset less fees, and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. ETNs are subject to the additional risk that they may trade at a premium or discount to value attributable to their reference index. When the Macro Fund invests in an ETN, shareholders of the Macro Fund bear their proportionate share of the ETN’s fees and expenses, as well as their share of the Macro Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted and ETNs may be delisted by the listing exchange.

Fixed Income Securities.  Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Foreign Securities.  The Funds may invest in foreign securities. Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Most of the foreign securities held by a Fund will not be registered with the SEC, nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a Fund than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Foreign companies and, in particular, companies in smaller and emerging markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies.

The costs attributable to foreign investing that a Fund must bear frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging markets. For example, the costs of maintaining custody of foreign securities exceeds custodian costs for domestic securities and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income and capital gains from certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return of these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which a Fund would be subject. In addition, a Fund may invest in passive foreign investment companies, which are subject to additional federal income tax considerations, as described further in the “General Trust Information—Federal Income Tax Matters” section.

The economies of individual emerging market and developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) the absence of a capital market structure or market-oriented economy; and (vi) the possibility that favorable economic developments may be slowed or reversed by unanticipated economic, political or social events in such countries.

In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation in the past. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries.

Investments in some foreign countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to portfolio shareholders. Further, no accounting standards exist in certain foreign countries.

The Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent the Funds from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

Foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The system of share registration and custody in some emerging market countries may create certain risks of loss (including in some cases the risk of total loss) and the Funds may be required to establish special custodial or other arrangements before making investments in these countries. There is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates or unauthorized trading, or other fraudulent activity.

Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions may also have a particularly significant negative affect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Depository Receipts.  Foreign securities may be purchased through depository receipts, including American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. For purposes of a Fund’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect foreign investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR and GDR depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders with respect to the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

China A Shares.  Pursuant to an exemptive order granted by the Securities and Exchange Commission to the Trust and the Advisor, each Fund’s portfolio management team, subject to the Fund’s investment objective and policies, may seek investment exposure to China A shares (i.e., stocks of Chinese companies listed on mainland China stock exchanges which are denominated and traded in Chinese renminbi) by investing in the William Blair China-A Share Fund, LLC (the “A Share Fund”), a private commingled investment vehicle advised by William Blair. The A Share Fund, under normal market circumstances, will invest up to 100% of its net assets in A shares of Chinese companies. The A Share Fund has a broad investment mandate without regard to market capitalization, industry sector or other criteria. China A shares are only available for purchase by Chinese investors and Qualified Foreign Institutional Investors (“QFII”). The Chinese government has granted William Blair a QFII license and has currently allotted William Blair a quota of $100 million that William Blair may invest in China A shares on behalf of the Funds and William Blair’s other clients. William Blair has established the A Share Fund as the entity that will invest in and hold China A shares on behalf of the Funds and William Blair’s other clients. Access to quota through the A Share Fund is a limited opportunity and purchases and redemptions of the A Share Fund among the Funds and the Advisor’s other clients are allocated in accordance with procedures adopted by the Advisor. William Blair’s quota amount may be reduced or revoked by the Chinese government at any time, including if redemptions reduce the amount invested in China A shares by the A Share Fund below the current quota amount. Interests in the A Share Fund may only be redeemed on a monthly basis and redemptions may be further limited by currency repatriation restrictions imposed by the Chinese government. A Fund’s investment in the A Share Fund will be illiquid and subject to the Fund’s policy of investing no more than 15% of its net assets in illiquid securities.

Investments in China A shares through the A Share Fund are subject to risk, including the risks associated with foreign investments and emerging markets described above. The Chinese securities markets are emerging markets characterized by relatively low trading volume, resulting in substantially less liquidity and greater price volatility. The laws, regulations, including the regulations allowing QFIIs to invest in China A Shares, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions. Economic growth in China has also historically been accompanied by periods of high inflation. In recent periods, the Chinese government has implemented various measures to control inflation. If inflation control measures do not succeed, the performance of the Chinese economy could be negatively impacted. The Chinese system of taxation is not as well settled as that of non-emerging market countries and changes in the Chinese tax system may have retroactive effects. In addition, any taxes imposed on the earnings of the A Share Fund will reduce the overall returns of the A Share Fund. After the formation of the Chinese socialist state in 1949, the Chinese government renounced various debt obligations and nationalized private assets without providing any form of compensation. There can be no assurance that the Chinese government will not take similar actions in the future. The securities markets in China have a limited operating history and are not as developed as those in the United States. These markets tend to be smaller in size, have less liquidity and have greater volatility than markets in the United States and some other countries. In addition, there is less regulation and monitoring of Chinese securities markets.

Forward Foreign Currency Transactions.  The foreign securities held by the Funds will usually be denominated in foreign currencies and a Fund may hold foreign currency in connection with such investments. As a result, the value of the assets held by a Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates, by exchange control regulations and by indigenous economic and political developments. Some countries in which a Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have historically experienced a steady devaluation relative to the U.S. dollar. Any continued devaluations in the currencies in which a Fund’s securities are denominated may have a detrimental impact on the Fund.

The Funds may enter into forward foreign currency contracts (“forward currency contracts”) in an effort to control some of the uncertainties of foreign currency rate fluctuations. A Fund may engage in forward currency contracts as an attempt to hedge against changes in foreign currency exchange rates affecting the values of securities that the Fund holds or intends to purchase. A forward currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. A Fund will not engage in forward currency contracts in which the specified future date is more than one year from the time of entering into the contract.

The Macro Fund may also enter into forward currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Macro Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Advisor. The use of currency transactions can result in the Macro Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

The Commodity Fund will not enter into a forward currency contract if such contract would obligate the Commodity Fund to deliver an amount of foreign currency in excess of the value of the Commodity Fund’s securities or other assets denominated in that currency.

The Funds may use forward currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when a Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, the Fund could effectively fix the maximum cost of those securities by purchasing or selling a forward currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. In this way, a Fund can protect the value of securities in the underlying transaction from an adverse change in the exchange rate between the currency of the underlying securities in the transaction and the currency denominated in the forward currency contract during the period between the date the security is purchased or sold and the date on which payment is made or received.

The Funds may also use forward currency contracts to hedge the value, in U.S. dollars, of securities they currently own. For example, if a Fund held securities denominated in a foreign currency and anticipated a substantial decline (or increase) in the value of that currency against the U.S. dollar, the Fund may enter into a forward currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency.

Upon the maturity of a forward currency transaction, a Fund may either accept or make delivery of the currency specified in the contract or, at any time prior to maturity, enter into a closing transaction that involves the purchase or sale of an offsetting contract. An offsetting contract terminates a Fund’s contractual obligation to deliver the foreign currency pursuant to the terms of the forward currency contract by obligating the Fund to purchase the same amount of the foreign currency, on the same maturity date and with the same currency trader, as specified in the forward currency contract. A Fund realizes a gain or loss as a result of entering into such an offsetting contract to the extent the exchange rate between the currencies involved moved between the time of the execution of the original forward currency contract and the offsetting contract.

The use of forward currency contracts to protect the value of securities against the decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities a Fund owns or intends to acquire, but it does fix a future rate of exchange. Although such contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward currency contracts to a Fund will depend on the ability of the Advisor to accurately predict future currency exchange rates.

For forward foreign currency contracts, the Funds will segregate cash or liquid securities at least in an amount equal to the daily net (marked-to-market) obligation arising from the transaction.

Foreign Currency Futures.  The Funds may enter into foreign currency futures. Generally, foreign futures contracts will be executed on a U.S. exchange. To the extent they are not, however, engaging in such transactions will involve the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic (U.S.) exchange regulates the activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the exchange may be liquidated by a transaction on the appropriate domestic market. Moreover, applicable laws or regulations will vary depending on the foreign country in which the foreign futures transaction occurs. Therefore, entities (such as the Funds) that trade foreign futures contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, CFTC regulations, the rules of the National Futures Association or those of a domestic (U.S.) exchange. In particular, monies received from customers for foreign futures transactions may not be provided the same protections as monies received in connection with transactions on U.S. futures exchanges. In addition, the price of any foreign futures and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the order for the futures contract is placed and the time it is liquidated, offset or exercised.

High-Yield/High-Risk Securities.  The Funds may invest in high-yield/high-risk securities. High-yield/high-risk securities (or “junk” bonds) are debt securities rated below investment grade by the primary rating agencies (such as Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Service, Inc.).

High-yield securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. Issuers of such high-yield securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high-yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high-yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a Fund’s net asset value.

A Fund may have difficulty disposing of certain high-yield securities because they may have a thin trading market. Because not all dealers maintain markets in all high-yield securities, a Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund’s ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s assets. Market quotations generally are available on many high-yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high-yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Illiquid Securities.  Illiquid securities are securities that are not readily marketable. The Board of Trustees, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper, may be considered liquid under guidelines adopted by the Board of Trustees.

The Board of Trustees has delegated to the Advisor the day-to-day determination of the liquidity of a security, although it has retained oversight for such determinations. The Board of Trustees has approved procedures that allow the Advisor to deem Section 4(2) commercial paper liquid only if the Advisor determines that there is no significant difference between Section 4(2) commercial paper and traditional commercial paper based upon an evaluation of the following characteristics: (i) market characteristics, such as the nature of the security and the nature of marketplace trades; (ii) trading characteristics, such as the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers; and (iii) the quality of the issue or issuer. With respect to a Fund’s foreign holdings or unregistered securities, a foreign or unregistered security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market or resold to institutional investors and the facts and circumstances support a finding of liquidity.

So long as the Macro Fund invests in other investment companies in reliance on Section 12(d)(1)(F) of the 1940 Act, the 1940 Act provides that an investment company whose shares are purchased by the Macro Fund is obligated to redeem shares held by the Macro Fund only in an amount up to 1% of the investment company’s outstanding securities during any period of less than thirty (30) days (unless the SEC has issued other exemptive relief). Thus, shares of another investment company held by the Macro Fund in excess of 1% of the investment company’s outstanding securities may be considered illiquid because they cannot be disposed of within seven days. The liquidity of such excess shares will be considered on a case-by-case basis, taking into account, among other factors, whether or not the Macro Fund and other investment companies have the ability to effect redemptions in kind. In the event that another investment company were to exercise its right to effect redemptions in kind, the Macro Fund could hold such securities distributed by another investment company until such time as the Advisor determines it is appropriate to dispose of such securities.

Investment Companies.  Subject to the provisions of the 1940 Act (including Section 12(d)(1)(F) of the 1940 Act or exemptive relief granted by the SEC to other registered investment companies on which the Fund may rely), the Funds may invest in the shares of investment companies that may include exchange-traded funds. The Macro Fund may also invest in closed-end funds and unit investment trusts. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit diversified investments in foreign markets that are smaller than those in which a Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of a Fund’s assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles should provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets;

however, there may be duplicative expenses, such as advisory fees or custodial fees. Each Fund may invest a portion of its assets into shares of the William Blair Ready Reserves Fund. The Advisor reduces the advisory fee it receives from a Fund to the extent the Fund is invested in the William Blair Ready Reserves Fund.

Special Considerations for the Macro Fund.  In reliance on Section 12(d)(1)(F) of the 1940 Act, the Macro Fund may not acquire shares of another investment company (including ETFs, other open-end funds and closed-end funds) if, immediately after such acquisition, the Macro Fund and its affiliated persons would hold more than 3% of the investment company’s total outstanding stock (“3% Limitation”). If the Macro Fund relies on Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Macro Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities (echo voting). The Macro Fund intends to vote such other investment companies’ shares in the same proportion as the vote of all other holders of such securities. If the Macro Fund invests in other investment companies’ in reliance on an exemptive order, the Macro Fund may be required to vote such other investment companies’ shares in the same proportion as the vote of all other holders of such securities in certain circumstances.

Investment by the Macro Fund in other investment companies covers a wide variety of asset classes. The risks associated with various types of investment companies that invest in different asset classes are described below. As new investment company products become available, the Macro Fund will be able to invest in those funds, consistent with its investment objective and subject to its investment policies and restrictions.

By investing in securities of other investment companies, the Macro Fund’s shareholders will indirectly bear the fees of that other investment company in addition to the Macro Fund’s own fees and expenses.

Aggressive Investment Technique Risk.  Other investment companies may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Another investment company’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the other investment company to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes another investment company to risks different from, or possibly greater than, the risks associated with investing directly in securities on which the aggressive technique is based, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each other investment company expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and another investment company will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust another investment company’s position in a particular instrument when desired.

Borrowing/Leverage Risk.  Other investment companies may borrow money for investment purposes, commonly referred to as “leveraging.” As a result, the other investment company’s exposure to fluctuations in the price of its assets will be increased as compared to its exposure if the fund did not borrow. Borrowing activities by another investment company will amplify any increase or decrease in the net asset value of the fund. In addition, the interest which the other investment company pays on borrowed money, together with the additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the other investment company compared with what it would have been without borrowing. When the other investment company borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its portfolio holdings even though it may be disadvantageous to do so at the time.

Commodity Risk.  Investing in other investment companies that have exposure to investments in the commodities market may subject the Macro Fund to greater volatility than investments in traditional securities. Commodities include metals, energy, agricultural products, livestock and minerals. Certain other investment companies may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including, but not limited to: global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Macro Fund’s ability to invest in other investment companies that invest in or have exposure to investments in the commodities market may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Concentration Risk.  Some other investment companies may be concentrated in a narrow industry. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the other investment company will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. An index-based other investment company may have significant exposure to individual companies or industry sectors that constitute a significant portion of the referenced index. As a result, such an other investment company will be more susceptible to the risks associated with that specific company or industry sector, which may be different from the risks generally associated with the companies contained in the index. In addition, the Macro Fund may invest in investment companies that focus on hedging or alternative investment strategies.

Correlation Risk.  There is a risk that changes in the value of hedging instruments used on other investment companies will not match those of the investment being hedged. Other investment companies benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value), a result that is the opposite from traditional mutual funds.

Currency Risk.  The Macro Fund’s assets and net asset value are denominated in U.S. dollars. Investing in other investment companies that have exposure to currencies other than the U.S. dollar involves certain risks. The value of such other investment company’s shares relates directly to the value of foreign securities held by the other investment company. Fluctuations in the price of foreign securities could materially and adversely affect the value of the other investment company’s shares. The price of the currency may fluctuate widely. Several factors may affect the price of the currency, including, but not limited to: debt level and trade deficit; inflation rates of the United States and foreign countries and investors’ expectations concerning inflation rates; investment and trading activities of mutual funds, hedge funds and currency funds; and global or regional political, economic or financial events and situations. In addition, a currency may not maintain its long-term value in terms of purchasing power in the future. When the price of the country’s currency declines relative to another currency, it is expected that the price of another investment company’s holding such a currency will decline as well.

Distressed and Defaulted Securities Risk.  The other investment companies may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

Geographical Concentration Risk.  Certain other investment companies that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, other investment companies that focus their investments in a particular geographic region or country may be more volatile than a more geographically diversified fund.

Non-Diversified Risk.  Certain other investment companies have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers. This would make the performance of the other investment company more susceptible to a single economic, political or regulatory event than a diversified mutual fund or ETF might be. This risk may be particularly acute with respect to another investment company whose index underlying its benchmark comprises a small number of stocks or other securities.

Lending.  The Funds have no present intention to lend portfolio securities.

Limited Liability Companies (“LLCs”).  Consistent with its investment objective and policies and subject to the limitations of the Code and the 1940 Act, each Fund may invest in common units or other securities of LLCs, including preferred units, subordinated units and debt securities. LLC common units represent an equity ownership interest in an LLC, entitling the holder to a share of the LLC’s success through distributions and/or capital appreciation. LLCs typically do not pay federal income tax at the entity level and are typically required by their operating agreements to distribute a large percentage of their current operating earnings. In the event of liquidation, LLC common unit holders have a right to the LLC’s remaining assets after bond holders, other debt holders and preferred unit holders, if any, have been paid in full. LLC common units may trade on a national securities exchange or over-the-counter.

New Companies.  The Funds may invest its assets in the securities of companies with continuous operations of less than three years (“new companies”). Investments in new companies involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of new companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. Therefore, an investment in the Funds may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in more established, larger companies.

Publicly Traded Partnerships.  Publicly traded partnerships are limited partnerships (or limited liability companies), the units of which are listed and traded on a securities exchange. The Macro Fund may invest in publicly traded partnerships that are treated as partnerships for federal income tax purposes. These include master limited partnerships (“MLPs”) and other entities qualifying under limited exceptions in the Code. Many MLPs derive income and capital gain from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource, or from real property. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Macro Fund may purchase common units of an MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but the Macro Fund will be required for federal income tax purposes to include in its taxable income its allocable share of the MLP’s income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by the Macro Fund are less than the Macro Fund’s allocable share of the MLP’s income, the Macro Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Macro Fund. In addition, the value of the Macro Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. If an MLP does not meet current federal income tax requirements to maintain partnership status, or if it is unable to do so because of federal income tax law changes, it would be taxed as a corporation. In that case, the MLP would be obligated to pay federal income tax at the entity level and distributions received by the Macro Fund generally would be taxed as dividend income for federal income tax purposes. As a result, there could be a reduction in the Macro Fund’s cash flow and there could be a material decrease in the value of the Macro Fund’s shares. The Macro Fund will not acquire any interests in MLPs that are believed to expose the assets of the Macro Fund to liabilities incurred by the MLP.

Real Estate Investment Trusts (“REITs”).  The Macro Fund may invest in REITs. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter. REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. In addition, the failure of a REIT to continue to qualify as a REIT for federal income tax purposes would have an adverse effect upon the value of an investment in that REIT.

Repurchase Agreements.  In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by a Fund may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker-dealers and banks with which the Funds enter into repurchase agreements. The Funds may, under certain circumstances, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

Restricted Securities.  Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. If through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fund would be in a position where more of its net assets are invested in illiquid securities, including restricted securities that are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid by the Advisor), than is permitted by its investment restrictions, a Fund will take such steps as it deems advisable, if any, to protect liquidity.

Reverse Repurchase Agreements.  The Funds may invest in reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to the Fund’s agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase such securities.

Royalty Income Trusts.  The Funds may invest in royalty income trusts. A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and that controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unit holders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unit holders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Section 4(2) Paper.  The Funds may invest in commercial paper issued in reliance upon the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Exchange Act of 1933 (“Section 4(2) paper”). The Funds may also invest in Section 4(2) paper from time to time in connection with certain mortgage-backed transactions. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to the procedures approved by the Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The Advisor monitors the liquidity of each investment in Section 4(2) paper on a continuing basis.

Short Sales.  The Macro Fund may sell securities short. Selling securities short involves selling securities the seller (e.g., the Macro Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale may retained by the broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A short sale is “against the box” if, at all times during which the short position is open, the Macro Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

The Macro Fund may also maintain short positions in forward currency exchange transactions, in which the Fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Macro Fund has contracted to receive in the exchange. In some cases (e.g., with respect to forwards that are contractually required to “cash-settle”), the Macro Fund will segregate cash or other liquid assets with respect to the amount of the daily net (marked-to-market) obligation arising from the transaction, rather than the notional amount of the underlying contract. By segregating assets in an amount equal to the net obligation rather than the notional amount, the Macro Fund will have the ability to employ leverage to a greater extent than if it set aside cash or other liquid assets equal to the notional amount of the contract which may increase the risk associated with such transactions.

Short-Term Trading.  The Macro Fund may engage in short-term trading. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Macro Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase the Macro Fund’s portfolio turnover rate and the expenses incurred in connection with such trading and may result in recognition of greater levels of short-term capital gain, which is taxed to shareholders as ordinary income when distributed by the Macro Fund.

Small Companies.  The Macro Fund may invest in small companies. While smaller companies generally have the potential for rapid growth, investments in smaller companies often involve greater risks than investments in larger, more established companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. These risks are intensified for investments in micro-cap companies. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Advisor’s research efforts may also play a greater role in selecting securities for the portfolio than in a fund that invests in larger, more established companies.

Temporary Defensive Position.  A Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed if, in the judgment of the Advisor, investments in a Fund’s usual markets or types of investments become decidedly unattractive because of current or anticipated non-normal market conditions, including adverse economic, financial, political and social factors. For temporary defensive purposes, a Fund may invest up to 100% of its assets in other types of securities or assets, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. At such time as the Advisor determines that a Fund’s defensive strategy is no longer warranted, the Fund will adjust its portfolio back to its normal complement of securities as soon as practicable. When a Fund is invested defensively, it may not meet its investment objective.

U.S. Government Securities.  There are two broad categories of U.S. Government-related debt instruments: (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. Government agencies. Examples of direct obligations of the U.S. Treasury are Treasury bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the “full faith and credit” of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury, while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

U.S. Government securities may include “zero coupon” securities that have been stripped by the U.S. Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality.

Interest rates on U.S. Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the U.S. Government securities in a Fund’s portfolio does not guarantee the net asset value of the shares of the Fund. There are market risks inherent in all investments in securities and the value of an investment in a Fund will fluctuate over time. Normally, the value of investments in U.S. Government securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in U.S. Government securities will tend to decline, and as interest rates fall the value of a Fund’s investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain mortgage-backed securities, such as Ginnie Mae Certificates. Prepayments of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of mortgage-backed securities may decline, resulting in the extension of a Fund’s average portfolio maturity. As a result, a Fund’s portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities.  The Funds may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the London Interbank Offered Rate (LIBOR), a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. The Funds may invest in Variable Rate Securities that have a demand feature entitling a Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest (“Variable Rate Demand Securities”). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities.

Warrants.  Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued or Delayed Delivery Transactions.  The Funds may purchase newly issued securities on a when-issued basis and may purchase or sell portfolio securities on a delayed delivery basis. When a Fund purchases securities on a when-issued or a delayed delivery basis, it becomes obligated to purchase the securities and it has all the rights and risks attendant to ownership of the securities, although delivery and payment occur at a later date. A Fund will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

At the time a Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. Normally, settlement occurs within one month of the purchase or sale.

To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring securities consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes, but the Fund reserves the right to sell these securities before the settlement date if deemed advisable. To the extent required to comply with SEC Release No. IC-10666, when purchasing securities on a when-issued or delayed delivery basis, the Funds will segregate cash or liquid securities equal to the value of such contracts.

ADDITIONAL INFORMATION ABOUT THE FUNDS

General.  The public offering price of all share classes of the Funds is the next determined net asset value. No initial sales charge or contingent deferred sales charge is imposed. Since a Fund’s shares are sold without an initial sales charge, the full amount of the investor’s purchase payment will be invested in shares for the investor’s account. Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt by the Distributor or the transfer agent of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see “General Trust Information”—“Determination of Net Asset Value”) and transmitted to the Distributor or the transfer agent prior to a specified time before the start of the next business day will be confirmed at a price based on the net asset value determined on the day the order was received by the dealer or financial services firm (“trade date”). Each Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds’ shares. Some may establish a higher minimum investment requirement than established by the Funds. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients’ return. Firms also may hold the Funds’ shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds’ transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds through the Distributor for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their client’s accounts for servicing including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and reimbursement of cash dividends. Such firms may receive compensation from the Funds through the Distributor for these services. This Statement of Additional Information should be read in connection with such firms’ material regarding their fees and services.

The Funds reserve the right to withdraw all or any part of the offering made by this Statement of Additional Information and reject purchase orders. Also, from time to time, the Funds may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Funds may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

The Trust has authorized certain members of FINRA, other than the Distributor, to accept purchase and redemption orders for the Funds’ shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Funds’ behalf. Orders for purchase or redemption will be deemed to have been received by the Trust when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Trust and the broker, ordinarily orders will be priced at the Funds’ net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Funds’ shares are arranged and settlement is made at an investor’s election through any other authorized FINRA member, that member may, at its discretion, charge a fee for that service. The Trust and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trust and the Distributor may suspend or terminate the offering of shares of the Funds at any time for any reason.

Summary of Fees Paid to William Blair & Company, L.L.C. for Class N Shares.  In addition to an advisory fee, under the Distribution Plan, each Fund pays a distribution fee to the Distributor, payable monthly, at the annual rate of 0.25% of average daily net assets of the Fund attributable to Class N shares. The fee is accrued daily as an expense of Class N shares. Under separate Shareholder Administration Agreements, Class N shares of each Fund also pay a shareholder administration fee, payable monthly, at an annual rate of 0.15% of average daily assets attributable to the Fund’s Class N shares.

Summary of Fees Paid to William Blair & Company, L.L.C. for Class I Shares.  In addition to an advisory fee, the Funds do not pay a distribution fee for Class I shares. Under separate Shareholder Administration Agreements, Class I shares of each Fund pay a shareholder administration fee, payable monthly, at an annual rate of 0.15% of average daily net assets attributable to the Fund’s Class I shares.

Summary of Fees Paid to William Blair & Company, L.L.C. for Institutional Shares.  The Institutional Class shares of the Funds pay an advisory fee but do not pay a distribution or shareholder administration fee.

Share Certificates.  Share certificates will not be issued for any share class of the Funds.

Suspension of Redemption or Delay in Payment.  The Trust may not suspend the right of redemption or delay payment on its shares for more than seven days except (a) during any period when the New York Stock Exchange is closed (other than on weekends and customary holidays); (b) when trading in the markets that the portfolio normally utilizes is restricted or any emergency exists as determined by the SEC, so that disposal of a Fund’s investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the SEC may permit by order for protection of the Trust’s shareholders.

Special Redemptions.  Although it is the present policy of the Funds to redeem shares in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment of large redemptions were made wholly in cash, the Funds will pay the redemption price in whole or in part by a distribution of portfolio instruments in lieu of cash, in conformity with the applicable rules of the SEC, taking such instruments at the same value used to determine net asset value and selecting the instruments in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving instruments and selling them before their maturity could receive less than the redemption value of such instruments and could also incur transaction costs. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem portfolio shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the portfolio during any 90-day period for any one shareholder of record. Distributions of portfolio instruments in redemption of shares is a taxable event to the redeeming shareholder for federal income tax purposes.

Exchange Privilege.  Shareholders of Class N and Class I shares may exchange their shares for shares of the corresponding class of other William Blair Funds in accordance with the provisions below.

Class N Shares.  Class N shares of the William Blair Funds may be exchanged for each other at their relative net asset values.

Class I Shares.  Class I shares of the William Blair Funds may be exchanged for each other at their relative net asset values. Class I shares may also be exchanged for Class N shares of the Ready Reserves Fund. Additionally, clients of William Blair & Company, L.L.C. whose shares were converted into Class I shares on September 30, 1999 may exchange their Class I shares only for the Class I shares of another William Blair Fund whose shares they held on September 30, 1999 and which shares were converted into Class I shares; otherwise, such clients may only exchange their Class I shares for Class N shares of another William Blair Fund.

General.  Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15-Day Hold Policy”). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The Funds reserve the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading practices that may disrupt portfolio management. Exchanges within 60 days of purchase from Class N or Class I shares of the Funds and the William Blair global/international equity funds will be subject to a 2.00% redemption fee, and exchanges within 60 days of purchase from Class N or Class I shares of the William Blair domestic equity funds will be subject to a 1.00% redemption fee. The total value of shares being exchanged must at least equal the minimum investment requirement of the William Blair Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder’s adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other William Blair Funds from dealers, other firms or the Distributor. Exchanges may be accomplished by a written request or by telephone if the shareholder has given authorization. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for the William Blair Funds that are available for sale in the shareholder’s state of residence.

Conversion Privilege.  Class N shareholders who are eligible to invest in Class I shares may request a conversion of their Class N shares to Class I shares of the same Fund, and Class I shareholders who are eligible to invest in Class N shares may request a conversion of their Class I shares to Class N shares of the same Fund, if such class is offered in the shareholder’s state of residence. For federal income tax purposes, a same-Fund conversion is not expected to result in the realization by the investor of a capital gain or loss.

GENERAL TRUST INFORMATION

Determination of Net Asset Value.  For each Fund, net asset value is determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time). Net asset value is not determined on the days that the New York Stock Exchange is closed, which generally includes the observance of New Year’s Day, Dr. Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Domestic Equity Securities.  The market value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Investments in mutual funds, which are not traded on an exchange, are valued at their respective net asset value per share.

Foreign Equity Securities.  The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when a Fund computes its net asset values could cause the value of foreign equity securities to no longer be representative or accurate, and as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, a Fund may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or the latest bid price).

Domestic and Foreign Fixed-Income Securities.  Fixed-income securities are valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Derivative Instruments.  Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Futures contracts (and options thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Subsidiary.  A Fund’s shares of its respective Subsidiary are valued at the net asset value per share of the Subsidiary, which is calculated using the same valuation procedures as the Fund. In addition, for the Commodity Fund, the Commodity Fund Subsidiary’s investment in the Swap is fair valued based on the calculation of the Index by the counterparty. The fair value is based on inputs that are not readily available in the marketplace and which primarily are the underlying baskets of commodity investments on which the Swap is valued. The counterparty calculates the Index on each day the commercial banks and foreign exchange markets settle payments and are open for general business (including dealings in foreign exchange and foreign currency deposits) in London and New York City and on which TARGET (the Trans-European Automated Real-time Gross settlement Express Transfer system) is open.

Other Valuation Factors.  Securities, and other assets, for which a market price is not available, is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Federal Income Tax Matters.  The following is intended to be a general summary of certain federal income tax consequences of investing in the Funds. It is not intended as a complete discussion of all such tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable federal income tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service (“IRS”), possibly with retroactive effect. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.

Fund Taxation.  Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has qualified and elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify in the future. As such, and by complying with the applicable provisions of the Code regarding the sources of its income, the amount and timing of its distributions and the diversification of its assets, each Fund generally will not be subject to federal income tax on its taxable income (including net short-term and net long-term capital gains) that is distributed to shareholders in accordance with the requirements of the Code. However, a Fund would be subject to federal income tax (currently at a maximum rate of 35%) on any undistributed taxable income.

In order to qualify as a regulated investment company, a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“qualifying income”), (ii) distribute with respect to each taxable year an amount equal to or exceeding the sum of 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the determination of dividends paid, and 90% of its tax-exempt interest income, net of expense allocable thereto and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities with such other securities limited, with respect to each issuer, to an amount no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (b) have no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Each Fund intends to declare and make distributions during the calendar year of an amount sufficient to prevent imposition of a nondeductible 4% federal excise tax. The required distribution generally is the sum of (1) at least 98% of a Fund’s ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gain net income for the twelve-month period ending on October 31 of such calendar year and (3) the sum of all undistributed ordinary income and capital gain net income from any prior year, less any over-distribution from any prior year.

If in any taxable year a Fund fails to qualify as a regulated investment company under the Code, such Fund would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions (including net tax-exempt interest income and net long-term capital gains, if any), to the extent derived from its current or accumulated earnings and profits, would generally constitute dividends. Such income would generally be eligible for the dividends received deduction available to corporate shareholders and individual and other non-corporate shareholders generally would be able to treat such distributions as “qualified dividend income” eligible for reduced rates of federal income taxation, provided in both cases certain holding period and other requirements are satisfied.

Gains from direct investments in commodities and income from certain commodity-linked derivative instruments do not constitute qualifying income. The federal income tax treatment of commodity-linked notes and certain other derivative instruments in which a Fund may invest is not certain, in particular with respect to whether income and gains from such instruments constitutes qualifying income. If a Fund treats income from a particular instrument as qualifying income and the income is later determined not to constitute qualifying income, and, together with any other non-qualifying income, causes the Fund’s non-qualifying income to exceed 10% of its gross income in any taxable year, the Fund will fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the Fund level. For the Commodity Fund, as discussed above under “Investment Practices – Wholly Owned Subsidiary,” the Commodity Fund intends to invest a portion of its assets in the Commodity Fund Subsidiary. In addition, to the extent the Macro Fund seeks to invest in commodities, the Macro Fund may gain exposure to the commodity market by investing a portion of its assets in the Macro Fund Subsidiary. The Funds have applied for a private letter ruling from the IRS confirming that the income and gains earned through their respective Subsidiaries constitute qualifying income under the Code. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will not change its position with respect to some or all of the conclusions reached in a private letter ruling. The Commodity Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Commodity Fund Subsidiary. If the IRS were to change its position, the Board of Trustees may authorize a significant change in the Commodity Funds’ investment strategy.

A foreign corporation, such as the Commodity Fund Subsidiary or the Macro Fund Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that each Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if a Subsidiary’s activities were determined not to be of the type described in the safe harbor, then the activities of the Subsidiary may constitute a U.S. trade or business, and be subject to U.S. federal income tax.

In general, a foreign corporation, such as the Commodity Fund Subsidiary or the Macro Fund Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30% (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business, subject to certain exemptions, including among others, exemptions for capital gains, portfolio interest and income from notional principal contracts. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that a material amount of a Subsidiary’s income will be subject to such withholding tax. In addition, each Subsidiary intends to properly certify its status as a non-U.S. person to each custodian and withholding agent to avoid the U.S. backup withholding requirements discussed below.

For federal income tax purposes, each Subsidiary will be treated as a controlled foreign corporation (“CFC”) and the applicable Fund will be treated as a “U.S. shareholder” of the Subsidiary. As a result, each Fund will be required to include in gross income for U.S. federal income tax purposes all of its

Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all or substantially all of each Subsidiary’s income will be “subpart F income.” Each Fund’s recognition of its Subsidiary’s “subpart F income” will increase the Fund’s basis in its shares of the Subsidiary. Distributions by a Subsidiary to the applicable Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s basis in its shares of the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of a Subsidiary’s underlying income. Therefore, each Fund’s investment in its Subsidiary may cause the Fund to realize more ordinary income than would be the case if the Fund invested directly in the investments held by its Subsidiary. If a net loss is realized by a Subsidiary, such loss is not generally available to offset other income earned by the applicable Fund.

If a Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to shareholders to avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues, as discussed above.

A Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

Special federal income tax provisions may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of a Fund’s securities. Specifically, the mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options on broad-based equity indicies, forward contracts, futures and foreign currency futures held by the Fund at the end of its taxable year. Under these provisions, 60% of any gain or loss deemed to be recognized at the end of a Fund’s taxable year or arising from actual sales of such positions during the taxable year will generally be treated as long-term capital gain or loss, and 40% of any such gain or loss will generally be treated as short-term capital gain or loss. Although certain foreign currency forward contracts and foreign currency futures contracts are marked-to-market, any gain or loss related to foreign currency fluctuations is generally treated as ordinary income or loss under Section 988 of the Code (see below). In addition, the straddle rules of the Code require deferral of certain losses realized on positions of a straddle to the extent that the portfolio has unrealized gains in offsetting positions at year end. Furthermore, a Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

Generally, the character of the income or capital gains that a Fund receives from another investment company, including certain ETFs, will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as regulated investment companies. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, a Fund will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

Each Fund may invest to a limited degree in publicly traded partnerships that are treated as partnerships for federal income tax purposes. Net income derived from an interest in a qualified publicly traded partnership, which generally includes MLPs, is treated as qualifying income from which a Fund must derive 90% of its gross income. However, at the end of each quarter of its taxable year, no more than 25% of the value of a Fund’s total assets may be invested in securities of qualified publicly traded partnerships. Income a Fund derives from an entity taxed as a partnership but not a qualified publicly traded partnership is treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the Fund. For federal income tax purposes, a Fund will be taxable on its allocable share of the income of an entity taxed as a partnership regardless of whether the Fund receives any distribution from the partnership. Thus, a Fund may be required to sell other securities in order to satisfy the distribution requirements imposed upon regulated investment companies and to avoid federal income and excise taxes. Distributions from a partnership to a Fund will constitute a return of capital to the extent of the Fund’s basis in the partnership. If a Fund’s basis is reduced to zero, distributions will constitute capital gains for federal income tax purposes. It is anticipated that the A Share Fund will be taxed as a partnership but not a qualified publicly traded partnership for federal income tax purposes.

Each Fund may invest to a limited degree in royalty income trusts. Distributions from such trusts will be treated as dividend income eligible under the 90% income test described above if the trust is treated as a corporation for U.S. federal income tax purposes. The Funds intend to invest only in royalty income trusts treated as corporations for U.S. federal income tax purposes.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions that involve certain foreign currency-denominated securities, certain foreign currency options, foreign currency forward contracts, foreign currencies or payables or receivables denominated in a foreign currency are generally subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. For example, if a Fund sold a foreign bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in higher net ordinary income, the dividends paid by a Fund will be increased.

If a Fund receives an “excess distribution” with respect to stock in a passive foreign investment company (“PFIC”), the Fund itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. A foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under a qualified electing fund election that currently is available in certain circumstances, a Fund generally would be required to include in its gross income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Funds have elected to mark-to-market their investments, if any, in PFICs. A Fund’s intention to qualify annually as a regulated investment company may limit its options with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

Each of the Commodity Fund Subsidiary and the Macro Fund Subsidiary may be classified as a PFIC. However, the CFC rules discussed above will generally supersede the PFIC rules.

The Macro Fund’s investments in REIT equity securities may result in the Macro Fund’s receipt of cash in excess of the REIT’s earnings; if the Macro Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require the Macro Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Macro Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Macro Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the IRS, a portion of the Macro Fund’s income from residual interests in real estate mortgage investment conduits (“REMICs”) or from a REIT (or other pass-through entity) that is attributable to the REIT’s residual interest in a REMIC or an equity interest in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides that excess inclusion income of a regulated investment company, such as the Macro Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or taxable mortgage pool interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Shareholder Taxation.  Shareholders will be subject to federal income taxes on distributions made by the Funds out of earnings and profits whether received in cash or additional shares of the Funds. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than qualified dividend income, if any, will be taxable to shareholders as ordinary income. Distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its non-corporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied at both the Fund and shareholder levels. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to non-corporate shareholders at a maximum federal income tax rate of 15% (or 20% for certain high income individuals), without regard to how long a shareholder has held shares of a Fund. Distributions of net investment income received by corporate shareholders of a Fund may qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations during the year, provided that certain holding period and other requirements under the Code are satisfied at both the Fund and shareholder levels. Generally, however, dividends received on stocks of foreign issuers are not eligible for the dividends received deduction. It is not expected that the Commodity Fund’s dividends will be eligible for qualified dividend income treatment or will qualify for the dividends received deduction.

To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by a Fund’s shareholders to be treated as qualified dividend income, the Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with an exception for stock that is readily tradable on an established securities market in the United States) or (b) treated as a PFIC for its current or preceding taxable year.

Distributions declared by a Fund during October, November or December to shareholders of record during such months and paid by January 31 of the following year will be treated for federal income tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which they are declared, rather than in the calendar year in which they are received. After the close of each calendar year, each Fund will notify its shareholders of the amount and type of dividends and distributions it paid.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of a Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such a period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any net capital gain dividends paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (TIN), certify that it is correct, and certify that he, she or it is not subject to backup withholding under IRS regulations. If a shareholder fails to provide a TIN or the proper tax certifications, a Fund is required to withhold 28% of all the distributions (including dividends and capital gain distributions) and redemption proceeds paid to the shareholder. A Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Foreign Taxation.  Investment income received or capital gains recognized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

If a Fund is eligible to do so, it may make an election permitted under the “pass through” provisions of Section 853 of the Code, which allows a regulated investment company to elect to have its foreign tax credit taken by its shareholders. To be eligible for this credit, more than 50% of the value of the Fund’s total assets at the close of its taxable year must consist of stock or securities in foreign corporations, and the Fund must have distributed at least 90% of its (i) investment company taxable income (determined without regard to the deduction for dividends paid) and (ii) net tax-exempt interest income, if any, for such taxable year.

If a Fund is eligible for and makes this election, it may not take any foreign tax credit and may not take a deduction for foreign taxes paid. Instead, each shareholder would include in his, her or its gross income, and treat as paid by such shareholder, his, her or its proportionate share of the foreign taxes paid by a Fund and may take either a credit or deduction for such foreign taxes on his, her or its federal income tax return, subject in each case to certain limitations contained in the Code. No deduction may be claimed by a shareholder who does not itemize deductions for federal income tax purposes.

If a Fund is not eligible for the election to pass through to its shareholders their proportionate shares of any foreign taxes paid by the Fund, shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Fund and will not be required to include such taxes in their gross income.

If the U.S. Government were to impose any restrictions, through taxation or other means, on foreign investments by U.S. investors such as those to be made through the Fund, the Board of Trustees will promptly review the Funds’ policies to determine whether significant changes in its investments are appropriate.

Other Taxes.  Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding the application of federal, foreign, state and local taxes to their particular situation.

Non-U.S. investors who invest in the Funds when such investment is not treated as being effectively connected with the conduct of a U.S. trade or business will generally be subject to U.S. federal income tax treatment that is different from that described above and in the Prospectuses. Such investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as dividends and certain other payments from the Fund, and must provide the Fund with an effective IRS Form W-8 or authorized substitute for Form W-8. However, effective for taxable years of a Fund beginning before January 1, 2014, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. A Fund may choose not to designate such amounts. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in the Funds.

Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation” or former United States real property holding corporation. The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if the Macro Fund is a United States real property holding corporation (determined without regard to certain exceptions), distributions by the Macro Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Macro Fund and (b) distributions received by the Macro Fund from a lower-tier regulated investment company or REIT that the Macro Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the foreign persons. (However, absent the enactment of legislation, on or after January 1, 2014, this “look-through” treatment for distributions by the Macro Fund to foreign persons applies only to such distributions that are attributable to distributions received by the Macro Fund from a lower-tier REIT and are required to be treated as USRPI gain in the Macro Fund’s hands.) If the foreign shareholder holds (or has held at any time during the prior year) more than a 5% interest in a class of stock of the Macro Fund, such distributions received by the shareholder with respect to such class of stock will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Macro Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign persons (i.e., those whose interest in the Macro Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Macro Fund that such distribution is qualified short-term gain or net capital gain) and the Macro Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign persons.

In addition, if the Macro Fund is a United States real property holding corporation or former United States real property holding corporation, the Macro Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a foreign person, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2014, no withholding is generally required with respect to amounts paid in redemption of shares of a fund if the fund is a domestically controlled qualified investment entity, or, in certain other limited cases, if a fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled qualified investment entities. Unless legislation is enacted extending this exemption, beginning on January 1, 2014, such withholding will be required, without regard to whether a fund or the regulated investment company in which it invests is domestically controlled.

Retirement Plans.  The Trust offers a variety of retirement investment programs whereby contributions are invested in shares of the Trust’s funds and any income dividends or capital gain distributions are reinvested in additional full and fractional shares of the funds.

The discussion below is a general summary of certain federal income tax rules pertaining to specific qualified retirement plans and accounts. These rules are complex and subject to many conditions and limitations. Investors are advised to consult with a tax professional regarding the application of these rules to their particular circumstances.

Individual Retirement Accounts.  One type of tax-deferred retirement plan that may hold shares in the funds is an Individual Retirement Account (“IRA”). There are two kinds of IRAs that an individual may establish: traditional IRAs and Roth IRAs. With a traditional IRA, an individual may be able to make a deductible contribution of up to the lesser of $5,500 (or $6,500 for those persons age 50 or older before the close of the taxable year) or the amount of the individual’s earned income. However, an individual can make deductible contributions to a traditional IRA only if he or she is under the age of 70 1/2 during the taxable tax year in which the contribution is made. In addition, an individual who is (or who has a spouse who is) an active participant in an employer-sponsored retirement plan may not be able to deduct the full amount of the IRA contributions; the amount, if any, of IRA contributions that are deductible by such an individual is determined by the individual’s (and spouse’s, if applicable) adjusted gross income for the year. Distributions made from deductible contributions to a traditional IRA are taxable.

Even if an individual is not permitted to make a deductible contribution to an IRA for a taxable year, the individual may be able to make nondeductible contributions up to the lesser of $5,500 (or $6,500 for those 50 and over) or 100% of earned income for that year. A spouse may also contribute up to $5,500 (or $6,500 for those 50 and over) into his or her own IRA, subject to certain limitations. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Lump sum distributions from another qualified retirement plan may generally be rolled over into a traditional IRA tax-free if such amounts are rolled over within 60 days after receipt of the distribution. These rollovers may be subject to a 20% withholding, unless there is direct trustee-to-trustee transfer.

With a Roth IRA, an individual may make only nondeductible contributions; an individual can make contributions equal to the lesser of $5,500 (or $6,500 for those age 50 and older) or the amount of the individual’s earned income for any taxable year, reduced by the amount of contributions for the tax year made to all other IRAs, but only if the individual’s (and spouse’s, if applicable) modified adjusted gross income for the year is less than $112,000 for single individuals or $178,000 for married individuals. The maximum contribution amount phases out and falls to zero between $112,000 and $127,000 for single persons, and between $178,000 and $188,000 for married persons filing jointly and between $0 and $10,000 for married persons filing separately. Contributions to a Roth IRA may be made even after the individual attains age 70 1/2, unlike traditional IRAs. Distributions from a Roth IRA that satisfy certain requirements will not be includable in income when received. Distributions of earnings not satisfying these requirements will generally be taxable for federal income tax purposes. For taxable years beginning after December 31, 2009, all taxpayers regardless of adjusted gross income generally may convert a traditional IRA into a Roth IRA. The amounts that are converted from a traditional IRA to a Roth IRA are generally taxable in the year of conversion; however, excluded from federal income tax would be those amounts attributable to nondeductible or “after-tax” contributions.

Under the Code, an investor has at least seven days in which to revoke an IRA after receiving certain explanatory information about the plan. Individuals who have received distributions from certain qualified plans may roll over all or part of such distributions into an IRA, which will generally defer taxes on the distributions and shelter investment earnings.

Coverdell Education Savings Account.  A Coverdell Education Savings Account, formerly known as an education IRA (“CESA”), provides a method for saving for education expenses of a child; it is not designed for retirement savings. Generally, amounts held in a CESA may be used to pay for qualified higher education expenses at an eligible (post-secondary) educational institution and can also be used to cover certain qualified elementary and secondary education expenses. An individual may contribute to a CESA for the benefit of a child under 18 years old if the individual’s income does not exceed certain limits. The maximum contribution for the benefit of any one child is $2,000 per year. Contributions are not deductible, but earnings accumulate federal income tax-free until withdrawal, and withdrawals used to pay qualified education expenses of the beneficiary (or transferred to a CESA of a qualified family member) generally will not be taxable for federal income tax purposes. Certain other withdrawals may be subject to tax. This income exclusion, however, may be reduced or not available in any year in which the HOPE Credit or the Lifetime Learning Credit is claimed.

Please call the Trust to obtain information regarding the establishment of an IRA, Roth IRA or CESA. An IRA plan custodian may charge fees in connection with establishing and maintaining such accounts. An investor should consult with a competent tax advisor for specific advice concerning his or her tax status and the possible benefits of establishing one or more IRAs and/or CESAs. The description above is very general in nature; there are numerous other rules applicable to these plans to be considered before establishing one.

Simplified Employee Pension Plans.  An employer may establish a Simplified Employee Pension (SEP) plan under which the employer makes contributions to all eligible employees’ IRAs. The Funds’ shares may be used for this purpose.

Qualified Retirement Plans.  A corporation, partnership or sole proprietorship may establish a defined contribution retirement plan (such as a qualified money purchase pension or profit sharing plan) and make contributions for each participant up to the lesser of each participant’s gross compensation or $51,000, or such lower limits as may be established by the terms of a plan. Such contributions may be made by the employer and, if certain conditions are met, participants may also make nondeductible voluntary contributions.

Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be “rolled over.” The 20% withholding requirement, however, does not apply to distributions from traditional IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders are advised to consult with a tax professional regarding this requirement.

Shareholders should consult their tax advisors about the application of the provisions of tax law, including foreign, state and local tax laws, in light of their particular tax situations before investing in the Funds and before setting up a qualified retirement plan.

Independent Registered Public Accounting Firm.  The Trust’s independent registered public accounting firm is Ernst & Young LLP, 155 North Wacker Drive, Chicago, Illinois 60606. Ernst & Young audits and reports upon the Trust’s annual financial statements, reviews certain regulatory reports, reviews the Trust’s federal and state tax returns and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

Legal Counsel.  Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is the counsel to the Trust and the independent trustees of the Trust.

Custodian.  The Trust’s custodian, State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, has custody of all securities and cash of the Trust and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust, as well as certain bookkeeping, data processing and administrative services pertaining to the Trust’s operations, including compliance monitoring and preparation of the Trust’s tax returns. The Advisor pays State Street’s compliance monitoring fees. The custodian for IRAs may be State Street.

Transfer Agent Services.  Boston Financial Data Services, Inc. (“BFDS”), 2000 Crown Colony Drive, Quincy, MA 02169, is the Trust’s transfer agent and dividend-paying agent. BFDS, as the shareholder service agent, provides certain bookkeeping, data processing and administrative services pertaining to the maintenance of shareholder accounts.

Reports to Shareholders.  Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

SHAREHOLDER RIGHTS

The Funds are two of twenty-six series currently established by the Trust. All shares of each William Blair Fund have equal rights with respect to dividends, assets and liquidation of a portfolio and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each William Blair Fund will be voted in the aggregate, except when a separate vote by a Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.

Under Delaware law, the Trust generally is not required to hold annual shareholders’ meetings. Upon the written request of ten or more shareholders that have held Trust shares for at least six months in an amount equal to the lesser of 1% of the outstanding shares or $25,000, the Trust will either disseminate appropriate materials (at the expense of the requesting shareholders) or provide such shareholders access to a list of names and addresses of all shareholders of record. The written notice must state that the shareholders making such request wish to communicate with the other shareholders to obtain the signatures necessary to demand a meeting to consider removal of a trustee. The Trust will hold shareholders’ meetings when requested to do so in writing by one or more shareholders collectively holding at least 10% of the shares entitled to vote, such request specifying the purpose or purposes for which each meeting is to be called, or when determined by a majority of the Board of Trustees in their discretion. Shareholders’ meetings also will be held in connection with the following matters: (1) the election or removal of trustees, if a meeting is called for such purpose; (2) the adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust; (4) certain amendments to the Declaration of Trust; (5) any merger, consolidation or sale of assets; (6) incorporation of the Trust; and (7) such additional matters as may be required by law, the Declaration of Trust, the By-Laws of the Trust or any registration of the Trust with the SEC or any state, or that the trustees may consider necessary or desirable, such as changes in fundamental investment objectives, policies or restrictions.

The trustees serve until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of their successors or until a director sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote or by a majority of the trustees. In accordance with the 1940 Act, the Trust will hold a shareholders’ meeting for the election of trustees at such time that (1) less than a majority of the trustees has been elected by the shareholders and (2) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders. A trustee may be removed from office by a vote of the holders of a majority of the outstanding shares entitled to vote.

TRUST HISTORY

The Trust is a Delaware statutory trust organized under a Declaration of Trust dated September 3, 1999. The Trust was formerly organized as a Maryland corporation on September 22, 1987 under the name of William Blair Ready Reserves, Inc. (the “Company”). On April 30, 1991, a reorganization of the Company and Growth Industry Shares, Inc., a Maryland corporation, occurred such that Growth Industry Shares, Inc. was reorganized into a separate portfolio of the Company, the Growth Fund, and the Company changed its name to William Blair Mutual Funds, Inc. On December 15, 1999, the Company was reorganized into the Trust and changed its name to William Blair Funds. The Trust operates as an open-end, management investment company, as defined in the 1940 Act. Presently, the Trust is offering shares of twenty-five William Blair Funds described in separate prospectuses. Except for the Commodity Fund, all of the series of the Trust are diversified portfolios. The Commodity Fund is a non-diversified portfolio. The Board of Trustees of the Trust may, however, establish additional portfolios with different investment objectives, policies and restrictions in the future.

FINANCIAL INFORMATION OF THE TRUST

The Funds’ audited financial statements, including the notes thereto, contained in the Funds’ annual report to shareholders for the period ended October 31, 2012, and report of independent registered public accounting firm, are incorporated herein by reference. Additional copies of the reports to shareholders may be obtained without charge by writing or calling the Trust.

APPENDIX A

RATINGS OF DEBT OBLIGATIONS

COMMERCIAL PAPER RATINGS

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor’s for commercial paper:

“A-1” - Issue’s degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted “A-1+.”

“A-2” - Issue’s capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

“A-3” - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

“B” - Issue has only a speculative capacity for timely payment.

“C” - Issue has a doubtful capacity for payment.

“D” - Issue is in payment default. The “D” category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired when S&P believes such payments will be made during such grace period.

“D” - Securities are in actual or imminent payment default.

Fitch Ratings’ short-term ratings apply generally to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

“F-1+” - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

“F-1” - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

“F-2” - Securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the “F-1+” and “F-1” categories.

“F-3” - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

“F-S” - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for commercial paper:

“Not Prime” - Issuer does not fall within any of the Prime rating categories.

“Prime-1” - Issuer or related supporting institutions are considered to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” - Issuer or related supporting institutions are considered to have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

“Prime-3” - Issuer or related supporting institutions have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

CORPORATE LONG-TERM DEBT RATINGS

The following summarizes the ratings used by Standard & Poor’s for corporate and municipal debt:

“AAA” - This designation represents the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment is extremely strong.

“AA” - An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC,” and “C” - Debt is regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

“BB” - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - Debt is more vulnerable to non-payment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to non-payment.

“C” - The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

“D” - An obligation rated “D” is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. “D” rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

“r” - This rating is attached to highlight derivative, hybrid, and certain other obligations that S& P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

“Aaa” - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” - Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

“A” - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba,” “B,” “Caa,” “Ca,” and “C” - Bonds that possess one of these ratings provide questionable protection of interest and principal (“Ba” indicates some speculative elements; “B” indicates a general lack of characteristics of desirable investment; “Caa” represents a poor standing; “Ca” represents obligations which are speculative in a high degree; and “C” represents the lowest rated class of bonds).

“Caa,” “Ca” and “C” bonds may be in default.

Con. (-) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

(P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

The following summarizes the highest four ratings used by Fitch Ratings for corporate and municipal bonds:

“AAA” - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

“AA” - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

“A” - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

“BBB” - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

“BB” - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

“B” - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

“CCC” - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

“CC” - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

“C” - Bonds are in imminent default in payment of interest or principal.

“DDD,” “DD” and “D” - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these securities, and “D” represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch ratings from and including “AA” to “C” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

WILLIAM BLAIR FUNDS

PART C

OTHER INFORMATION

ITEM 28.	Exhibits

(a)	(i) Declaration of Trust dated September 3, 1999.(4)

(ii)	Amendment to the Declaration of Trust dated April 24, 2001.(6)

(iii)	Amendment to the Declaration of Trust effective October 23, 2001.(7)

(iv)	Amendment to Declaration of Trust effective October 21, 2003.(11)

(v)	Amendment to the Declaration of Trust effective August 16, 2010.(34)

(vi)	Written Instrument Establishing and Designating Shares of the William Blair Institutional International Growth Fund dated April 23, 2002.(9)

(vii)	Written Instrument Establishing and Designating Shares of the William Blair Small-Mid Cap Growth Fund dated September 18, 2003.(10)

(viii)	Written Instrument Establishing and Designating Shares of the William Blair International Equity Fund and the William Blair Institutional International Equity Fund dated February 18, 2004.(12)

(ix)	Written Instrument Establishing and Designating Shares of the William Blair Emerging Markets Growth Fund dated February 18, 2005.(14)

(x)	Written Instrument Establishing and Designating Shares of the William Blair International Small Cap Growth Fund dated July 19, 2005.(17)

(xi)	Written Instrument Establishing and Designating Shares of the William Blair Mid Cap Growth Fund dated October 25, 2005.(19)

(xii)	Written Instrument Establishing and Designating Shares of the William Blair Bond Fund dated February 14, 2007.(22)

(xiii)	Written Instrument Establishing and Designating Shares of the William Blair Global Growth Fund dated July 24, 2007.(24)

(xiv)	Written Instrument Establishing and Designating Shares of William Blair Emerging Leaders Growth Fund dated November 30, 2007.(26)

(xv)	Written Instrument Establishing and Designating Shares of William Blair Low Duration Fund dated September 15, 2009.(29)

(xvi)	Written Instrument Establishing and Designating Shares of William Blair Mid Cap Value Fund dated February 11, 2010.(31)

(xvii)	Amendment to the Written Instrument Establishing and Designating Shares of the William Blair Emerging Leaders Growth Fund dated February 18, 2010.(32)

(xviii)	Amendment to the Written Instrument Establishing and Designating Shares of the William Blair Mid Cap Value Fund dated February 18, 2010.(32)

(xix)	Written Instrument Establishing and Designating Shares of William Blair Large Cap Value Fund dated July 26, 2011.(35)

(xx)	Written Instrument Establishing and Designating Shares of William Blair Emerging Markets Small Cap Value Fund dated July 26, 2011.(35)

(xxi)	Written Instrument Establishing and Designating Shares of William Blair Macro Allocation Fund dated July 26, 2011.(36)

(xxii)	Written Instrument Establishing and Designating Shares of William Blair Commodity Long/Short Strategy Fund dated July 26, 2011.(37)

(xxiii)	Written Instrument Establishing and Designating Shares of William Blair Small-Mid Cap Value Fund dated July 26, 2011.(38)

(xxiv)	Amendment to the Written Instrument Establishing and Designating Shares of the William Blair Commodity Long/Short Strategy Fund dated October 25, 2011.(40)

(xxv)	Written Instrument Establishing and Designating Shares of William Blair International Leaders Fund dated April 24, 2012.(44)

(xxvi)	Amendment to the Written Instrument Establishing and Designating Shares of William Blair Emerging Leaders Growth Fund dated October 23, 2012.(46)

(xxvii)	Amendment to the Written Instrument Establishing and Designating Shares of William Blair Global Growth Fund dated October 23, 2012.(46)

(xxviii)	Written Instrument Establishing and Designating Shares of William Blair Global Small Cap Growth Fund dated December 18, 2012.(46)

(b)	Amended and Restated By-laws dated October 23, 2001.(7)

(c)	None.

(d)	(i) Management Agreement (Amended and Restated) dated December 15, 1999.(16)

(ii)	Letter Agreement to Management Agreement dated April 23, 2002.(8)

(iii)	Letter Agreement to Management Agreement dated December 23, 2003.(11)

(iv)	Letter Agreement to Management Agreement dated May 24, 2004.(12)

(v)	Letter Agreement to Management Agreement dated February 18, 2005.(16)

(vi)	Letter Agreement to Management Agreement dated July 19, 2005.(18)

(vii)	Letter Agreement to Management Agreement dated October 25, 2005.(20)

(viii)	Letter Agreement to the Management Agreement dated April 30, 2007.(23)

(ix)	Letter Agreement to Management Agreement dated October 12, 2007.(25)

(x)	Letter Agreement to Management Agreement dated February 26, 2008.(27)

(xi)	Letter Agreement to Management Agreement dated November 30, 2009.(30)

(xii)	Letter Agreement to Management Agreement dated May 1, 2010.(33)

(xiii)	Letter Agreement to Management Agreement dated October 24, 2011.(39)

(xiv)	Letter Agreement to Management Agreement dated October 26, 2011.(40)

(xv)	Letter Agreement to Management Agreement dated December 15, 2011.(41)

(xvi)	Letter Agreement to Management Agreement dated April 25, 2012.(42)

(xvii)	Letter Agreement to Management Agreement dated August 16, 2012.(45)

(xviii)	Letter Agreement to Management Agreement dated , 2013.**

(e)	(i) Underwriting Agreement.(1)

(ii)	Distribution Agreement — Class N.(34)

(f)	None.

(g)	(i) Custodian Agreement.(3)

(ii)	Amended and Restated Delegation Agreement.(16)

(iii)	Amendment to Custodian Agreement dated August 1, 2001.(7)

(iv)	Amendment to Custodian Agreement dated April 23, 2002.(9)

(v)	Amendment Agreement.(11a)

(vi)	Amendment to Custodian Agreement dated November 1, 2004.(15)
(vii)	Amendment to Custodian Agreement dated February 1, 2006.(20)

(viii)	Amendment to Custodian Agreement dated August 1, 2007.(25)

(ix)	Amendment to Custodian Agreement dated April 12, 2010.(33)

(x)	Amendment to Custodian Agreement dated November 1, 2012.*

(h)	(i) Transfer Agency and Service Agreement dated January 1, 2008.(27)

(ii)	Amendment to Transfer Agency and Service Agreement dated October 21, 2010.(34)

(iii)	Amended and Restated Expense Limitation Agreement.*

2

(iv)	Services Agreement – Class N dated October 24, 2000.(6)

(v)	Form of Indemnification Agreement.(14)

(vi)	Administration Agreement dated November 1, 2004.(15)

(vii)	Amendment to Administration Agreement dated January 18, 2005.(15)

(viii)	Amendment to Administration Agreement dated August 1, 2007.(25)

(ix)	Amendment to Administration Agreement dated April 12, 2010.(33)

(x)	Shareholder Administration Agreement for the Emerging Markets Growth Fund – Class N and I.(23)

(xi)	Shareholder Administration Agreement for the International Small Cap Growth Fund – Class N and I.(18)

(xii)	Shareholder Administration Agreement for the Bond Fund – Class N and I.(23)

(xiii)	Shareholder Administration Agreement for the Global Growth Fund – Class N and Class I.(25)

(xiv)	Amended and Restated Shareholder Administration Agreement for the Emerging Leaders Growth Fund – Class N and Class I.(33)

(xv)	Shareholder Administration Agreement for the Low Duration Fund – Class N and Class I.(30)

(xvi)	Shareholder Administration Agreement for the Emerging Markets Small Cap Growth Fund – Class N and Class I.(39)

(xvii)	Shareholder Administration Agreement for the Macro Allocation Fund – Class N and Class I.(40)

(xviii)	Shareholder Administration Agreement for the Commodity Strategy Long/Short Fund – Class N and Class I.(42)

(xix)	Shareholder Administration Agreement for the International Leaders Fund – Class N and Class I.(45)

(xxx)	Shareholder Administration Agreement for the Global Small Cap Growth Fund – Class N and Class I.**

(xxxi)	Amendment to Administration Agreement dated November 1, 2012.*

(xxxii)	Amendment to Transfer Agency and Service Agreement dated November 19, 2012.*

(i)	Opinion and Consent of Vedder Price P.C.*

(j)	Consent of Ernst & Young LLP.*

(k)	Not applicable.

(l)	Not applicable.

(m)	Amended Distribution Plan – Class N.(30)

(n)	Amended and Restated Multi-Class Plan.(35)

(o)	Powers of Attorney for each trustee*

(p)	Amended Code of Ethics.(32)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A as filed on or about March 1, 1996.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A as filed on or about July 30, 1999.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A as filed on or about September 29, 1999.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A as filed on or about December 21, 1999.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A as filed on or about April 28, 2000.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A as filed on or about April 27, 2001.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A as filed on or about April 12, 2002.

3

(8)	Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A as filed on or about June 26, 2002.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2003

(10)	Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A as filed on or about October 10, 2003.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A as filed on or about December 24, 2003.

(11a)	Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2004.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A as filed on or about May 24, 2004.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A as filed on or about February 25, 2005.

(14)	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A as filed on or about March 4, 2005.

(15)	Incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A as filed on or about April 29, 2005.

(16)	Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A as filed on or about May 24, 2005.

(17)	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A as filed on or about August 8, 2005.

(18)	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A as filed on or about October 26, 2005.

(19)	Incorporated herein by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A as filed on or about November 17, 2005.

(20)	Incorporated herein by reference to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A as filed on or about January 30, 2006.

(21)	Incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A as filed on or about April 27, 2006.

(22)	Incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A as filed on or about February 15, 2007.

(23)	Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A as filed on or about April 27, 2007.

(24)	Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A as filed on or about August 1, 2007.

(25)	Incorporated herein by reference to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A as filed on or about October 12, 2007

(26)	Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A as filed on or about December 14, 2007

(27)	Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A as filed on or about March 25, 2008.

(28)	Incorporated herein by reference to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2009.

(29)	Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A as Filed on or about September 17, 2009.

(30)	Incorporated herein by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A as Filed on or about November 30, 2009.

(31)	Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A as filed on or about February 12, 2010.

(32)	Incorporated herein by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A as filed on or about March 2, 2010.

(33)	Incorporated herein by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2010.

(34)	Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A as filed on or about April 29, 2011.

(35)	Incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A as filed on or about August 8, 2011.

(36)	Incorporated by reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A as filed on or about September 1, 2011.

(37)	Incorporated by reference to Post-Effective Amendment No.75 to Registrant’s Registration Statement on Form N-1A as filed on or about September 2, 2011.

(38)	Incorporated by reference to Post-Effective Amendment No.76 to Registrant’s Registration Statement on Form N-1A as filed on or about September 30, 2011.

(39)	Incorporated by reference to Post Effective Amendment No.77 to Registrant’s Registration Statement on Form N-1A as filed on or about October 21, 2011.

(40)	Incorporated by reference to Post-Effective Amendment No.82 to Registrant’s Registration Statement on Form N-1A as filed on or about November 28, 2011.

(41)	Incorporated by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A as filed on or about December 13, 2011.

(42)	Incorporated by reference to Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A as filed on or about April 24, 2012.

(43)	Incorporated by reference to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2012.

(44)	Incorporated by reference to Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A as filed on or about May 4, 2012.

(45)	Incorporated by reference to Post-Effective Amendment No. 99 to Registrant’s Registration Statement on Form N-1A as filed on or about August 15, 2012.

(46)	Incorporated by reference to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A as filed on or about January 25, 2013.

*	Filed herewith.

**	To be filed by amendment.

ITEM 29.	Persons Controlled by or Under Common Control with Registrant

Not applicable.

ITEM 30.	Indemnification

Section 5.2 of Article V of the Registrant’s Declaration of Trust provides for indemnification of directors and officers under certain circumstances but does not allow such indemnification in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Each of the trustees who is not an “interested person” (as defined under the Investment Company Act of 1940) of Registrant (a “Non-interested Trustee”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

The Investment Management Agreement between the Registrant and William Blair & Company, L.L.C. (the “Advisor”) provides that, in the absence of willful misfeasance, bad faith,

4

gross negligence or reckless disregard of obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which such Agreement relates.

ITEM 31.	Business and Other Connections of Investment Advisor

Registrant’s investment advisor is William Blair & Company, L.L.C., a limited liability company. In addition to its services to Registrant as investment advisor as set forth in Parts A and B of this Registration Statement on Form N-1A, William Blair & Company, L.L.C. is a registered broker-dealer and engages in investment banking.

The principal occupations of the principals and primary officers of William Blair & Company, L.L.C. are their services as principals and officers of that Company. The address of William Blair & Company, L.L.C. and Registrant is 222 West Adams Street, Chicago, Illinois 60606.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each principal of William Blair & Company, L.L.C. is, or at any time during the last two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee:

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Michael D. Abrahamson, Partner

Jason Ader, Partner

Benjamin C. Andrew, Partner

John J. Allen, Partner

Jon R. Anderson, Partner

Alaina M. Anderson, Partner

5

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Anthony G. Baldwin, Partner

Michael P. Balkin, Partner	William Blair Funds	Senior Vice President

Reto B. Baruffol, Partner

William W. Benton, Partner

James M. Bertram, Partner

C. Brad Bissell, Partner

Susan J. Blahak, Partner

Edward McC. Blair, Jr., Partner	Chicago Zoological Society Global International Business Systems Pharos Industries Pullman Educational Foundation ResMed Foundation University of Chicago Hospital	Trustee Director Director Trustee Chairman of the Board Trustee

Douglas A. Blauw, Partner

6

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Mark G. Brady, Partner

Stephanie G. Braming, Partner	C & D Development	Director

John L. Brennan,	Lyric Opera of Chicago	Trustee
Partner	Civic Committee of Chicago	Member
	Executive Club of Chicago	Member
	Commercial Club of Chicago	Member
	WTTW, Channel 11	Trustee, Treasure, Member of Executive Committee
	Shedd Aquarium	Trustee
	Chicago Public Library	Trustee, Vice Chairman, member of Executive Committee
	Rush Presbyterian St. Lukes Hospital	Trustee

Karl W. Brewer, Partner	William Blair Funds	Senior Vice President

R.J. Bukovac, Partner

Harvey H. Bundy, III, Partner

George K. Busse, Partner	Busse Venture Associates Elk Grove Township Mt. Prospect Police and Fire Commission George L. Busse & Co. Mt. Prospect National Bank	Partner Trustee Commissioner Director Director

Timothy W. Carroll, Partner

7

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Daniel P. Charles, Partner

Daniel J. Connolly, Partner

James J. Connors, Partner

E. David Coolidge, III, Vice Chairman	Duluth Trading Shields Meneley Partners	Advisory Director Advisory Director

John W. Cultra, Partner

Benjamin W. Curtis, Partner

Ryan S. Daniels Partner

Daniel G. Daul, Partner

Edward J. Dellin, Partner

Phil De Nicola, Partner

Kevin De Thomas, Partner

Ryan C. Dimas, Partner

Brandon Dobell, Partner

Gareth A. Down, Partner

Brian J. Doyle, Partner

Robert A. Durkin, Partner

8

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Stephen E. Elkins, Partner

William G. Escamilla, Partner

John R. Ettelson, President and Chief Executive Officer

Brent W. Felitto, Partner

Simon Fennel Partner

Walid M. Fikri, Partner

Edward J. Finn, Partner

F. Conrad Fischer, Partner	APM Limited Partnership Chicago Child Care Society William Blair Funds	General Partner Trustee, Emeritus Chairman and Trustee (retired 2010)

Frederick D. Fischer, Partner

Robert C. Fix, Partner

Anthony P. Flanagan, Partner

Andrew G. Flynn, Partner	William Blair Funds	Senior Vice President

David C. Fording, Partner	William Blair Funds	Senior Vice President

Christoph B. Fuchs, Partner

Mark A. Fuller, III, Partner	Fuller Investment Company Fulsen Howney Partners Winnville Partners, LLC	President Partner Partner

Heather A. Gardner, Partner	Harmony Property Partners	Partner (resigned 3/09)

9

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Jeffrey S. Germanotta, Partner	WIT Postal Logistics	Advisory Board Member

Brent W. Gledhill, Partner

James S. Golan, Partner	Key Ambassador Co. William Blair Funds	Director Senior Vice President

Joel K. Gomberg, Partner

Matthew B. Gooch, Partner	Advanced Biotherapy, Inc	Director

Richard D. Gottfred, Partner

Dan Grant, Partner

Thomas L. Greene, Partner

W. George Greig, Partner	William Blair Funds	Senior Vice President

Phillip E. Gutman, Jr. Partner

Kyle G. Harris, Partner

10

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Liam P. Healy, Partner

Elizabeth M. Hennessy, Partner

Paul M. Hindsley, Partner

Anthony T. Hoban, Partner

Charles H. Hodges, IV, Partner

William Iannessa, Partner

Michael A. Jancosek, Partner	William Blair Funds	Senior Vice President

Edgar D. Jannotta, Chairman

AON Corporation

Commonwealth Edison Company

Molex Incorporated

Sloan Valve Company

William Blair Capital Management, LP

William Blair Capital Partners VI, LLC

William Blair Leveraged Capital

Management, LP

Director Director Director Director Partner Managing Member Partner

11

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Andrew M. Jessen, Partner

John F. Jostrand, Partner	William Blair Funds	Senior Vice President

Michael Kalt, Partner

William O. Kasten, Partner

Andrew L. Kaye, Partner

John T. Kibler, Partner

Chad M. Kilmer, Partner	William Blair Funds	Senior Vice President

12

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity

Richard P. Kiphart, Partner	Advanced Biotherapy ATW Emmi Erikson Institute Lime Energy Lyric Opera Merit Music Program MSDS Online Naturevision Inc. Ranir Corp.	Director Director Director Chairman of the Board Chairman of the Board Chairman of the Board Director Director Chairman of the Board Chairman of the Board

John C. Kreger, Partner

Thomas E. Lanctot, Partner

Louise Lane, Partner	The Chicago School The Hagelden Foundation	Vice Chairman Chicago Director

Mark R. Lane, Partner

13

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Robert C. Lanphier, IV, Partner	Ag. Med, Inc. William Blair Funds	Chairman (resigned 2008) Senior Vice President

Alan A. Lazzara, Partner

Laura J. Lederman, Partner

Michael S. Lee, Partner

Mark T. Leslie, Partner	William Blair Funds	Senior Vice President

Matthew A. Litfin, Partner	William Blair Funds	Senior Vice President

Brandon W. Lower, Partner

David K. Mabie, Partner	Carney Ranch Co.	Officer and Director

James W. Mabie, Partner

Eric S. Maddix, Partner

Annette M. Marker, Partner

Peter Marr, Partner

Kelly Martin, Partner

G. Dewey Martinelli, Partner

Loui L. Marver, Partner

Ralph A. Mastrangelo, Partner

Kenneth J. McAtamney, Partner	William Blair Funds	Senior Vice President

Todd M. McClone, Partner	William Blair Funds	Senior Vice President

Tracy A. McCormick, Partner	William Blair Funds	Senior Vice President (2008 – 2012)

Richard J. McDonald, Partner

Timothy McHugh, Partner

John V. McLaughlin, Partner

Carlette C. McMullan, Partner

14

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity

David C. Merjan, Partner	William Blair Funds	Senior Vice President

Robert L. Metzger, Partner

Mark R. Miller, Partner

Corey A. Minturn, Partner

David S. Mitchell, Partner	William Blair Funds	Senior Vice President

John C. Moore Partner

Patrick J. Mullenix, Partner

John C. Murphy, Partner

Robert P. Napoli Partner

Daniel J. Nichols, Partner

Terrence J. O’Bryan, Partner

Christina M. O’Hara, Partner

John F. O’Toole, Partner

15

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Thomas W. Pace, Partner

Karl A. Palasz, Partner

Brett L. Paschke, Partner

R. Scott Patterson, Partner

Michael A. Pitt, Partner

Casey Preyss, Partner

Gregory J. Pusinelli, Partner

Patrick Quinn, Partner

Peter J. Raphael, Partner

David P. Ricci, Partner	William Blair Funds	Senior Vice President

16

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity

Tom Ross, Partner

Eric B. Rowley, Partner

Alfred J. Salvino, Partner

John Salvino, Partner

Thomas J. Salvino, Partner

Ralph Schackart, III, Partner

Brian F. Scullion Partner

Michelle R. Seitz, Partner	William Blair Funds Financial Accounting Foundation (FAF)	Trustee and President Director

Neal L. Seltzer, Partner	Host Foundation Scholarship and Guidance Foundation	Director Director

Barbara J. Semens, Partner

William B. Semmer, Partner

Ward D. Sexton Partner

Arthur J. Simon, Partner

Brian D. Singer, Partner	William Blair Funds	Senior Vice President

Michael M. Sirvinskas, Partner

Jonathan P. Skinner, Partner

Richard W. Smirl Partner	William Blair Funds	Trustee and Senior Vice President

Brent M. Smith Partner

John R. Smith, Partner

John S. Sonnier, Partner

17

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Rita J. Spitz, Partner

Scott J. Stevens Partner

Aaron M. Stout, Partner

Paul J. Sularz, Partner	William Blair Funds	Senior Vice President

Geralyn Sullivan Partner

Bhavan Suri, Partner

Joseph Tabet Partner

Raymond J. Teborek, Partner	Rental Max	Director

D. Michael Thompson, Partner

Samuel J. Tinaglia, Sr., Partner	Chicago Historical Society Psi Upsilon Fraternity Philanthropic Foundation	Trustee President

W. Britton Trukenbrod, Partner

18

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Jeffrey A. Urbina, Partner	William Blair Funds	Senior Vice President

Eric P. Vanderoef, Partner

Christopher T. Vincent, Partner	William Blair Funds	Senior Vice President

Kenneth L. Wagner, Partner

Bennett Wang, Partner

Geoffrey Wehling, Partner

Kurt M. Wiese, Partner

James H. Wildman, Partner

Colin J. Williams, Partner

Daniel J. Wilson, Partner

Thomas A. Wilson, Jr., Partner

Sharon M. Zackfia, Partner

Matthew M. Zimmer Partner

Jon W. Zindel Partner

ITEM 32.	Principal Underwriters

(a)	William Blair & Company, L.L.C., principal underwriter for Registrant, also acts as investment advisor for the following series of registered investment companies (other than Registrant): Northern Multi-Manager International Equity Fund, a series of Northern Funds; Laudus International MarketMasters Fund, a series of Schwab Capital Trust; SP International Growth Portfolio, a series of the Prudential Series Fund; Global Portfolio, a series of the Prudential Series Fund; AST International Growth Portfolio, a series of Advanced Series Trust; AST Advanced Strategies Portfolio, a series of Advanced Series Trust; Vanguard Variable Insurance Funds Growth Portfolio; Vanguard U.S. Growth Fund, a series of Vanguard World Fund; Vanguard Mid-Cap Growth Fund, a series of Vanguard Whitehall Funds; Russell International Developed Markets Fund, a series of Russell Investment Company; Small Cap Fund, a series of SEI Institutional Investments Trust; Small/Mid Cap Equity Fund, a series of SEI Institutional Investments Trust; Small Cap Fund, a series of SEI Institutional Managed Trust; Small Cap Value Fund, a series of SEI Institutional Managed Trust; Tax-Managed Small Cap Fund, a series of SEI Institutional Managed Trust; Strategic Advisers International Fund, a series of Fidelity Rutland Square Trust II; Strategic Advisers International Multi-Manager Fund, a series of Fidelity Rutland Square Trust II; PMC Core Fixed Income Fund, a series of Trust for Professional Managers; PMC Diversified Equity Fund, a series of Trust for Professional Managers.

19

(b)	The main business address of each principal and officer of William Blair & Company, L.L.C., principal underwriter for Registrant, is 222 West Adams Street, Chicago, Illinois 60606. See Item 31 for information with respect to officers and principals of William Blair & Company, L.L.C.

(c)	Not applicable.

ITEM 33.	Location of Accounts and Records

All such accounts, books and other documents are maintained by the Registrant’s officers at the offices of the Registrant and the offices of the Investment Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606. Shareholder account information and original shareholder correspondence is also available at the offices of the Transfer Agent and Dividend Paying Agent, Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts 02169.

ITEM 34.	Management Services

Not applicable.

ITEM 35.	Undertakings

Not applicable.

20

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of February, 2013.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 28th day of February, 2013.

Signature	Title

/s/ Richard W. Smirl	Trustee
Richard W. Smirl

/s/ Vann A. Avedisian*	Trustee
Vann A. Avedisian

/s/ Phillip O. Peterson*	Trustee
Phillip O. Peterson

/s/ Donald J. Reaves*	Trustee
Donald J. Reaves

/s/ Donald L. Seeley*	Trustee
Donald L. Seeley

/s/ Thomas J. Skelly*	Trustee
Thomas J. Skelly

/s/ Michelle R. Seitz	Trustee (Chairperson of the Board) and President (Principal
Michelle R. Seitz	Executive Officer)

/s/ Colette M. Garavalia	Treasurer (Principal Financial Officer, Principal Accounting
Colette M. Garavalia	Officer)

*By:	/s/ Michelle R. Seitz
Michelle R. Seitz, Attorney-in-Fact

*Michelle R. Seitz signs this document pursuant to powers of attorney filed herein.

SIGNATURES

William Blair CLS Ltd. has duly caused this post-effective amendment No. 102 to the registration statement of William Blair Funds, with respect only to information that specifically relates to William Blair CLS Ltd. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of February, 2013.

WILLIAM BLAIR CLS LTD.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz, Director

By:	/s/ Richard W. Smirl
Richard W. Smirl, Director

This post-effective amendment No. 102 to the registration statement of William Blair Funds with respect only to information that specifically relates to William Blair CLS Ltd. has been signed below by the following persons in the capacity indicated and on the 28th day of February, 2013.

Signature	Title

/s/ Michelle R. Seitz	Director
Michelle R. Seitz

/s/ Richard W. Smirl	Director
Richard W. Smirl

SIGNATURES

William Blair MAS Ltd. has duly caused this post-effective amendment No. 102 to the registration statement of William Blair Funds, with respect only to information that specifically relates to William Blair MAS Ltd. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of February, 2013.

WILLIAM BLAIR MAS LTD.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz, Director

By:	/s/ Richard W. Smirl
Richard W. Smirl, Director

This post-effective amendment No. 102 to the registration statement of William Blair Funds with respect only to information that specifically relates to William Blair MAS Ltd. has been signed below by the following persons in the capacity indicated and on the 28th day of February, 2013.

Signature	Title

/s/ Michelle R. Seitz	Director
Michelle R. Seitz

/s/ Richard W. Smirl	Director
Richard W. Smirl

EXHIBIT INDEX

(g)	(x)	Amendment to Custodian Agreement dated November 1, 2012.

(h)	(iii)	Amended and Restated Expense Limitation Agreement.

	(xxxi)	Amendment to Administration Agreement dated November 1, 2012.

	(xxxii)	Amendment to Transfer Agency and Service Agreement dated November 19, 2012.

(i)		Opinion and Consent of Vedder Price P.C.

(j)		Consent of Ernst & Young LLP.

(o)		Powers of Attorney for each trustee.